UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08236

Northern Funds

(Exact name of registrant as specified in charter)
50 South LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service:
Michael Mabry, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

with a copy to:
Kevin P. O’Rourke
Jose Del Real, Esq.
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a) Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1).
NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF

Ticker: TIPA - NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025

This annual shareholder report contains important information about the Northern Trust 2030 Inflation-Linked Distributing Ladder ETF Fund (the "Fund") for the period of August 18, 2025 (commencement of investment operations) to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust 2030 Inflation-Linked Distributing Ladder ETF	$4	0.10%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

What impacted Fund performance over the reporting period?

  U.S. Treasury Inflation Protected Securities (“TIPS”) inflation breakeven spreads moved lower over the course of the reporting period ending December 31, 2025, yet oscillated a bit throughout the period. 1-year and 2-year breakevens experienced a widening in late October before trending tighter throughout the remaining year. Over the reporting period, the short-to-intermediate segment of the TIPS yield curve, represented by the Bloomberg U.S. Treasury TIPS 1-5 Years Index, underperformed the total aggregate bond market, defined by the Bloomberg Barclays Capital US Aggregate Bond Total Return Index, by 174 basis points (“bps”). Over the reporting period, 1-year and 2-year real yields moved lower, which benefited the Fund, while 3-year, 4-year, and 5-year real rates moved higher, which was a detractor for the Fund’s performance.

  The Fund seeks to provide periodic inflation-linked distributions through U.S. TIPS, consisting of income and/or principal through 2030 (the "terminal year"). The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in TIPS with different maturity dates (or “rungs”) through the terminal year.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 1.06%, differing from the 1.12% return of the Bloomberg U.S. Treasury TIPS 1-5 Years Index, which is reflective of the Fund’s management fee (-10 basis points "bps"), and small net positive contributions from duration/curve positioning (+4 bps), due to the nature of the laddered rung structure relative to a market-weighted reference benchmark.

NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF

1

Average Annual Total Returns	Since Inception (8/18/25)
Northern Trust 2030 Inflation-Linked Distributing Ladder ETF (Based on NAV)	1.06%
Bloomberg U.S. Treasury TIPS 1-5 Years Index	1.12%
Bloomberg Barclays Capital US Aggregate Bond Total Return Index	2.86%

The Fund's past performance is not a good predictor of the Fund's future performance. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance data current to the most recent month-end is available at https://etfs.ntam.northerntrust.com/us/en/individual/funds.

KEY FUND STATISTICS

Net Assets	$4,990,746
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.46%
Net Investment Advisory Fees Paid	$1,286

YEARS TO MATURITY (% of Net Assets)

3-5 years	39.7%
1-3 years	39.0%
0-1 year	20.9%
Cash	0.4%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF

2

NORTHERN TRUST 2030 TAX-EXEMPT DISTRIBUTING LADDER ETF

Ticker: MUNA - NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025

This annual shareholder report contains important information about the Northern Trust 2030 Tax-Exempt Distributing Ladder ETF Fund (the "Fund") for the period of August 18, 2025 (commencement of investment operations) to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust 2030 Tax-Exempt Distributing Ladder ETF	$7	0.18%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

What impacted Fund performance over the reporting period?

  For the reporting period ending December 31, 2025, the municipal bond market ended with solid performance. Municipals outpaced both U.S. Treasuries and broader bond markets during this period. The Fund’s performance was impacted by overall municipal market strong demand, outpacing supply.

  The Fund seeks to provide periodic distributions consisting of income exempt from regular federal income tax and/or principal through 2030 (the "terminal year"). The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in debt instruments that pay interest that is exempt from regular federal income tax with different maturity dates (or “rungs”) through the terminal year.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 0.79%, differing from the 0.95% return of the Bloomberg Municipal 1-5 Year Blend Index. Security selection (-9 basis points "bps") and curve (-7 bps) accounted for the difference.

NORTHERN TRUST 2030 TAX-EXEMPT DISTRIBUTING LADDER ETF

1

Average Annual Total Returns	Since Inception (8/18/25)
Northern Trust 2030 Tax-Exempt Distributing Ladder ETF (Based on NAV)	0.79%
Bloomberg Municipal 1-5 Year Blend Index	0.95%
Bloomberg Municipal Bond Index	4.29%

The Fund's past performance is not a good predictor of the Fund's future performance. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance data current to the most recent month-end is available at https://etfs.ntam.northerntrust.com/us/en/individual/funds.

KEY FUND STATISTICS

Net Assets	$6,001,267
Number of Portfolio Holdings	82
Portfolio Turnover Rate	-
Net Investment Advisory Fees Paid	$3,444

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

Texas	13.3%
Wisconsin	9.6%
Illinois	8.1%
Tennessee	6.7%
Ohio	5.7%
Washington	5.4%
Utah	5.2%
Delaware	4.7%
Nevada	4.0%
Kansas	3.9%
All other states	33.4%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

NORTHERN TRUST 2030 TAX-EXEMPT DISTRIBUTING LADDER ETF

2

NORTHERN TRUST 2035 INFLATION-LINKED DISTRIBUTING LADDER ETF

Ticker: TIPB - NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025

This annual shareholder report contains important information about the Northern Trust 2035 Inflation-Linked Distributing Ladder ETF Fund (the "Fund") for the period of August 18, 2025 (commencement of investment operations) to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust 2035 Inflation-Linked Distributing Ladder ETF	$4	0.10%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

What impacted Fund performance over the reporting period?

  U.S. Treasury Inflation Protected Securities (“TIPS”) inflation breakeven spreads moved lower over the course of the reporting period ending December 31, 2025, yet oscillated a bit throughout the period. 1-year and 2-year breakevens experienced a widening in late October before trending tighter throughout the remaining year. Over the reporting period, the short-to-intermediate segment of the TIPS yield curve, represented by the Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, underperformed the total aggregate bond market, defined by the Bloomberg Barclays Capital US Aggregate Bond Total Return Index, by 144 basis points (“bps”). Over the reporting period, 1-2 year and 8-10 year real yields moved lower, which benefited the Fund, while 3-7 year real rates moved higher, which was a detractor for the Fund’s performance.

  The Fund seeks to provide periodic inflation-linked distributions through U.S. TIPS, consisting of income and/or principal through 2035 (the "terminal year"). The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in TIPS with different maturity dates (or “rungs”) through the terminal year.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 1.44%, differing from the 1.42% return of the Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, which is reflective of the Fund’s management fee (-10 basis points "bps"), and small positive contributions from duration/curve positioning (+12 bps), due to the nature of the laddered rung structure relative to a market-weighted reference benchmark.

NORTHERN TRUST 2035 INFLATION-LINKED DISTRIBUTING LADDER ETF

1

Average Annual Total Returns	Since Inception (8/18/25)
Northern Trust 2035 Inflation-Linked Distributing Ladder ETF (Based on NAV)	1.44%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	1.42%
Bloomberg Barclays Capital US Aggregate Bond Total Return Index	2.86%

The Fund's past performance is not a good predictor of the Fund's future performance. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance data current to the most recent month-end is available at https://etfs.ntam.northerntrust.com/us/en/individual/funds.

KEY FUND STATISTICS

Net Assets	$3,996,029
Number of Portfolio Holdings	10
Portfolio Turnover Rate	1.25%
Net Investment Advisory Fees Paid	$1,047

YEARS TO MATURITY (% of Net Assets)

5-10 years	48.1%
3-5 years	20.5%
1-3 years	20.1%
0-1 year	10.7%
Cash	0.6%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

NORTHERN TRUST 2035 INFLATION-LINKED DISTRIBUTING LADDER ETF

2

NORTHERN TRUST 2035 TAX-EXEMPT DISTRIBUTING LADDER ETF

Ticker: MUNB - NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025

This annual shareholder report contains important information about the Northern Trust 2035 Tax-Exempt Distributing Ladder ETF Fund (the "Fund") for the period of August 18, 2025 (commencement of investment operations) to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust 2035 Tax-Exempt Distributing Ladder ETF	$7	0.18%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

What impacted Fund performance over the reporting period?

  For the reporting period ending December 31, 2025, the municipal bond market ended with solid performance. Municipals outpaced both U.S. Treasuries and broader bond markets during this period. The Fund’s performance was impacted by overall municipal market strong demand, outpacing supply.

  The Fund seeks to provide periodic distributions consisting of income exempt from regular federal income tax and/or principal through 2035 (the "terminal year"). The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in debt instruments that pay interest that is exempt from regular federal income tax with different maturity dates (or “rungs”) through the terminal year.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 1.98%, differing from the 2.25% return of the Bloomberg Municipal 1-10 Year Blend Index. Security selection (-41 basis points "bps") accounted for the difference, and duration (+24 bps) was additive.

NORTHERN TRUST 2035 TAX-EXEMPT DISTRIBUTING LADDER ETF

1

Average Annual Total Returns	Since Inception (8/18/25)
Northern Trust 2035 Tax-Exempt Distributing Ladder ETF (Based on NAV)	1.98%
Bloomberg Municipal 1-10 Year Blend Index	2.25%
Bloomberg Municipal Bond Index	4.29%

The Fund's past performance is not a good predictor of the Fund's future performance. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance data current to the most recent month-end is available at https://etfs.ntam.northerntrust.com/us/en/individual/funds.

KEY FUND STATISTICS

Net Assets	$5,052,946
Number of Portfolio Holdings	86
Portfolio Turnover Rate	-
Net Investment Advisory Fees Paid	$3,360

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

Texas	14.0%
Florida	9.9%
Wisconsin	9.4%
Washington	8.8%
Michigan	8.5%
Nevada	7.0%
New Mexico	5.6%
District of Columbia	4.4%
Ohio	3.8%
Maryland	3.6%
All other states	25.0%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

NORTHERN TRUST 2035 TAX-EXEMPT DISTRIBUTING LADDER ETF

2

NORTHERN TRUST 2045 INFLATION-LINKED DISTRIBUTING LADDER ETF

Ticker: TIPC - NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025

This annual shareholder report contains important information about the Northern Trust 2045 Inflation-Linked Distributing Ladder ETF Fund (the "Fund") for the period of August 18, 2025 (commencement of investment operations) to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust 2045 Inflation-Linked Distributing Ladder ETF	$4	0.10%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

What impacted Fund performance over the reporting period?

  U.S. Treasury Inflation Protected Securities (“TIPS”) inflation breakeven spreads moved lower over the course of the reporting period ending December 31, 2025, yet oscillated a bit throughout the period. 1-year and 2-year breakevens experienced a widening in late October before trending tighter throughout the remaining year. Over the reporting period, the broad U.S. TIPS market, represented by the Bloomberg US Treasury Inflation Notes TR Index, underperformed the total aggregate bond market, defined by the Bloomberg Barclays Capital US Aggregate Bond Total Return Index, by 115 basis points (“bps”). Over the reporting period, 1-2 year and 8-20 year real yields moved lower, which benefited the Fund, while 3-7 year real rates moved higher, which was a detractor for the Fund’s performance.

  The Fund seeks to provide periodic inflation-linked distributions through U.S. TIPS, consisting of income and/or principal through 2045 (the "terminal year"). The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in TIPS with different maturity dates (or “rungs”) through the terminal year.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 2.20%, differing from the 1.71% return of the Bloomberg US Treasury Inflation Notes TR Index, which is reflective of the Fund’s management fee (-10 basis points "bps"), and positive contributions from duration/curve positioning (+59 bps), due to the nature of the laddered rung structure relative to a market-weighted reference benchmark.

NORTHERN TRUST 2045 INFLATION-LINKED DISTRIBUTING LADDER ETF

1

Average Annual Total Returns	Since Inception (8/18/25)
Northern Trust 2045 Inflation-Linked Distributing Ladder ETF (Based on NAV)	2.20%
Bloomberg US Treasury Inflation Notes TR Index	1.71%
Bloomberg Barclays Capital US Aggregate Bond Total Return Index	2.86%

The Fund's past performance is not a good predictor of the Fund's future performance. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance data current to the most recent month-end is available at https://etfs.ntam.northerntrust.com/us/en/individual/funds.

KEY FUND STATISTICS

Net Assets	$3,014,509
Number of Portfolio Holdings	16
Portfolio Turnover Rate	1.22%
Net Investment Advisory Fees Paid	$866

YEARS TO MATURITY (% of Net Assets)

10-20 years	43.8%
5-10 years	31.4%
3-5 years	9.6%
1-3 years	9.4%
0-1 year	5.1%
Cash	0.7%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

NORTHERN TRUST 2045 INFLATION-LINKED DISTRIBUTING LADDER ETF

2

NORTHERN TRUST 2045 TAX-EXEMPT DISTRIBUTING LADDER ETF

Ticker: MUNC - NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025

This annual shareholder report contains important information about the Northern Trust 2045 Tax-Exempt Distributing Ladder ETF Fund (the "Fund") for the period of August 18, 2025 (commencement of investment operations) to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust 2045 Tax-Exempt Distributing Ladder ETF	$7	0.18%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

What impacted Fund performance over the reporting period?

  For the reporting period ending December 31, 2025, the municipal bond market ended with solid performance. Municipals outpaced both U.S. Treasuries and broader bond markets during this period. The Fund’s performance was impacted by overall municipal market strong demand, outpacing supply.

  The Fund seeks to provide periodic distributions consisting of income exempt from regular federal income tax and/or principal through 2045 (the "terminal year"). The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in debt instruments that pay interest that is exempt from regular federal income tax with different maturity dates (or “rungs”) through the terminal year.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 3.95%, differing from the 3.22% return of the Bloomberg 1-15 Yr. Municipal Index Total Return Index Unhedged. Security selection (-71 basis points "bps") and rating (-5.4 bps) accounted for the difference. Sector selection (+24.5 bps) and duration (+126 bps) were additive.

NORTHERN TRUST 2045 TAX-EXEMPT DISTRIBUTING LADDER ETF

1

Average Annual Total Returns	Since Inception (8/18/25)
Northern Trust 2045 Tax-Exempt Distributing Ladder ETF (Based on NAV)	3.95%
Bloomberg 1-15 Yr. Municipal Index Total Return Index Unhedged	3.22%
Bloomberg Municipal Bond Index	4.29%

The Fund's past performance is not a good predictor of the Fund's future performance. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance data current to the most recent month-end is available at https://etfs.ntam.northerntrust.com/us/en/individual/funds.

KEY FUND STATISTICS

Net Assets	$10,275,033
Number of Portfolio Holdings	177
Portfolio Turnover Rate	-
Net Investment Advisory Fees Paid	$6,803

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

Texas	14.2%
Washington	9.2%
New York	8.1%
Florida	6.8%
Michigan	6.1%
Illinois	5.4%
California	5.0%
Iowa	3.9%
Wisconsin	3.6%
Massachusetts	3.4%
All other states	34.3%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

NORTHERN TRUST 2045 TAX-EXEMPT DISTRIBUTING LADDER ETF

2

NORTHERN TRUST 2055 INFLATION-LINKED DISTRIBUTING LADDER ETF

Ticker: TIPD - NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025

This annual shareholder report contains important information about the Northern Trust 2055 Inflation-Linked Distributing Ladder ETF Fund (the "Fund") for the period of August 18, 2025 (commencement of investment operations) to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust 2055 Inflation-Linked Distributing Ladder ETF	$4	0.10%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

What impacted Fund performance over the reporting period?

  U.S. Treasury Inflation Protected Securities (“TIPS”) inflation breakeven spreads moved lower over the course of the reporting period ending December 31, 2025, yet oscillated a bit throughout the period. 1-year and 2-year breakevens experienced a widening in late October before trending tighter throughout the remaining year. Over the reporting period, the broad U.S. TIPS market, represented by the Bloomberg US Treasury Inflation Notes TR Index, underperformed the total aggregate bond market, defined by the Bloomberg Barclays Capital US Aggregate Bond Total Return Index, by 115 basis points (“bps”). Over the reporting period, 1-2 year and 8-30 year real yields moved lower, which benefited the Fund, while 3-7 year real rates moved higher, which was a detractor for the Fund’s performance.

  The Fund seeks to provide periodic inflation-linked distributions through U.S. TIPS, consisting of income and/or principal through 2055 (the "terminal year"). The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in TIPS with different maturity dates (or “rungs”) through the terminal year.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 2.51%, differing from the 1.71% return of the Bloomberg US Treasury Inflation Notes TR Index, which is reflective of the Fund’s management fee (-10 basis points "bps"), and positive contributions from duration/curve positioning (+90 bps), due to the nature of the laddered rung structure relative to a market-weighted reference benchmark.

NORTHERN TRUST 2055 INFLATION-LINKED DISTRIBUTING LADDER ETF

1

Average Annual Total Returns	Since Inception (8/18/25)
Northern Trust 2055 Inflation-Linked Distributing Ladder ETF (Based on NAV)	2.51%
Bloomberg US Treasury Inflation Notes TR Index	1.71%
Bloomberg Barclays Capital US Aggregate Bond Total Return Index	2.86%

The Fund's past performance is not a good predictor of the Fund's future performance. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance data current to the most recent month-end is available at https://etfs.ntam.northerntrust.com/us/en/individual/funds.

KEY FUND STATISTICS

Net Assets	$3,018,915
Number of Portfolio Holdings	26
Portfolio Turnover Rate	1.80%
Net Investment Advisory Fees Paid	$861

YEARS TO MATURITY (% of Net Assets)

10-20 years	31.5%
20+ years	27.5%
5-10 years	22.6%
3-5 years	7.1%
1-3 years	6.9%
0-1 year	3.7%
Cash	0.7%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

NORTHERN TRUST 2055 INFLATION-LINKED DISTRIBUTING LADDER ETF

2

NORTHERN TRUST 2055 TAX-EXEMPT DISTRIBUTING LADDER ETF

Ticker: MUND - NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025

This annual shareholder report contains important information about the Northern Trust 2055 Tax-Exempt Distributing Ladder ETF Fund (the "Fund") for the period of August 18, 2025 (commencement of investment operations) to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust 2055 Tax-Exempt Distributing Ladder ETF	$7	0.18%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

What impacted Fund performance over the reporting period?

  For the reporting period ending December 31, 2025, the municipal bond market ended with solid performance. Municipals outpaced both U.S. Treasuries and broader bond markets during this period. The Fund’s performance was impacted by overall municipal market strong demand, outpacing supply.

  The Fund seeks to provide periodic distributions consisting of income exempt from regular federal income tax and/or principal through 2055 (the "terminal year"). The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in debt instruments that pay interest that is exempt from regular federal income tax with different maturity dates (or “rungs”) through the terminal year.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 4.30%, differing from the 4.29% return of the Bloomberg Municipal Bond Index. Security selection (-99 basis points "bps") accounted for the difference. This was mostly offset by duration (+98 bps).

NORTHERN TRUST 2055 TAX-EXEMPT DISTRIBUTING LADDER ETF

1

Average Annual Total Returns	Since Inception (8/18/25)
Northern Trust 2055 Tax-Exempt Distributing Ladder ETF (Based on NAV)	4.30%
Bloomberg Municipal Bond Index	4.29%

The Fund's past performance is not a good predictor of the Fund's future performance. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance data current to the most recent month-end is available at https://etfs.ntam.northerntrust.com/us/en/individual/funds.

KEY FUND STATISTICS

Net Assets	$8,234,767
Number of Portfolio Holdings	119
Portfolio Turnover Rate	21.18%
Net Investment Advisory Fees Paid	$6,257

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

New York	14.2%
Texas	12.0%
Washington	9.2%
Massachusetts	8.7%
Maryland	7.4%
Illinois	5.8%
Florida	5.5%
Michigan	4.6%
California	4.0%
Pennsylvania	3.1%
All other states	25.5%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

NORTHERN TRUST 2055 TAX-EXEMPT DISTRIBUTING LADDER ETF

2

NORTHERN TRUST INTERMEDIATE TAX-EXEMPT BOND ETF

Ticker: TAXI - The Nasdaq Stock Market LLC

ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025

This annual shareholder report contains important information about the Northern Trust Intermediate Tax-Exempt Bond ETF Fund (the "Fund") for the period of August 18, 2025 (commencement of investment operations) to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust Intermediate Tax-Exempt Bond ETF	$2	0.05%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

What impacted Fund performance over the reporting period?

  For the reporting period ending December 31, 2025, the municipal bond market ended with solid performance. Municipals outpaced both U.S. Treasuries and broader bond markets during this period. The Fund’s performance was impacted by overall municipal market strong demand, outpacing supply.

  The Fund is passively managed and seeks to track the investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE Intermediate Term Focused Municipal Bond Index (the “Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 3.42%, differing from the 2.66% return of the Underlying Index. Security selection/trading (+76 basis points "bps") accounted for the difference.

NORTHERN TRUST INTERMEDIATE TAX-EXEMPT BOND ETF

1

Average Annual Total Returns	Since Inception (8/18/25)
Northern Trust Intermediate Tax-Exempt Bond ETF (Based on NAV)	3.42%
ICE Intermediate Term Focused Municipal Bond Index	2.66%
Bloomberg Municipal Bond Index	4.29%

The Fund's past performance is not a good predictor of the Fund's future performance. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance data current to the most recent month-end is available at https://etfs.ntam.northerntrust.com/us/en/individual/funds.

KEY FUND STATISTICS

Net Assets	$54,348,053
Number of Portfolio Holdings	894
Portfolio Turnover Rate	9.22%
Net Investment Advisory Fees Paid	$2,803

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

Texas	17.1%
California	6.6%
Illinois	6.4%
Washington	5.3%
New York	5.2%
District of Columbia	5.1%
Alabama	5.0%
Nevada	4.3%
Florida	4.2%
Pennsylvania	3.6%
All other states	37.2%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

NORTHERN TRUST INTERMEDIATE TAX-EXEMPT BOND ETF

2

NORTHERN TRUST SHORT-TERM TAX-EXEMPT BOND ETF

Ticker: TAXS - The Nasdaq Stock Market LLC

ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025

This annual shareholder report contains important information about the Northern Trust Short-Term Tax-Exempt Bond ETF Fund (the "Fund") for the period of August 18, 2025 (commencement of investment operations) to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust Short-Term Tax-Exempt Bond ETF	$2	0.05%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

What impacted Fund performance over the reporting period?

  For the reporting period ending December 31, 2025, the municipal bond market ended with solid performance. Municipals outpaced both U.S. Treasuries and broader bond markets during this period. The Fund’s performance was impacted by overall municipal market strong demand, outpacing supply.

  The Fund is passively managed and seeks to track the investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE Short Term Focused Municipal Bond Index (the “Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 1.26%, differing from the 0.87% return of the Underlying Index. Security selection/trading (+39 basis points "bps") accounted for the difference.

NORTHERN TRUST SHORT-TERM TAX-EXEMPT BOND ETF

1

Average Annual Total Returns	Since Inception (8/18/25)
Northern Trust Short-Term Tax-Exempt Bond ETF (Based on NAV)	1.26%
ICE Short Term Focused Municipal Bond Index	0.87%
Bloomberg Municipal Bond Index	4.29%

The Fund's past performance is not a good predictor of the Fund's future performance. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance data current to the most recent month-end is available at https://etfs.ntam.northerntrust.com/us/en/individual/funds.

KEY FUND STATISTICS

Net Assets	$71,350,861
Number of Portfolio Holdings	700
Portfolio Turnover Rate	20.64%
Net Investment Advisory Fees Paid	$4,511

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

Texas	20.6%
Washington	7.8%
Florida	7.3%
Illinois	6.2%
District of Columbia	5.0%
Wisconsin	3.4%
Georgia	3.2%
Ohio	3.0%
Pennsylvania	3.0%
Nevada	2.9%
All other states	37.6%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

NORTHERN TRUST SHORT-TERM TAX-EXEMPT BOND ETF

2

NORTHERN TRUST TAX-EXEMPT BOND ETF

Ticker: TAXT - The Nasdaq Stock Market LLC

ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025

This annual shareholder report contains important information about the Northern Trust Tax-Exempt Bond ETF Fund (the "Fund") for the period of August 18, 2025 (commencement of investment operations) to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/NorthernTrust. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust Tax-Exempt Bond ETF	$2	0.05%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

What impacted Fund performance over the reporting period?

  For the reporting period ending December 31, 2025, the municipal bond market ended with solid performance. Municipals outpaced both U.S. Treasuries and broader bond markets during this period. The Fund’s performance was impacted by overall municipal market strong demand, outpacing supply.

  The Fund is passively managed and seeks to track the investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE All Maturity Focused Municipal Bond Index (the “Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 4.05%, differing from the 3.88% return of the Underlying Index. Security selection/trading (+17 basis points "bps") accounted for the difference.

NORTHERN TRUST TAX-EXEMPT BOND ETF

Average Annual Total Returns	Since Inception (8/18/25)
Northern Trust Tax-Exempt Bond ETF (Based on NAV)	4.05%
ICE All Maturity Focused Municipal Bond Index	3.88%
Bloomberg Municipal Bond Index	4.29%

The Fund's past performance is not a good predictor of the Fund's future performance. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance data current to the most recent month-end is available at https://etfs.ntam.northerntrust.com/us/en/individual/funds.

KEY FUND STATISTICS

Net Assets	$25,689,632
Number of Portfolio Holdings	380
Portfolio Turnover Rate	4.25%
Net Investment Advisory Fees Paid	$3,011

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

Texas	20.6%
New York	10.5%
California	7.7%
Washington	6.6%
Florida	6.3%
Illinois	4.5%
Pennsylvania	3.7%
Alabama	3.3%
District of Columbia	3.1%
Indiana	2.5%
All other states	31.2%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/NorthernTrust, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

NORTHERN TRUST TAX-EXEMPT BOND ETF

2

(b) Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

(a)
The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	The registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e)	Not applicable.

Item 3. Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. David R. Martin and Therese M. Bobek each are an “audit committee financial expert” and are “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.
Items 4(a) – 4(d): Audit, Audit-Related, Tax and All Other Fees

Fees for the fiscal year ended December 31, 2025 were billed by the principal accountant related to the registrant. The principal accountant billed the registrant aggregate fees for services rendered to the registrant for the fiscal year ended December 31, 2025 and December 31, 2024, as follows:

	2025*
	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees	$984,215	$0	$5,769,211(3)
(b) Audit Related Fees	$165,983(1)	$0	$28,650(1)
(c) Tax Fees	$274,794(2)	$0	$3,018,222(4)
(d) All Other Fees	$0	$0	$353,497(5)

	2024*
	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees	$823,485	$0	$4,562,752(3)
(b) Audit Related Fees	$168,000(1)	$0	$22,460(1)
(c) Tax Fees	$151,700(2)	$0	$2,484,232(4)
(d) All Other Fees	$0	$0	$2,066,930(5)

*       The aggregate fees in 2025 represent fees from fiscal year ended March 31, 2025 and December 31, 2025. The aggregate fees in 2024 represent fees from fiscal year ended March 31, 2024.

(1)    Amount relates to 17f-2 procedures.

(2)    Amounts relate to excise tax return review and registered investment company tax return review.

(3)    Amounts relate to audit fees on The Northern Trust Company sponsored funds.

(4)   Amounts relate to international tax compliance and consulting, tax fees on various Northern sponsored funds, and general tax consultations for The Northern Trust Company.

(5)   Amounts relate to enterprise risk and remediation management related services provided to The Northern Trust Company.

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by the principal accountant for the fiscal years ended December 31, 2025 and December 31, 2024 for Northern Trust Investments, Inc.

(“NTI”) and entities controlling, controlled by or under common control with NTI that provide ongoing services to the registrant for assurance and related services that relate directly to the operations and financial reporting of the registrant. “Audit-Related Fees” are fees that are reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as “Audit Fees.” “Tax Fees” are fees for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. “All Other Fees” are for products and services provided by the principal accountant other than those reported as Audit, Audit-Related or Tax Fees.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the Northern Funds' Amended and Restated Audit Committee Charter adopted on August 3, 2006, as amended, to the extent required by applicable regulations, all audit and non-audit services provided by the independent registered public accountants shall either be: (a) pre-approved by the Audit Committee as a whole; or (b) between meetings of the Audit Committee by either the Chairman of the Audit Committee, the designated Audit Committee Financial Expert (if any), or another member of the Audit Committee, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by the principal accountant for services rendered to the registrant and service affiliates for the period ended December 31, 2025 and December 31, 2024, respectively, were $3,841,146 and $4,893,322.

Item 4(h): Non-Audit Services and Independent Accountant’s Independence

The registrant’s Audit Committee has considered whether the provision of non-audit services to service affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 4(i)

Not applicable.

Item 4(j)

Not applicable.

Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Investments.

(a) The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the Financial Statements filed under Item 7 of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Northern Funds Exchange Traded Funds
ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
December 31, 2025

Table of Contents
EXCHANGE TRADED FUNDS
NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
2 Statements of Assets and Liabilities
5 Statements of Operations
8 Statement of Changes in Net Assets
14 Financial Highlights
26 Schedules of Investments
26 Northern Trust 2030 Inflation-Linked Distributing Ladder ETF
27 Northern Trust 2035 Inflation-Linked Distributing Ladder ETF
28 Northern Trust 2045 Inflation-Linked Distributing Ladder ETF
29 Northern Trust 2055 Inflation-Linked Distributing Ladder ETF
30 Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
35 Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
40 Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
48 Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
54 Northern Trust Intermediate Tax-Exempt Bond ETF
85 Northern Trust Short-Term Tax-Exempt Bond ETF
110 Northern Trust Tax-Exempt Bond ETF
126 Notes to the Financial Statements
133 Report of Independent Registered Public Accounting Firm
134 Form N-CSR - Items 8 - 11
135 APPROVAL OF ADVISORY AGREEMENT
138 TAX INFORMATION

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Statements of Assets and Liabilities
EXCHANGE TRADED FUNDS
NORTHERN
TRUST 2030
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2035
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2045
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2055
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
ASSETS
Securities, at cost $ 5,001,833 $ 3,984,951 $ 2,991,672 $ 2,999,716
Securities, at value 4,970,878 3,972,027 2,991,928 2,996,460
Cash 8,275 9,154 7,017 7,143
Receivables:
Interest 12,267 15,438 16,321 16,069
Total Assets 4,991,420 3,996,619 3,015,266 3,019,672
LIABILITIES
Payables:
Investment advisory fees (Note 4) 424 340 257 257
Other 250 250 500 500
Total Liabilities 674 590 757 757
Net Assets $ 4,990,746 $ 3,996,029 $ 3,014,509 $ 3,018,915
NET ASSETS CONSIST OF: — — — —
Paid-in capital $ 5,021,789 $ 4,009,058 $ 3,014,253 $ 3,022,178
Distributable earnings (loss) (31,043) (13,029) 256 (3,263)
Net Assets $ 4,990,746 $ 3,996,029 $ 3,014,509 $ 3,018,915
Shares Outstanding (unlimited number of shares authorized
$ 0.0001
par value) 50,000 40,000 30,000 30,000
Net Asset Value $ 99.81 $ 99.90 $ 100.48 $ 100.63

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Statements of Assets and Liabilities
December 31, 2025
NORTHERN
TRUST 2030
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2035
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2045
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2055
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
ASSETS
Securities, at cost $ 5,897,538 $ 4,861,139 $ 9,806,018 $ 7,889,220
Securities, at value 5,895,038 4,914,076 10,081,040 8,124,150
Cash 26,412 84,272 56,972 13,222
Receivables:
Interest 81,194 55,370 138,590 99,153
Total Assets 6,002,644 5,053,718 10,276,602 8,236,525
LIABILITIES
Payables:
Investment advisory fees (Note 4) 877 772 1,569 1,258
Other 500 — — 500
Total Liabilities 1,377 772 1,569 1,758
Net Assets $ 6,001,267 $ 5,052,946 $ 10,275,033 $ 8,234,767
NET ASSETS CONSIST OF: — — — —
Paid-in capital $ 6,002,143 $ 5,000,000 $ 10,000,000 $ 7,944,131
Distributable earnings (loss) (876) 52,946 275,033 290,636
Net Assets $ 6,001,267 $ 5,052,946 $ 10,275,033 $ 8,234,767
Shares Outstanding (unlimited number of shares authorized
$ 0.0001
par value) 60,000 50,000 100,000 80,000
Net Asset Value $ 100.02 $ 101.06 $ 102.75 $ 102.93

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Statements of Assets and Liabilities
continued
EXCHANGE TRADED FUNDS
NORTHERN
TRUST
INTERMEDIATE
TAX-EXEMPT
BOND ETF
NORTHERN
TRUST SHORT-
TERM TAX-
EXEMPT BOND
ETF
NORTHERN
TRUST TAX-
EXEMPT BOND
ETF
ASSETS
Securities, at cost $ 53,230,017 $ 70,117,739 $ 24,960,356
Securities, at value 53,507,347 70,292,191 25,332,751
Cash 162,159 30,933 80,768
Receivables:
Interest 650,994 1,033,575 332,468
Capital shares issued 3,078,897 — —
Total Assets 57,399,397 71,356,699 25,745,987
LIABILITIES
Payables:
Investment advisory fees (Note 4) 1,550 2,838 976
Securities purchased 3,045,044 — 53,379
Other 4,750 3,000 2,000
Total Liabilities 3,051,344 5,838 56,355
Net Assets $ 54,348,053 $ 71,350,861 $ 25,689,632
NET ASSETS CONSIST OF: — — —
Paid-in capital $ 54,025,400 $ 71,156,778 $ 25,304,229
Distributable earnings (loss) 322,653 194,083 385,403
Net Assets $ 54,348,053 $ 71,350,861 $ 25,689,632
Shares Outstanding (unlimited number of shares authorized
$ 0.0001
par value) 1,060,000 1,420,000 500,000
Net Asset Value $ 51.27 $ 50.25 $ 51.38

Statements of Operations
See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
For the Period Ended December 31, 2025
t
NORTHERN
TRUST 2030
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2035
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2045
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2055
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
August 18, 2025*
through December
31, 2025
August 18, 2025*
through December
31, 2025
August 18, 2025*
through December
31, 2025
August 18, 2025*
through December
31, 2025
INVESTMENT INCOME
Interest income $ 51,070 $ 45,354 $ 42,474 $ 46,163
Total Investment Income 51,070 45,354 42,474 46,163
EXPENSES
Investment advisory fees 1,286 1,047 866 861
Total Expenses   1,286 1,047 866 861
Net Investment Income (Loss) 49,784 44,307 41,608 45,302
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (57) (55) 188 212
Net Realized Gain (Loss)
(57) (55) 188 212
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (30,955) (12,924) 256 (3,256)
Net Change in Unrealized Appreciation (Depreciation) (30,955) (12,924) 256 (3,256)
Net Realized and Unrealized Gain (Loss) (31,012) (12,979) 444 (3,044)
Net Increase (Decrease) in Net Assets Resulting from Operations $ 18,772 $ 31,328 $ 42,052 $ 42,258
*
Commencement of investment operations.

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Statements of Operations
continued
EXCHANGE TRADED FUNDS
NORTHERN
TRUST 2030
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2035
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2045
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2055
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
August 18, 2025*
through December
31, 2025
August 18, 2025*
through December
31, 2025
August 18, 2025*
through December
31, 2025
August 18, 2025*
through December
31, 2025
INVESTMENT INCOME
Interest income $ 44,738 $ 48,910 $ 125,308 $ 129,751
Total Investment Income 44,738 48,910 125,308 129,751
EXPENSES
Investment advisory fees 3,444 3,360 6,803 6,257
Total Expenses   3,444 3,360 6,803 6,257
Net Investment Income (Loss) 41,294 45,550 118,505 123,494
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — — — 55,682
Net Realized Gain (Loss)
— — — 55,682
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (2,500) 52,937 275,022 234,930
Net Change in Unrealized Appreciation (Depreciation) (2,500) 52,937 275,022 234,930
Net Realized and Unrealized Gain (Loss) (2,500) 52,937 275,022 290,612
Net Increase (Decrease) in Net Assets Resulting from Operations $ 38,794 $ 98,487 $ 393,527 $ 414,106
*
Commencement of investment operations.

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Statements of Operations
For the Period Ended December 31, 2025
NORTHERN
TRUST
INTERMEDIATE
TAX-EXEMPT
BOND ETF
NORTHERN
TRUST SHORT-
TERM TAX-
EXEMPT BOND
ETF
NORTHERN
TRUST TAX-
EXEMPT BOND
ETF
August 18, 2025*
through December
31, 2025
August 18, 2025*
through December
31, 2025
August 18, 2025*
through December
31, 2025
INVESTMENT INCOME
Interest income $ 170,867 $ 235,301 $ 217,014
Total Investment Income 170,867 235,301 217,014
EXPENSES
Investment advisory fees 2,803 4,511 3,011
Total Expenses   2,803 4,511 3,011
Net Investment Income (Loss) 168,064 230,790 214,003
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (982) (850) (227)
Net Realized Gain (Loss)
(982) (850) (227)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 277,330 174,452 372,395
Net Change in Unrealized Appreciation (Depreciation) 277,330 174,452 372,395
Net Realized and Unrealized Gain (Loss) 276,348 173,602 372,168
Net Increase (Decrease) in Net Assets Resulting from Operations $ 444,412 $ 404,392 $ 586,171
*
Commencement of investment operations.

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Statement of Changes in Net Assets
EXCHANGE TRADED FUNDS
NORTHERN
TRUST 2030
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2035
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
August 18,
2025* through
December 31,
2025
August 18,
2025* through
December 31,
2025
OPERATIONS – –
Net investment income (loss)
$ 49,784 $ 44,307
Net realized gain (loss)
(57) (55)
Net change in unrealized appreciation (depreciation)
(30,955) (12,924)
Net Increase (Decrease) in Net Assets Resulting from Operations
18,772 31,328
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(50,021) (44,638)
Total distributions (50,021) (44,638)
CAPITAL TRANSACTIONS
(1)
– –
Proceeds from shares issued
5,021,995 4,009,339
Net Increase (Decrease) from Capital Transactions 5,021,995 4,009,339
Total Increase (Decrease) in Net Assets 4,990,746 3,996,029
NET ASSETS
Beginning of Period
$ — $ —
End of Period $ 4,990,746 $ 3,996,029
SHARE TRANSACTIONS
Shares issued
20,000 20,000
Shares issued in-kind
30,000 20,000
Shares Outstanding, End of Period 50,000 40,000
*
Commencement of investment operations.
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Statement of Changes in Net Assets
For the Period Ended December 31, 2025
NORTHERN
TRUST 2045
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2055
INFLATION-
LINKED
DISTRIBUTING
LADDER ETF
August 18,
2025* through
December 31,
2025
August 18,
2025* through
December 31,
2025
OPERATIONS – –
Net investment income (loss)
$ 41,608 $ 45,302
Net realized gain (loss)
188 212
Net change in unrealized appreciation (depreciation)
256 (3,256)
Net Increase (Decrease) in Net Assets Resulting from Operations
42,052 42,258
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(41,940) (45,703)
Total distributions (41,940) (45,703)
CAPITAL TRANSACTIONS
(1)
– –
Proceeds from shares issued
3,014,397 3,022,360
Net Increase (Decrease) from Capital Transactions 3,014,397 3,022,360
Total Increase (Decrease) in Net Assets 3,014,509 3,018,915
NET ASSETS
Beginning of Period
$ — $ —
End of Period $ 3,014,509 $ 3,018,915
SHARE TRANSACTIONS
Shares issued
20,000 30,000
Shares issued in-kind
10,000 —
Shares Outstanding, End of Period 30,000 30,000
*
Commencement of investment operations.
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Statement of Changes in Net Assets
continued
EXCHANGE TRADED FUNDS
NORTHERN
TRUST 2030
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2035
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
August 18,
2025* through
December 31,
2025
August 18,
2025* through
December 31,
2025
OPERATIONS – –
Net investment income (loss)
$ 41,294 $ 45,550
Net change in unrealized appreciation (depreciation)
(2,500) 52,937
Net Increase (Decrease) in Net Assets Resulting from Operations
38,794 98,487
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(39,670) (45,541)
Total distributions (39,670) (45,541)
CAPITAL TRANSACTIONS
(1)
– –
Proceeds from shares issued
8,998,585 5,000,000
Cost of shares redeemed
(2,996,442) —
Net Increase (Decrease) from Capital Transactions 6,002,143 5,000,000
Total Increase (Decrease) in Net Assets 6,001,267 5,052,946
NET ASSETS
Beginning of Period
$ — $ —
End of Period $ 6,001,267 $ 5,052,946
SHARE TRANSACTIONS
Shares issued
90,000 50,000
Shares redeemed
(30,000) —
Shares Outstanding, End of Period 60,000 50,000
*
Commencement of investment operations.
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Statement of Changes in Net Assets
For the Period Ended December 31, 2025
NORTHERN
TRUST 2045
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
NORTHERN
TRUST 2055
TAX-EXEMPT
DISTRIBUTING
LADDER ETF
August 18,
2025* through
December 31,
2025
August 18,
2025* through
December 31,
2025
OPERATIONS – –
Net investment income (loss)
$ 118,505 $ 123,494
Net realized gain (loss)
— 55,682
Net change in unrealized appreciation (depreciation)
275,022 234,930
Net Increase (Decrease) in Net Assets Resulting from Operations
393,527 414,106
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(118,494) (123,470)
Total distributions (118,494) (123,470)
CAPITAL TRANSACTIONS
(1)
– –
Proceeds from shares issued
10,000,000 10,006,186
Cost of shares redeemed
— (2,062,055)
Net Increase (Decrease) from Capital Transactions 10,000,000 7,944,131
Total Increase (Decrease) in Net Assets 10,275,033 8,234,767
NET ASSETS
Beginning of Period
$ — $ —
End of Period $ 10,275,033 $ 8,234,767
SHARE TRANSACTIONS
Shares issued
100,000 100,000
Shares redeemed
— (20,000)
Shares Outstanding, End of Period 100,000 80,000
*
Commencement of investment operations.
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Statement of Changes in Net Assets
continued
EXCHANGE TRADED FUNDS
NORTHERN
TRUST
INTERMEDIATE
TAX-EXEMPT
BOND ETF
NORTHERN
TRUST SHORT-
TERM TAX-
EXEMPT BOND
ETF
August 18,
2025* through
December 31,
2025
August 18,
2025* through
December 31,
2025
OPERATIONS – –
Net investment income (loss)
$ 168,064 $ 230,790
Net realized gain (loss)
(982) (850)
Net change in unrealized appreciation (depreciation)
277,330 174,452
Net Increase (Decrease) in Net Assets Resulting from Operations
444,412 404,392
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(121,759) (210,309)
Total distributions (121,759) (210,309)
CAPITAL TRANSACTIONS
(1)
– –
Proceeds from shares issued
58,096,528 78,151,067
Cost of shares redeemed
(4,071,128) (6,994,289)
Net Increase (Decrease) from Capital Transactions 54,025,400 71,156,778
Total Increase (Decrease) in Net Assets 54,348,053 71,350,861
NET ASSETS
Beginning of Period
$ — $ —
End of Period $ 54,348,053 $ 71,350,861
SHARE TRANSACTIONS
Shares issued
1,140,000 1,560,000
Shares redeemed
(80,000) (140,000)
Shares Outstanding, End of Period 1,060,000 1,420,000
*
Commencement of investment operations.
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Statement of Changes in Net Assets
For the Period Ended December 31, 2025
NORTHERN
TRUST TAX-
EXEMPT BOND
ETF
August 18,
2025* through
December 31,
2025
OPERATIONS –
Net investment income (loss)
$ 214,003
Net realized gain (loss)
(227)
Net change in unrealized appreciation (depreciation)
372,395
Net Increase (Decrease) in Net Assets Resulting from Operations
586,171
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(200,768)
Total distributions (200,768)
CAPITAL TRANSACTIONS
(1)
–
Proceeds from shares issued
31,450,265
Cost of shares redeemed
(6,146,036)
Net Increase (Decrease) from Capital Transactions 25,304,229
Total Increase (Decrease) in Net Assets 25,689,632
NET ASSETS
Beginning of Period
$ —
End of Period $ 25,689,632
SHARE TRANSACTIONS
Shares issued
620,000
Shares redeemed
(120,000)
Shares Outstanding, End of Period 500,000
*
Commencement of investment operations.
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Financial Highlights
EXCHANGE TRADED FUNDS
Northern Trust
2030 Inflation-
Linked
Distributing
Ladder ETF
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 100.00
PER SHARE
Investment Operations
Net Investment Income
(a)
1.44
Net Realized and Unrealized Gain (Loss)
(0.39)
Total from Operations
1.05
Distributions
Net Investment Income
(1.24)
From Net Realized Gains
(0.00)
(g)
Total from Distributions
(1.24)
Net Asset Value, end of period
$ 99.81
Total Return
(b)
0 .00%
Net Asset Value
(d)
1 .06%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
–
Expenses
0 .10%
Expenses net of reimbursements
0 .10%
Net Investment Income Before Reimbursements
3 .87%
Net Investment Income Net of Reimbursements
3 .87%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
0 .46%
Net assets, end of period (thousands)
$ 4,991

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Financial Highlights
For the Period Ended December 31, 2025
Northern Trust
2035 Inflation-
Linked
Distributing
Ladder ETF
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 100.00
PER SHARE
Investment Operations
Net Investment Income
(a)
1.57
Net Realized and Unrealized Gain (Loss)
(0.13)
Total from Operations
1.44
Distributions
Net Investment Income
(1.54)
From Net Realized Gains
(0.00)
(g)
Total from Distributions
(1.54)
Net Asset Value, end of period
$ 99.90
Total Return
(b)
0 .00%
Net Asset Value
(d)
1 .44%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
–
Expenses
0 .10%
Expenses net of reimbursements
0 .10%
Net Investment Income Before Reimbursements
4 .23%
Net Investment Income Net of Reimbursements
4 .23%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
1 .25%
Net assets, end of period (thousands)
$ 3,996

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Financial Highlights
continued
EXCHANGE TRADED FUNDS
Northern Trust
2045 Inflation-
Linked
Distributing
Ladder ETF
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 100.00
PER SHARE
Investment Operations
Net Investment Income
(a)
1.81
Net Realized and Unrealized Gain (Loss)
0.39
Total from Operations
2.20
Distributions
Net Investment Income
(1.72)
From Net Realized Gains
(0.00)
(g)
Total from Distributions
(1.72)
Net Asset Value, end of period
$ 100.48
Total Return
(b)
0 .00%
Net Asset Value
(d)
2 .20%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
–
Expenses
0 .10%
Expenses net of reimbursements
0 .10%
Net Investment Income Before Reimbursements
4 .81%
Net Investment Income Net of Reimbursements
4 .81%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
1 .22%
Net assets, end of period (thousands)
$ 3,015

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Financial Highlights
For the Period Ended December 31, 2025
Northern Trust
2055 Inflation-
Linked
Distributing
Ladder ETF
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 100.00
PER SHARE
Investment Operations
Net Investment Income
(a)
1.99
Net Realized and Unrealized Gain (Loss)
0.52
Total from Operations
2.51
Distributions
Net Investment Income
(1.87)
From Net Realized Gains
(0.01)
Total from Distributions
(1.88)
Net Asset Value, end of period
$ 100.63
Total Return
(b)
0 .00%
Net Asset Value
(d)
2 .51%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
–
Expenses
0 .10%
Expenses net of reimbursements
0 .10%
Net Investment Income Before Reimbursements
5 .26%
Net Investment Income Net of Reimbursements
5 .26%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
1 .80%
Net assets, end of period (thousands)
$ 3,019

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Financial Highlights
continued
EXCHANGE TRADED FUNDS
Northern
Trust 2030
Tax-Exempt
Distributing
Ladder ETF
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 100.00
PER SHARE
Investment Operations
Net Investment Income
(a)
0.80
Net Realized and Unrealized Gain (Loss)
(0.02)
Total from Operations
0.78
Distributions
Net Investment Income
(0.76)
Total from Distributions
(0.76)
Net Asset Value, end of period
$ 100.02
Total Return
(b)
0 .00%
Net Asset Value
(d)
0 .79%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
–
Expenses
0 .18%
Expenses net of reimbursements
0 .18%
Net Investment Income Before Reimbursements
2 .16%
Net Investment Income Net of Reimbursements
2 .16%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
— %
Net assets, end of period (thousands)
$ 6,001

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Financial Highlights
For the Period Ended December 31, 2025
Northern
Trust 2035
Tax-Exempt
Distributing
Ladder ETF
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 100.00
PER SHARE
Investment Operations
Net Investment Income
(a)
0.91
Net Realized and Unrealized Gain (Loss)
1.06
Total from Operations
1.97
Distributions
Net Investment Income
(0.91)
Total from Distributions
(0.91)
Net Asset Value, end of period
$ 101.06
Total Return
(b)
0 .00%
Net Asset Value
(d)
1 .98%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
–
Expenses
0 .18%
Expenses net of reimbursements
0 .18%
Net Investment Income Before Reimbursements
2 .44%
Net Investment Income Net of Reimbursements
2 .44%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
— %
Net assets, end of period (thousands)
$ 5,053

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Financial Highlights
continued
EXCHANGE TRADED FUNDS
Northern
Trust 2045
Tax-Exempt
Distributing
Ladder ETF
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 100.00
PER SHARE
Investment Operations
Net Investment Income
(a)
1.19
Net Realized and Unrealized Gain (Loss)
2.74
Total from Operations
3.93
Distributions
Net Investment Income
(1.18)
Total from Distributions
(1.18)
Net Asset Value, end of period
$ 102.75
Total Return
(b)
0 .00%
Net Asset Value
(d)
3 .95%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
–
Expenses
0 .18%
Expenses net of reimbursements
0 .18%
Net Investment Income Before Reimbursements
3 .13%
Net Investment Income Net of Reimbursements
3 .13%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
— %
Net assets, end of period (thousands)
$ 10,275

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Financial Highlights
For the Period Ended December 31, 2025
Northern
Trust 2055
Tax-Exempt
Distributing
Ladder ETF
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 100.00
PER SHARE
Investment Operations
Net Investment Income
(a)
1.35
Net Realized and Unrealized Gain (Loss)
2.94
Total from Operations
4.29
Distributions
Net Investment Income
(1.36)
Total from Distributions
(1.36)
Net Asset Value, end of period
$ 102.93
Total Return
(b)
0 .00%
Net Asset Value
(d)
4 .30%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
–
Expenses
0 .18%
Expenses net of reimbursements
0 .18%
Net Investment Income Before Reimbursements
3 .55%
Net Investment Income Net of Reimbursements
3 .55%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
21 .18%
Net assets, end of period (thousands)
$ 8,235

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Financial Highlights
continued
EXCHANGE TRADED FUNDS
Northern Trust
Intermediate
Tax-Exempt
Bond ETF
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 50.00
PER SHARE
Investment Operations
Net Investment Income
(a)
0.56
Net Realized and Unrealized Gain (Loss)
1.14
Total from Operations
1.70
Distributions
Net Investment Income
(0.43)
Total from Distributions
(0.43)
Net Asset Value, end of period
$ 51.27
Total Return
(b)
0 .00%
Net Asset Value
(d)
3 .42%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
–
Expenses
0 .05%
Expenses net of reimbursements
0 .05%
Net Investment Income Before Reimbursements
3 .00%
Net Investment Income Net of Reimbursements
3 .00%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
9 .22%
Net assets, end of period (thousands)
$ 54,348

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Financial Highlights
For the Period Ended December 31, 2025
Northern Trust
Short-Term
Tax-Exempt
Bond ETF
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 50.00
PER SHARE
Investment Operations
Net Investment Income
(a)
0.47
Net Realized and Unrealized Gain (Loss)
0.16
Total from Operations
0.63
Distributions
Net Investment Income
(0.38)
Total from Distributions
(0.38)
Net Asset Value, end of period
$ 50.25
Total Return
(b)
0 .00%
Net Asset Value
(d)
1 .26%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
–
Expenses
0 .05%
Expenses net of reimbursements
0 .05%
Net Investment Income Before Reimbursements
2 .56%
Net Investment Income Net of Reimbursements
2 .56%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
20 .64%
Net assets, end of period (thousands)
$ 71,351

See Accompanying Notes to the Financial Statements.
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Financial Highlights
continued
EXCHANGE TRADED FUNDS
Northern Trust
Tax-Exempt
Bond ETF
For the period
08/18/25 *
through
12/31/25
Net asset value, beginning of period
$ 50.00
PER SHARE
Investment Operations
Net Investment Income
(a)
0.67
Net Realized and Unrealized Gain (Loss)
1.35
Total from Operations
2.02
Distributions
Net Investment Income
(0.64)
Total from Distributions
(0.64)
Net Asset Value, end of period
$ 51.38
Total Return
(b)
0 .00%
Net Asset Value
(d)
4 .05%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
–
Expenses
0 .05%
Expenses net of reimbursements
0 .05%
Net Investment Income Before Reimbursements
3 .55%
Net Investment Income Net of Reimbursements
3 .55%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
4 .25%
Net assets, end of period (thousands)
$ 25,690

See Accompanying Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Financial Highlights
For the Period Ended December 31, 2025
*
Commencement of operations.
(a)
Net investment income per share is based on average shares outstanding.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.
(e)
In-kind transactions are not included in portfolio turnover calculations.
(g)
Per share amount is less than $0.005.

Northern Trust 2030 Inflation-Linked Distributing Ladder ETF
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .6%
U.S. Treasury Inflation Linked
Notes
0.13%, 10/15/2026 $ 1,052,147 $ 1,042,499
0.13%, 7/15/2030 1,121,366 1,059,398
1.63%, 10/15/2027 970,558 978,195
1.63%, 10/15/2029 913,720 923,543
2.38%, 10/15/2028 938,664 967,243
Total U.S. Treasury Obligations
(Cost $5,001,833) 4,970,878
Total Investments - 99.6%
(Cost $5,001,833) 4,970,878
Other assets less liabilities - 0.4% 19,868
NET ASSETS - 100.0% $4,990,746
Percentages shown are based on Net Assets.
As of December 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (30,955)
Net unrealized depreciation $ (30,955)
Federal income tax cost $ 5,001,833
Security Type % of Net Assets
U.S. Treasury Obligations 99 .6%
Others
(1)
0 .4
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
U.S. Treasury
Obligations
(1)
$ — $ 4,971 $ — $ 4,971
Total
Investments $ — $4,971 $ — $4,971
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2035 Inflation-Linked Distributing Ladder ETF
NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
SCHEDULE OF INVESTMENTS
December 31, 2025
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .4%
U.S. Treasury Inflation Linked
Notes
0.13%, 10/15/2026 $ 433,728 $ 429,750
0.13%, 7/15/2030 462,262 436,716
0.13%, 7/15/2031 442,205 410,231
0.63%, 7/15/2032 407,917 383,208
1.38%, 7/15/2033 390,244 380,927
1.63%, 10/15/2027 400,094 403,242
1.63%, 10/15/2029 376,664 380,713
1.88%, 7/15/2034 377,712 379,791
1.88%, 7/15/2035 369,107 368,721
2.38%, 10/15/2028 386,947 398,728
Total U.S. Treasury Obligations
(Cost $3,984,951) 3,972,027
Total Investments - 99.4%
(Cost $3,984,951) 3,972,027
Other assets less liabilities - 0.6% 24,002
NET ASSETS - 100.0% $3,996,029
Percentages shown are based on Net Assets.
As of December 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (12,924)
Net unrealized depreciation $ (12,924)
Federal income tax cost $ 3,984,951
Security Type % of Net Assets
U.S. Treasury Obligations 99 .4%
Others
(1)
0 .6
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
U.S. Treasury
Obligations
(1)
$ — $ 3,972 $ — $ 3,972
Total
Investments $ — $3,972 $ — $3,972
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2045 Inflation-Linked Distributing Ladder ETF
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .3%
U.S. Treasury Inflation Linked
Bonds
0.63%, 2/15/2043 $ 182,692 $ 136,190
0.75%, 2/15/2042 185,886 144,949
0.75%, 2/15/2045 178,371 130,285
1.38%, 2/15/2044 180,225 151,152
2.13%, 2/15/2040 387,158 383,817
2.13%, 2/15/2041 382,118 374,653
U.S. Treasury Inflation Linked
Notes
0.13%, 10/15/2026 153,711 152,302
0.13%, 7/15/2030 163,824 154,771
0.13%, 7/15/2031 156,716 145,384
0.63%, 7/15/2032 144,564 135,807
1.38%, 7/15/2033 138,301 134,999
1.63%, 10/15/2027 141,792 142,907
1.63%, 10/15/2029 133,488 134,923
1.88%, 7/15/2034 266,681 268,149
1.88%, 7/15/2035 260,606 260,333
2.38%, 10/15/2028 137,132 141,307
Total U.S. Treasury Obligations
(Cost $2,991,672) 2,991,928
Total Investments - 99.3%
(Cost $2,991,672) 2,991,928
Other assets less liabilities - 0.7% 22,581
NET ASSETS - 100.0% $3,014,509
Percentages shown are based on Net Assets.
As of December 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,919
Aggregate gross unrealized depreciation (3,663)
Net unrealized appreciation $ 256
Federal income tax cost $ 2,991,672
Security Type % of Net Assets
U.S. Treasury Obligations 99 .3%
Others
(1)
0 .7
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
U.S. Treasury
Obligations
(1)
$ — $ 2,992 $ — $ 2,992
Total
Investments $ — $2,992 $ — $2,992
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2055 Inflation-Linked Distributing Ladder ETF
NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
SCHEDULE OF INVESTMENTS
December 31, 2025
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .3%
U.S. Treasury Inflation Linked
Bonds
0.13%, 2/15/2051 $ 118,810 $ 64,325
0.13%, 2/15/2052 111,118 58,891
0.25%, 2/15/2050 120,315 69,413
0.63%, 2/15/2043 134,541 100,295
0.75%, 2/15/2042 136,893 106,745
0.75%, 2/15/2045 131,358 95,946
0.88%, 2/15/2047 128,142 92,569
1.00%, 2/15/2048 125,437 91,805
1.00%, 2/15/2049 122,925 88,613
1.00%, 2/15/2046 130,547 98,599
1.38%, 2/15/2044 132,724 111,314
1.50%, 2/15/2053 104,060 81,311
2.13%, 2/15/2040 274,174 271,809
2.13%, 2/15/2041 270,605 265,318
2.13%, 2/15/2054 100,788 90,743
2.38%, 2/15/2055 98,028 93,206
U.S. Treasury Inflation Linked
Notes
0.13%, 10/15/2026 113,198 112,160
0.13%, 7/15/2030 120,645 113,978
0.13%, 7/15/2031 115,411 107,066
0.63%, 7/15/2032 106,462 100,013
1.38%, 7/15/2033 101,850 99,418
1.63%, 10/15/2027 104,420 105,242
1.63%, 10/15/2029 98,305 99,362
1.88%, 7/15/2034 188,856 189,895
1.88%, 7/15/2035 184,553 184,361
2.38%, 10/15/2028 100,989 104,063
Total U.S. Treasury Obligations
(Cost $2,999,716) 2,996,460
Total Investments - 99.3%
(Cost $2,999,716) 2,996,460
Other assets less liabilities - 0.7% 22,455
NET ASSETS - 100.0% $3,018,915
Percentages shown are based on Net Assets.
As of December 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,678
Aggregate gross unrealized depreciation (4,941)
Net unrealized depreciation $ (3,263)
Federal income tax cost $ 2,999,723
Security Type % of Net Assets
U.S. Treasury Obligations 99 .3%
Others
(1)
0 .7
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
U.S. Treasury
Obligations
(1)
$ — $ 2,996 $ — $ 2,996
Total
Investments $ — $2,996 $ — $2,996
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .2%
Alaska - 1 .7%
Borough of North Slope
Series 2022A, G.O.
Unlimited,
5.00%, 6/30/2027 $ 100,000 $ 103,476
Delaware - 4 .7%
County of New Castle Series
2025, G.O. Unlimited,
5.00%, 10/1/2026 180,000 183,492
State of Delaware Series
2023A, G.O. Unlimited,
5.00%, 5/1/2029 50,000 54,264
State of Delaware Series
2024A, G.O. Unlimited,
5.00%, 5/1/2030 35,000 38,816
276,572
District of Columbia - 1 .3%
District of Columbia Series
2023A, G.O. Unlimited,
5.00%, 1/1/2029 75,000 80,473
Florida - 2 .2%
County of Broward Tourist
Development Tax, Series
2021, Revenue,
5.00%, 9/1/2030 50,000 55,277
State of Florida Turnpike
Authority, Series 2020B,
Revenue,
5.00%, 7/1/2029 70,000 75,845
131,122
Georgia - 0 .7%
Jackson County School
District Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.00%, 3/1/2030 35,000 38,562
Hawaii - 0 .7%
County of Maui Series 2020,
G.O. Unlimited, Refunding,
5.00%, 3/1/2030 35,000 38,561
Idaho - 1 .4%
Idaho Housing & Finance
Association Sales Tax,
Series 2023A, Revenue,
5.00%, 8/15/2029 75,000 81,720
Illinois - 7 .9%
Chicago O'Hare International
Airport Series 2024D,
Revenue, Refunding,
5.00%, 1/1/2028 100,000 104,607
Cook County School District
No. 63 East Maine, Series
2019, G.O. Limited,
Refunding,
5.00%, 12/1/2026 165,000 168,546
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.2% continued
Illinois - 7.9% continued
DuPage County School
District No. 41 Glen
Ellyn Series 2017, G.O.
Unlimited,
5.00%, 1/1/2027 $ 150,000 $ 153,729
Illinois State Toll Highway
Authority Series 2019B,
Revenue, Refunding,
5.00%, 1/1/2030 45,000 49,253
476,135
Indiana - 2 .8%
Crown Point Multi School
Building Corp. First
Mortgage, Series 2023,
Revenue, State Aid
Intercept,
5.00%, 7/15/2028 85,000 90,131
Indiana Finance Authority
State Revolving Fund,
Series 2021A, Revenue,
Refunding,
5.00%, 2/1/2028 75,000 78,940
169,071
Iowa - 0 .6%
Waukee Community School
Distric Series 2023A, G.O.
Unlimited,
5.00%, 6/1/2030 35,000 38,268
Kansas - 3 .8%
City of Lawrence Series
2025A, G.O. Unlimited,
5.00%, 9/1/2030 40,000 44,504
Wyandotte County-Kansas
City Unified Government
Series 2021A, G.O.
Unlimited, AG Insured,
4.00%, 8/1/2026 185,000 186,508
231,012
Kentucky - 1 .4%
Kentucky State Property &
Building Commission
Project No. 132, Series
2025A, Revenue,
5.00%, 4/1/2029 80,000 86,006
Maine - 2 .1%
City of Auburn Series 2021,
G.O. Unlimited,
4.00%, 11/1/2028 75,000 78,154
Maine Municipal Bond Bank
Series 2024A, Revenue,
5.00%, 11/1/2030 40,000 44,553
122,707
Maryland - 2 .3%
County of Baltimore Series
2021, G.O. Unlimited,
5.00%, 3/1/2030 40,000 44,123

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.2% continued
Maryland - 2.3% continued
State of Maryland Series
2020B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2028 $ 90,000 $ 95,852
139,975
Michigan - 0 .6%
Otsego Public Schools Series
2020I, G.O. Unlimited,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2030 35,000 38,546
Minnesota - 3 .0%
City of Eagan Series 2024A,
G.O. Unlimited,
5.00%, 2/1/2030 40,000 44,030
County of Hennepin Series
2019B, G.O. Unlimited,
5.00%, 12/15/2028 85,000 91,315
Nashwauk Keewatin
Independent School
District No. 319 Series
2022A, G.O. Unlimited,
Refunding, School District
Credit Enhancement
Program,
5.00%, 2/1/2030 45,000 49,497
184,842
Missouri - 0 .9%
Jackson County School
District No. 4 Blue
Springs Series 2024, G.O.
Unlimited, Refunding,
State Aid Direct Deposit,
5.00%, 3/1/2029 50,000 53,798
Nebraska - 0 .3%
Douglas County School
District No. 10 Elkhorn
Public Schools, Series
2021, G.O. Unlimited,
4.00%, 12/15/2026 20,000 20,242
Nevada - 3 .9%
Las Vegas Valley Water
District Series 2020C,
G.O. Limited,
5.00%, 6/1/2029 35,000 37,973
Nevada System of Higher
Education Series
2018A, Certificate of
Participation,
5.00%, 7/1/2026 195,000 197,269
235,242
New Hampshire - 2 .6%
City of Manchester Series
2020C, G.O. Unlimited,
Refunding,
5.00%, 12/1/2030 35,000 39,047
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.2% continued
New Hampshire - 2.6% continued
State of New Hampshire
Series 2022A, G.O.
Unlimited,
5.00%, 3/1/2029 $ 70,000 $ 75,564
State of New Hampshire
Series 2023A, G.O.
Unlimited,
5.00%, 2/15/2030 35,000 38,556
153,167
North Carolina - 3 .3%
City of Winston-Salem Series
2022A, Revenue,
5.00%, 6/1/2030 40,000 44,315
State of North Carolina
Series 2019A, Revenue,
5.00%, 5/1/2027 150,000 155,008
199,323
North Dakota - 0 .5%
Fargo Park District Series
2022A, G.O. Unlimited,
5.00%, 5/1/2029 25,000 27,006
Ohio - 5 .6%
County of Hamilton Sales
Tax, Series 2021A,
Revenue, Refunding,
5.00%, 12/1/2027 130,000 136,107
Ohio Water Development
Authority Water Pollution
Control, Series 2023C,
Revenue,
5.00%, 6/1/2030 40,000 44,347
State of Ohio Adult
Correctional Building
Fund, Series 2019B,
Revenue,
5.00%, 10/1/2027 100,000 104,332
State of Ohio Mental Health
Facilities Improvement,
Series 2021A, Revenue,
5.00%, 2/1/2030 45,000 49,400
334,186
South Carolina - 0 .4%
Universit of South Carolina
Higher Education Moore
School of Business
Project, Series 2022A,
Revenue, Refunding,
5.00%, 5/1/2027 25,000 25,821
South Dakota - 0 .7%
Mitchell School District
No. 17-2 Series 2024,
G.O. Limited, State Aid
Withholding,
5.00%, 8/1/2030 40,000 44,171

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.2% continued
Tennessee - 6 .6%
City of Kingsport Series
2023, G.O. Unlimited,
5.00%, 3/1/2028 $ 25,000 $ 26,305
City of Knoxville Wastewater
System, Series 2021A,
Revenue, Refunding,
5.00%, 4/1/2027 35,000 36,094
City of Knoxville Electric
System, Series 2022OO,
Revenue,
5.00%, 7/1/2030 40,000 44,251
City of Morristown Series
2019B, G.O. Unlimited,
5.00%, 6/1/2027 150,000 154,900
County of Maury Series 2021,
G.O. Unlimited,
5.00%, 7/1/2027 45,000 46,674
County of Maury Series 2025,
G.O. Unlimited,
5.00%, 4/1/2028 85,000 89,663
397,887
Texas - 13 .1%
Arlington Water &
Wastewater System Water
& Wastewater System,
Series 2025B, Revenue,
5.00%, 6/1/2030 50,000 55,193
Barbers Hill Independent
School District Series
2020, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2028 75,000 78,851
Calhoun County Independent
School District Series
2024, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2029 25,000 26,881
Canyon Independent School
District School Building,
Series 2020, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2029 35,000 37,634
City of Mansfield Series
2025, G.O. Limited,
Refunding,
5.00%, 2/15/2029 60,000 64,534
Crowley Independent School
District Series 2019, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2028 95,000 100,709
Fort Worth Independent
School District Series
2019B, G.O. Unlimited,
Refunding,
5.00%, 2/15/2028 100,000 105,029
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.2% continued
Texas - 13.1% continued
Galveston Independent
School District Series
2022, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/1/2029 $ 30,000 $ 32,230
Goose Creek Consolidated
Independent School
District Series 2019A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2027 140,000 143,723
New Caney Independent
School District Series
2024, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2029 35,000 37,591
Tomball Independent School
District Series 2020, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2030 45,000 49,313
Tomball Independent School
District Series 2020A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2029 50,000 53,654
785,342
Utah - 5 .2%
Canyons School District
Series 2021B, G.O.
Unlimited, Refunding,
School Bond Guaranty,
5.00%, 6/15/2029 75,000 81,443
Canyons School District
Series 2022, G.O.
Unlimited, Refunding,
School Bond Guaranty,
5.00%, 6/15/2030 50,000 55,458
Central Valley Water
Reclamation Facility
Sewer, Series 2021C,
Revenue,
5.00%, 3/1/2029 55,000 59,196
Granite School Disctrict Salt
Lake County, Series 2020,
G.O. Unlimited, School
Bond Guaranty,
5.00%, 6/1/2029 25,000 27,098
North Davis County Sewer
District Series 2024,
Revenue,
5.00%, 3/1/2029 75,000 80,911
304,106
Virginia - 2 .6%
City of Virginia Beach Series
2024C, G.O. Unlimited,
Refunding, State Aid
Withholding,
5.00%, 2/1/2028 75,000 78,936

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.2% continued
Virginia - 2.6% continued
Commonwealth of Virginia
Series 2018A, G.O.
Unlimited,
5.00%, 6/1/2028 $ 75,000 $ 79,561
158,497
Washington - 5 .4%
City of Seattle Series 2025,
G.O. Limited, Refunding,
5.00%, 6/1/2029 60,000 65,056
City of Seattle Drainage &
Wastewater, Series 2022,
Revenue, Refunding,
4.00%, 9/1/2030 45,000 48,008
King County School District
No. 411 Issaquah Series
2024, G.O. Unlimited,
Refunding, School Bond
Guaranty,
5.00%, 12/1/2030 40,000 44,702
State of Washington Series
2020C, G.O. Unlimited,
5.00%, 2/1/2030 45,000 49,439
State of Washington Series
2021F, G.O. Unlimited,
5.00%, 6/1/2028 75,000 79,543
State of Washington Series
R-2018D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2027 30,000 31,202
317,950
Wisconsin - 9 .3%
City of New Berlin Series
2021B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2027 25,000 25,873
County of Milwaukee Series
2019A, G.O. Unlimited,
Refunding,
5.00%, 10/1/2026 185,000 188,101
Nicolet Union High School
District Series 2022, G.O.
Unlimited,
5.00%, 3/1/2030 50,000 54,989
Sheboygan Area School
District G.O. Unlimited,
5.00%, 3/1/2030 40,000 43,941
State of Wisconsin Series
2020B, G.O. Unlimited,
5.00%, 5/1/2029 60,000 64,979
Wisconsin Department of
Transportation Vehicle
Fee, Series 2017-2,
Revenue, Refunding,
5.00%, 7/1/2026 185,000 187,218
565,101
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.2% continued
Wyoming - 0 .6%
Sweetwater County 2023
Specific Purpose Tax
Joint Powers Board Series
2023, Revenue,
5.00%, 6/15/2027 $ 35,000 $ 36,151
Total Municipal Bonds
(Cost $5,897,538) 5,895,038
Total Investments - 98.2%
(Cost $5,897,538) 5,895,038
Other assets less liabilities - 1.8% 106,229
NET ASSETS - 100.0% $6,001,267
Percentages shown are based on Net Assets.
Abbreviations
G.O. General Obligation
PSF Permanent School Fund
As of December 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,799
Aggregate gross unrealized depreciation (8,299)
Net unrealized depreciation $ (2,500)
Federal income tax cost $ 5,897,538
Security Type % of Net Assets
Municipal Bonds 98 .2%
Others
(1)
1 .8
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 5,895 $ — $ 5,895
Total
Investments $ — $5,895 $ — $5,895
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
SCHEDULE OF INVESTMENTS
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97 .3%
Alabama - 0 .5%
City of Tuscaloosa Series
2025B, G.O. Limited,
5.00%, 8/1/2035 $ 20,000 $ 23,403
Alaska - 2 .1%
Borough of North Slope
Series 2024B, G.O.
Unlimited,
5.00%, 6/30/2028 100,000 106,010
California - 1 .5%
City of Glendale Electric,
Series 2024-2, Revenue,
5.00%, 2/1/2033 55,000 64,265
Peralta Community College
District Series 2025, G.O.
Unlimited, Refunding,
5.00%, 8/1/2035 10,000 12,225
76,490
Colorado - 0 .4%
Adams & Arapahoe Counties
Joint School District
28J Aurora Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.50%, 12/1/2035 15,000 18,552
Delaware - 2 .2%
State of Delaware Series
2023A, G.O. Unlimited,
5.00%, 5/1/2026 80,000 80,663
State of Delaware Series
2025, G.O. Unlimited,
5.00%, 5/1/2034 25,000 29,473
110,136
District of Columbia - 4 .2%
District of Columbia Series
2023B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2029 125,000 135,366
District of Columbia Series
2024C, G.O. Unlimited,
Refunding,
5.00%, 12/1/2035 20,000 23,629
Washington Metropolitan
Area Transit Authority
Dedicated, Series 2023A,
Revenue,
5.00%, 7/15/2032 50,000 56,837
215,832
Florida - 9 .6%
Central Florida Tourism
Oversight District Series
2024A, G.O. Limited,
5.00%, 6/1/2031 50,000 56,086
City of Port St. Lucie Series
2023, G.O. Unlimited,
Refunding,
5.00%, 7/1/2034 35,000 40,929
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.3% continued
Florida - 9.6% continued
City of Tallahassee
Series 2025, Revenue,
Refunding,
5.00%, 10/1/2030 $ 110,000 $ 122,630
5.00%, 10/1/2035 10,000 11,720
County of St. Johns
Series 2025, Revenue,
Refunding,
5.00%, 10/1/2035 10,000 11,766
Jacksonville Transportation
Authority Series 2024,
Revenue, Refunding,
5.00%, 8/1/2032 55,000 62,622
State of Florida Series 2021B,
G.O. Unlimited, Refunding,
5.00%, 6/1/2031 35,000 39,581
State of Florida Board of
Public Education, Series
2023A, G.O. Unlimited,
Refunding,
5.00%, 6/1/2034 40,000 47,131
State of Florida Series
2024A, G.O. Unlimited,
5.00%, 7/1/2033 55,000 64,014
State of Florida Turnpike
Authority, Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2034 25,000 29,215
485,694
Georgia - 1 .8%
Georgia State Road & Tollway
Authority Garvee, Series
2017A, Revenue,
5.00%, 6/1/2026 90,000 90,942
Illinois - 3 .3%
City of Chicago Wastewater
Transmission, Series
2024B, Revenue,
Refunding, BAM Insured,
5.00%, 1/1/2034 40,000 45,772
Lake County Community
Consolidated School
District No. 34 Antioch
Series 2025C, G.O.
Unlimited,
5.00%, 1/1/2035 20,000 23,091
Lake County School District
No. 112 North Shore
Series 2024, G.O.
Unlimited,
5.00%, 12/1/2033 60,000 69,064
Metropolitan Water
Reclamation District of
Greater Chicago Series
2007B, G.O. Unlimited,
Refunding,
5.25%, 12/1/2035 20,000 24,042
161,969

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.3% continued
Indiana - 1 .4%
Indiana Municipal Power
Agency Series 2025A,
Revenue, Refunding, AG
Insured,
5.00%, 1/1/2035 $ 15,000 $ 17,445
MSD Warren Township Vision
2005 School Building
Corp. First Mortgage,
Series 2024, Revenue,
State Aid Intercept,
5.00%, 1/10/2032 50,000 56,550
73,995
Maryland - 3 .5%
City of Baltimore Wastewater
Projects, Series 2017B,
Revenue, Refunding,
5.00%, 7/1/2026 130,000 131,500
County of Baltimore Series
2025, G.O. Unlimited,
5.00%, 3/1/2034 40,000 46,910
178,410
Massachusetts - 1 .8%
Commonwealth of
Massachusetts Series
2025A, G.O. Limited,
Refunding,
5.00%, 7/1/2033 55,000 63,859
Massachusetts Health &
Educational Facilities
Authority Amherst College
Issue, Series 2005J1,
Revenue, Refunding,
5.00%, 11/1/2035 20,000 24,001
87,860
Michigan - 8 .3%
Allegan Public School
District Series 2025III,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2035 20,000 23,305
Ann Arbor School District
Series 2025, G.O.
Unlimited, Refunding,
5.00%, 5/1/2035 10,000 11,652
County of Oakland Series
2025, G.O. Limited,
5.00%, 1/1/2035 10,000 11,770
Grosse Ile Township School
District Series 2025II,
G.O. Unlimited, Refunding,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2035 10,000 11,652
Inland Lakes Schools Series
2024, G.O. Unlimited,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2031 75,000 84,023
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.3% continued
Michigan - 8.3% continued
Linden Community School
District Series 2025III,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2035 $ 10,000 $ 11,742
Livonia Public Schools
School District, Series
2025III, G.O. Unlimited,
AG Insured,
5.00%, 5/1/2035 10,000 11,608
Michigan State University
Series 2025A, Revenue,
Refunding,
5.00%, 8/15/2035 20,000 23,632
Redford Union School District
No. 1 Series 2023II, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2031 55,000 61,617
Saline Area Schools Series II,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2035 20,000 23,305
State of Michigan Trunk Line,
Series 2023, Revenue,
5.00%, 11/15/2033 55,000 64,295
Three Rivers Community
Schools Series 2023II,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2032 70,000 79,458
418,059
Nebraska - 2 .4%
City of Omaha Series 2022,
G.O. Unlimited,
5.00%, 4/15/2031 50,000 56,071
Douglas County School
District No. 17 Series
2024, G.O. Unlimited,
Refunding,
5.00%, 6/15/2034 40,000 46,427
Omaha Public Power District
Electric, Series 2025A,
Revenue,
5.00%, 2/1/2035 15,000 17,779
120,277
Nevada - 6 .9%
Clark County School District
Series 2019A, G.O.
Limited, AG Insured,
5.00%, 6/15/2027 115,000 118,984
County of Clark Highway
Improvement, Series
2025, Revenue,
Refunding,
5.00%, 7/1/2035 20,000 23,446

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.3% continued
Nevada - 6.9% continued
Las Vegas Valley Water
District Series 2021A,
G.O. Limited, Refunding,
5.00%, 6/1/2029 $ 125,000 $ 135,618
State of Nevada Series
2023A, G.O. Limited,
5.00%, 5/1/2033 55,000 63,647
341,695
New Jersey - 1 .3%
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2022BB, Revenue,
5.00%, 6/15/2031 60,000 66,907
New Mexico - 5 .5%
New Mexico Finance
Authority Public Project
Revolving Fund, Series
2022A, Revenue,
5.00%, 6/1/2031 70,000 79,048
New Mexico Finance
Authority Public Project
Revolving Fund, Series
2023B, Revenue,
5.00%, 6/1/2027 75,000 77,675
New Mexico Finance
Authority State
Transportation, Series
2024A, Revenue,
Refunding,
5.00%, 6/15/2027 115,000 119,201
275,924
New York - 2 .3%
County of Dutchess Series
2024A, G.O. Limited,
4.00%, 4/1/2030 110,000 117,951
North Carolina - 0 .5%
County of Union Public
Improvement, Series
2025B, G.O. Unlimited,
5.00%, 9/1/2035 20,000 23,839
Ohio - 3 .7%
State of Ohio Series 2022A,
G.O. Unlimited, Refunding,
4.00%, 9/1/2026 60,000 60,601
State of Ohio Series 2020A,
Revenue, Refunding,
5.00%, 12/1/2029 100,000 109,514
State of Ohio Administrative
Building Fund, Series
2025A, Revenue,
Refunding,
5.00%, 4/1/2035 15,000 17,571
187,686
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.3% continued
Tennessee - 1 .7%
City of Memphis Series
2020A, G.O. Unlimited,
5.00%, 12/1/2026 $ 85,000 $ 86,913
Texas - 13 .5%
Bishop Consolidated
Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/15/2035 15,000 17,460
City of Brownsville Series
2023, G.O. Limited,
5.00%, 2/15/2032 60,000 67,655
City of Lubbock Series 2025,
G.O. Limited,
5.00%, 2/15/2035 15,000 17,442
City of Mansfield Series
2024, G.O. Limited,
5.00%, 2/15/2033 55,000 63,298
City of Sachse Series 2024,
G.O. Limited,
5.00%, 2/15/2032 50,000 56,319
City of Waco Series 2025,
G.O. Limited,
5.00%, 2/1/2035 20,000 23,322
Comanche Independent
School District Series
2024, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2034 40,000 46,376
Dallas Fort Worth
International Airport
Series 2023B, Revenue,
Refunding,
5.00%, 11/1/2028 125,000 133,303
Dallas Independent School
District Series 2025B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2033 55,000 63,260
El Paso Independent School
District Series 2020, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/15/2029 95,000 103,275
Grapevine-Colleyville
Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2028 80,000 84,962
Wichita Falls Independent
School District Series
2025, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 2/1/2035 10,000 11,678
688,350

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.3% continued
Utah - 1 .2%
Utah Telecommunication
Open Infrastructure
Agency Series 2022,
Revenue, Refunding,
5.00%, 6/1/2032 $ 55,000 $ 62,385
Washington - 8 .6%
City of Bothell Series 2024C,
G.O. Limited, Refunding,
5.00%, 12/1/2034 40,000 46,928
King County School District
No. 405 Bellevue Series
2021B, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2028 140,000 150,052
King County School District
No. 410 Snoqualmie
Valley Series 2025, G.O.
Unlimited, Refunding,
School Bond Guaranty,
5.00%, 12/1/2032 55,000 63,441
5.00%, 12/1/2034 40,000 47,170
State of Washington Series
2025D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2035 10,000 11,802
State of Washington Series
2026B, G.O. Unlimited,
5.00%, 6/1/2034 40,000 46,769
University of Washington
Series 2024A, Revenue,
5.00%, 4/1/2034 40,000 46,634
Washington State University
Series 2025, Revenue,
Refunding,
5.00%, 4/1/2035 15,000 17,510
430,306
Wisconsin - 9 .1%
Central Brown County Water
Authority Water System,
Series 2024A, Revenue,
Refunding,
5.00%, 11/1/2035 20,000 23,121
City of Sun Prairie Series
2025A, G.O. Unlimited,
5.00%, 4/1/2030 110,000 120,527
County of Racine Series
2025A, G.O. Unlimited,
4.00%, 3/1/2030 115,000 121,065
Neenah Joint School District
G.O. Unlimited,
5.00%, 3/1/2027 140,000 144,047
Investments
Principal
Amount Value
MUNICIPAL BONDS - 97.3% continued
Wisconsin - 9.1% continued
Whitnall School District
Series 2024, G.O.
Unlimited,
5.00%, 3/1/2031 $ 50,000 $ 55,731
464,491
Total Municipal Bonds
(Cost $4,861,139) 4,914,076
Total Investments - 97.3%
(Cost $4,861,139) 4,914,076
Other assets less liabilities - 2.7% 138,870
NET ASSETS - 100.0% $5,052,946
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
G.O. General Obligation
PSF Permanent School Fund
As of December 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 57,378
Aggregate gross unrealized depreciation (4,441)
Net unrealized appreciation $ 52,937
Federal income tax cost $ 4,861,139
Security Type % of Net Assets
Municipal Bonds 97 .3%
Others
(1)
2 .7
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
December 31, 2025
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 4,914 $ — $ 4,914
Total
Investments $ — $4,914 $ — $4,914
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .1%
Alabama - 1 .1%
Auburn University Series
2025A, Revenue,
5.00%, 6/1/2045 $ 10,000 $ 10,686
Madison County Board of
Education Capital Outlay,
Series 2025A, Revenue,
5.00%, 9/1/2037 95,000 108,049
118,735
Arizona - 1 .7%
Arizona Board of Regents
University of Arizona (The)
SPEED Fund, Series 2024,
Revenue, Refunding, BAM
Insured,
5.00%, 8/1/2044 25,000 26,751
City of Buckeye Series 2025,
G.O. Unlimited,
5.00%, 7/1/2045 10,000 10,689
City of Lake Havasu City
Wastewater System,
Series 2025, G.O.
Unlimited, Refunding,
5.00%, 7/1/2041 45,000 50,241
City of Mesa Series 2025,
G.O. Unlimited,
5.00%, 7/1/2040 65,000 73,380
5.00%, 7/1/2045 10,000 10,754
171,815
California - 4 .9%
Bay Area Toll Authority Toll
Bridge, Series 2025F1,
Revenue, Refunding,
5.00%, 4/1/2043 40,000 44,379
California Educational
Facilities Authority
Chapman University,
Series 2025A, Revenue,
Refunding,
5.00%, 4/1/2042 30,000 33,290
Desert Sands Unified School
District Election of
2024, Series 2025, G.O.
Unlimited,
5.00%, 8/1/2040 40,000 46,152
Folsom Cordova Unified
School District Election of
2024, Series 2025A, G.O.
Unlimited,
5.50%, 10/1/2042 50,000 58,864
Los Angeles Department of
Water & Power Water and
Power System, Series
2021C, Revenue,
5.00%, 7/1/2028 250,000 263,995
Los Angeles Unified School
District Series 2024QRR,
G.O. Unlimited,
5.00%, 7/1/2044 25,000 27,394
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
California - 4.9% continued
San Diego Community
College District Series
2025A1, G.O. Unlimited,
5.00%, 8/1/2041 $ 25,000 $ 28,610
502,684
Delaware - 0 .9%
County of New Castle Series
2025, G.O. Unlimited,
5.00%, 10/1/2026 95,000 96,843
District of Columbia - 1 .7%
District of Columbia Income
Tax, Series 2025A,
Revenue, Refunding,
5.00%, 6/1/2027 85,000 88,068
5.00%, 6/1/2039 80,000 90,865
178,933
Florida - 6 .7%
Central Florida Tourism
Oversight District Series
2024A, G.O. Limited,
5.00%, 6/1/2033 135,000 155,590
City of Jacksonville Series
2025, Revenue,
5.00%, 10/1/2045 10,000 10,539
County of Sarasota Capital
Improvement, Series
2025A, Revenue,
5.00%, 10/1/2044 25,000 26,857
5.00%, 10/1/2045 15,000 15,998
Florida Atlantic University
Finance Corp. Student
Housing Project, Series
2024, Revenue,
5.00%, 7/1/2042 50,000 54,155
Jacksonville Electric
Authority Electric System,
Series 2024A, Revenue,
Refunding,
5.00%, 10/1/2035 60,000 69,856
Jacksonville Electric
Authority Electric System,
Series 2024A, Revenue,
Refunding, AG Insured,
5.00%, 10/1/2038 25,000 28,519
Jacksonville Electric
Authority Water & Sewer
System, Series 2025A,
Revenue, Refunding,
5.00%, 10/1/2045 15,000 16,022
Orlando Utilities Commission
Utility System, Series
2025A, Revenue,
5.00%, 10/1/2045 15,000 15,972
State of Florida Board of
Public Education, Series
2020B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2030 85,000 94,279

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Florida - 6.7% continued
State of Florida Board of
Public Education, Series
2023A, G.O. Unlimited,
Refunding,
5.00%, 6/1/2031 $ 110,000 $ 124,398
State of Florida Turnpike
Authority, Series 2023A,
Revenue, Refunding,
5.00%, 7/1/2026 75,000 75,928
688,113
Hawaii - 0 .9%
State of Hawaii Series FE,
G.O. Unlimited, Refunding,
5.00%, 10/1/2026 95,000 96,772
Idaho - 1 .2%
Idaho Housing & Finance
Association Sales Tax,
Series 2025A, Revenue,
5.00%, 8/15/2045 10,000 10,745
Idaho State Building
Authority School
Modernization Facilities,
Series 2025A, Revenue,
5.00%, 6/1/2026 115,000 116,185
126,930
Illinois - 5 .2%
Chicago O'Hare International
Airport Series 2024D,
Revenue, Refunding,
5.00%, 1/1/2045 15,000 15,783
City of Chicago Wastewater
Transmission, Series
2024A, Revenue,
Refunding, BAM Insured,
5.00%, 1/1/2042 40,000 43,076
DuPage County High School
District No. 87 Glenbard
Series 2025, G.O.
Unlimited,
5.00%, 1/1/2039 25,000 27,865
Illinois State Toll Highway
Authority Toll Highway,
Series 2019C, Revenue,
Refunding,
5.00%, 1/1/2027 85,000 87,072
Lake County Forest
Preservation District
Series 2019, G.O.
Unlimited, Refunding,
5.00%, 12/15/2027 5,000 5,232
Lake County Township
High School District No.
113-Highland Park Series
2025, G.O. Unlimited,
5.00%, 1/1/2034 55,000 63,656
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Illinois - 5.2% continued
Metropolitan Water
Reclamation District of
Greater Chicago Series
2007B, G.O. Unlimited,
Refunding,
5.25%, 12/1/2035 $ 120,000 $ 144,250
Regional Transportation
Authority Series 2025A,
Revenue,
5.00%, 6/1/2042 25,000 27,067
5.00%, 6/1/2044 15,000 15,929
Sales Tax Securitization
Corp. Series 2018C,
Revenue, Refunding,
5.00%, 1/1/2029 30,000 31,814
State of Illinois Sales Tax,
Series 2025C, Revenue,
5.00%, 6/15/2042 50,000 53,153
5.00%, 6/15/2043 30,000 31,589
546,486
Indiana - 1 .2%
Greater Martinsville School
Building Corp. First
Mortgage, Series 2024,
Revenue, State Aid
Intercept,
5.00%, 1/15/2038 65,000 73,377
5.00%, 1/15/2044 25,000 26,151
MSD Warren Township Vision
2005 School Building
Corp. First Mortgage,
Series 2024, Revenue,
State Aid Intercept,
5.00%, 1/10/2033 5,000 5,728
Wawasee High School
Building Corp. First
Mortgage, Series 2024,
Revenue, State Aid
Intercept,
5.00%, 1/15/2034 5,000 5,647
110,903
Iowa - 3 .8%
Iowa Finance Authority State
Revolving Fund, Series
2025A, Revenue,
5.00%, 8/1/2036 75,000 87,223
5.00%, 8/1/2039 110,000 125,151
5.00%, 8/1/2040 65,000 73,118
5.00%, 8/1/2041 40,000 44,517
5.00%, 8/1/2042 30,000 33,000
5.00%, 8/1/2044 25,000 26,968
389,977
Kansas - 2 .1%
City of Manhattan Series
2025A, G.O. Unlimited,
Refunding,
5.00%, 11/1/2034 185,000 213,612

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Kentucky - 1 .7%
Kentucky State Property &
Building Commission
Project No. 119, Revenue,
5.00%, 5/1/2027 $ 100,000 $ 103,219
Kentucky State Property &
Building Commission
Project No. 132, Series
2025A, Revenue,
5.00%, 4/1/2043 35,000 37,580
5.00%, 4/1/2044 30,000 31,994
172,793
Maryland - 3 .1%
County of Anne Arundel
Water and Sewer, Series
2025, G.O. Limited,
Refunding,
5.00%, 4/1/2031 50,000 56,301
County of Baltimore Series
2024, G.O. Unlimited,
Refunding,
5.00%, 2/1/2032 230,000 262,416
318,717
Massachusetts - 3 .4%
Commonwealth of
Massachusetts Series
2025A, G.O. Limited,
5.00%, 4/1/2039 55,000 62,770
Commonwealth of
Massachusetts Series
2025A, G.O. Limited,
Refunding,
5.00%, 7/1/2033 85,000 98,692
Massachusetts Bay
Transportation Authority
Sales Tax, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2045 15,000 16,031
Massachusetts Development
Finance Agency Harvard
University, Series 2025A2,
Revenue, Mandatory Put,
5.00%, 5/15/2055 (a)(b) 60,000 70,675
Massachusetts Health &
Educational Facilities
Authority Amherst College
Issue, Series 2005J1,
Revenue, Refunding,
5.00%, 11/1/2035 75,000 90,005
338,173
Michigan - 6 .1%
Crestwood School District
Series 2025I, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2045 15,000 15,843
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Michigan - 6.1% continued
DeWitt Public Schools Series
2025III, G.O. Unlimited,
Refunding, Qualified
School Bond Loan Fund,
5.00%, 5/1/2041 $ 30,000 $ 33,247
Ferndale Public Schools
Series 2025, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2041 35,000 37,980
Ferris State University
Series 2025A, Revenue,
Refunding, AG Insured,
5.00%, 10/1/2037 130,000 148,559
Forest Hills Public Schools
Series 2025-1, G.O.
Unlimited,
5.00%, 5/1/2045 15,000 15,950
Gobles Public Schools Series
2025II, G.O. Unlimited,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2044 25,000 26,144
Howell Public Schools Series
2025II, G.O. Unlimited,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2045 15,000 15,878
L'Anse Creuse Public
Schools Series 2025I,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2043 40,000 43,103
5.00%, 5/1/2045 15,000 15,913
Lansing School District
Series 2025II, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2045 15,000 15,666
Michigan State University
Series 2025A, Revenue,
Refunding,
5.00%, 8/15/2035 5,000 5,908
Romeo Community School
District Series 2025,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2043 30,000 31,681
Utica Community Schools
Series 2024, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2034 50,000 57,899
Warren Consolidated
Schools Series 2025,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2041 55,000 60,541
5.00%, 5/1/2045 10,000 10,649

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Michigan - 6.1% continued
Watervliet Public Schools
Series 2025, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2045 $ 15,000 $ 15,573
Wyandotte City School
District Series 2025, G.O.
Unlimited, Refunding,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2041 55,000 60,632
611,166
Minnesota - 1 .9%
Minneapolis Special School
District No. 1 Long Term
Facilities Maintenance,
Series 2018B, G.O.
Unlimited, School District
Credit Enhancement
Program,
5.00%, 2/1/2027 85,000 87,271
St. Paul Independent School
District No. 625 Series
2024B, G.O. Unlimited,
School District Credit
Enhancement Program,
5.00%, 2/1/2031 100,000 111,911
199,182
Missouri - 1 .6%
Marion County School
District No. 60 Series
2025A, G.O. Unlimited,
Refunding, State Aid
Direct Deposit,
5.88%, 3/1/2038 25,000 30,277
Missouri Joint Municipal
Electric Utility
Commission Latan 2
Project, Series 2025,
Revenue, Refunding,
5.00%, 1/1/2038 115,000 129,780
160,057
Nebraska - 0 .2%
Omaha Public Power District
Electric, Series 2025A,
Revenue,
5.00%, 2/1/2045 25,000 26,698
Nevada - 1 .3%
County of Clark Highway
Improvement, Series
2025, Revenue,
Refunding,
5.00%, 7/1/2035 55,000 64,478
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Nevada - 1.3% continued
State of Nevada Series
2025A, G.O. Limited,
Refunding,
5.00%, 10/1/2026 $ 75,000 $ 76,370
140,848
New Hampshire - 0 .8%
State of New Hampshire
Series 2022A, G.O.
Unlimited,
5.00%, 3/1/2029 80,000 86,358
New Jersey - 2 .6%
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2022BB, Revenue,
5.00%, 6/15/2031 195,000 217,448
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2024CC, Revenue,
5.00%, 6/15/2042 50,000 54,040
271,488
New York - 8 .0%
City of New York Series
2024C, G.O. Unlimited,
5.00%, 3/1/2045 10,000 10,430
City of New York Series
2025G1, G.O. Unlimited,
5.00%, 2/1/2039 70,000 78,564
5.00%, 2/1/2043 35,000 37,447
City of New York Series
2026A1, G.O. Unlimited,
5.00%, 8/1/2040 95,000 105,300
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024G1, Revenue,
5.00%, 5/1/2045 10,000 10,514
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025F1, Revenue,
Refunding,
5.00%, 11/1/2040 45,000 49,809
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025H1, Revenue,
5.00%, 11/1/2042 30,000 32,410
5.00%, 11/1/2044 20,000 21,244
New York City Transitional
Finance Authority Future
Tax Secured, Series
2026A1, Revenue,
5.00%, 5/1/2045 10,000 10,577

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
New York - 8.0% continued
New York State Dormitory
Authority Sales Tax,
Series 2024A, Revenue,
5.00%, 3/15/2045 $ 15,000 $ 15,855
New York State Dormitory
Authority Sales Tax,
Series 2024B, Revenue,
Refunding,
5.00%, 3/15/2045 10,000 10,625
New York State Dormitory
Authority Dormitory
Facilities, Series 2025A,
Revenue,
5.00%, 7/1/2045 10,000 10,682
New York State Dormitory
Authority Personal Income
Tax, Series 2025A,
Revenue, Refunding,
5.00%, 3/15/2043 35,000 37,765
5.00%, 3/15/2045 10,000 10,547
5.00%, 7/1/2045 10,000 10,570
New York State
Environmental Facilities
Corp. New York City Water
Finaning Authority Project,
Series 2025C, Revenue,
Refunding,
5.00%, 6/15/2038 30,000 34,771
Triborough Bridge & Tunnel
Authority TBTA Capital
Lockbox, Series 2025A,
Revenue,
5.00%, 12/1/2043 30,000 32,471
5.00%, 12/1/2045 10,000 10,596
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2025A1, Revenue,
5.00%, 11/15/2045 15,000 16,018
Utility Debt Securitization
Authority Series 2022TE1,
Revenue, Refunding,
5.00%, 12/15/2029 250,000 273,318
819,513
North Carolina - 2 .5%
County of Wake Series
2024B, G.O. Unlimited,
Refunding,
5.00%, 9/1/2032 220,000 253,660
Ohio - 2 .8%
American Municipal
Power, Inc. Combined
Hydroelectric Project,
Series 2024A, Revenue,
Refunding,
5.00%, 2/15/2044 25,000 26,352
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Ohio - 2.8% continued
Hilliard School District Series
2025, G.O. Unlimited,
5.00%, 12/1/2038 $ 25,000 $ 28,586
State of Ohio Highway
Capital Improvement,
Series 2018V, G.O.
Unlimited,
5.00%, 5/1/2027 95,000 98,172
State of Ohio Mental Health
Facilities Improvement,
Series 2021A, Revenue,
5.00%, 2/1/2030 120,000 131,734
284,844
Oklahoma - 0 .8%
Oklahoma Capitol
Improvement Authority
Department of
Transportation, Series
2025A, Revenue,
5.00%, 7/1/2041 50,000 55,237
Oklahoma Turnpike Authority
Series 2025A, Revenue,
5.00%, 1/1/2044 25,000 26,821
82,058
Oregon - 0 .7%
Oregon City School District
No. 62 Series 2025B, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2044 25,000 27,117
5.00%, 6/15/2045 10,000 10,767
State of Oregon Series
2025G, G.O. Unlimited,
Refunding,
5.00%, 8/1/2037 30,000 34,997
72,881
Pennsylvania - 0 .8%
Pennsylvania Turnpike
Commission Series 2024,
Revenue, Refunding,
5.00%, 12/1/2044 25,000 26,822
Pennsylvania Turnpike
Commission Series
2024C, Revenue,
5.00%, 12/1/2045 15,000 15,980
Pennsylvania Turnpike
Commission Series
2025A, Revenue,
5.00%, 12/1/2041 35,000 38,544
81,346
South Carolina - 0 .9%
City of Charleston Series
2025B, G.O. Unlimited,
State Aid Withholding,
5.00%, 9/1/2034 65,000 76,853

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
South Carolina - 0.9% continued
Clemson University Athletic
Facilities, Series 2025A,
Revenue,
5.00%, 5/1/2045 $ 15,000 $ 16,069
South Carolina
Transportation
Infrastructure Bank
Series 2021A, Revenue,
Refunding,
4.00%, 10/1/2028 5,000 5,193
98,115
Tennessee - 0 .0% (c)
City of Memphis Electric
System, Series 2020A,
Revenue,
5.00%, 12/1/2029 5,000 5,471
Texas - 13 .9%
Celina Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2039 30,000 34,040
City of Grand Prairie Series
2025, G.O. Limited,
5.00%, 2/15/2040 35,000 38,781
5.00%, 2/15/2041 65,000 71,361
5.00%, 2/15/2042 50,000 54,376
5.00%, 2/15/2044 25,000 26,740
City of Grand Prairie Water
& Wastewater System,
Series 2025, Revenue,
5.00%, 1/15/2037 50,000 56,738
City of Lubbock Series 2025,
G.O. Limited,
5.00%, 2/15/2043 25,000 26,840
City of San Antonio Electric
& Gas Systems, Series
2024D, Revenue,
Refunding,
5.00%, 2/1/2038 75,000 84,985
5.00%, 2/1/2044 25,000 26,693
City of San Antonio Electric
& Gas Systems, Series
2024E, Revenue,
Refunding,
5.00%, 2/1/2038 5,000 5,665
County of Ector Series 2024,
G.O. Limited,
5.00%, 2/15/2044 25,000 26,464
Georgetown Independent
School District Series
2025, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 2/15/2043 45,000 48,812
Humble Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2037 65,000 74,885
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Texas - 13.9% continued
Leander Independent School
District Series 2025A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 8/15/2040 $ 50,000 $ 56,169
Lower Colorado River
Authority LCRA
Transmission Services,
Series 2025, Revenue,
Refunding,
5.00%, 5/15/2044 25,000 26,220
Lubbock-Cooper Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2037 85,000 96,479
5.00%, 2/15/2038 25,000 28,146
Mansfield Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2036 125,000 143,560
North Texas Tollway
Authority Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2045 10,000 10,548
Northwest Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2043 40,000 43,070
Quitman Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2036 135,000 154,354
Round Rock Independent
School District Series
2025B, G.O. Unlimited,
PSF Guaranty,
5.00%, 8/1/2036 120,000 139,629
5.00%, 8/1/2040 35,000 39,274
5.00%, 8/1/2041 20,000 22,176
San Antonio Water System
Series 2025B, Revenue,
Refunding,
5.00%, 5/15/2039 45,000 50,522
Temple Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/1/2038 35,000 39,545
1,426,072
Utah - 1 .0%
Utah Transit Authority
Series 2025, Revenue,
Refunding,
5.00%, 12/15/2033 85,000 99,039

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Washington - 9 .1%
City of Tacoma Electric
System, Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2044 $ 15,000 $ 15,904
City of Tacoma Electric
System, Series 2025A,
Revenue,
5.00%, 1/1/2045 10,000 10,612
Clark County Public Utility
District No. 1 Electric,
Series 2024, Revenue,
Refunding,
5.00%, 1/1/2045 10,000 10,511
County of King Series 2023A,
G.O. Limited, Refunding,
5.00%, 12/1/2032 5,000 5,764
County of King Series 2025A,
G.O. Limited,
5.00%, 12/1/2042 50,000 55,239
County of King Sewer,
Series 2024B, Revenue,
Refunding,
5.00%, 7/1/2045 10,000 10,623
Energy Northwest Columbia
Generating Station,
Series 2023A, Revenue,
Refunding,
4.00%, 7/1/2030 5,000 5,312
Energy Northwest Columbia
Generating Station,
Series 2025A, Revenue,
Refunding,
5.00%, 7/1/2043 40,000 43,703
King County School District
No. 401 Highline Series
2025, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2040 25,000 28,091
Pierce County School District
No. 320 Sumner Series
2025, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2038 30,000 34,306
Seattle Museum
Development Authority
City of Seattle, Series
2024, Revenue,
Refunding,
5.00%, 4/1/2028 200,000 211,056
Snohomish County Public
Utility District No. 1
Electric, Series 2025A,
Revenue, Refunding,
5.00%, 12/1/2045 15,000 16,044
State of Washington Series
2023B, G.O. Unlimited,
5.00%, 2/1/2033 50,000 57,586
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Washington - 9.1% continued
State of Washington Series
2024B, G.O. Unlimited,
5.00%, 6/1/2033 $ 95,000 $ 109,834
State of Washington Series
2026B, G.O. Unlimited,
5.00%, 6/1/2035 80,000 94,319
University of Washington
Series 2024A, Revenue,
5.00%, 4/1/2034 95,000 110,756
University of Washington
Series 2025A, Revenue,
Refunding,
5.00%, 4/1/2043 30,000 32,600
5.00%, 4/1/2044 25,000 26,943
University of Washington
Series 2025C, Revenue,
Refunding,
5.00%, 1/1/2039 40,000 45,639
924,842
Wisconsin - 3 .5%
City of Sun Prairie Series
2025A, G.O. Unlimited,
5.00%, 4/1/2030 245,000 268,447
State of Wisconsin Series
2021-2, G.O. Unlimited,
Refunding,
5.00%, 5/1/2029 90,000 97,469
365,916
Total Municipal Bonds
(Cost $9,806,018) 10,081,040
Total Investments - 98.1%
(Cost $9,806,018) 10,081,040
Other assets less liabilities - 1.9% 193,993
NET ASSETS - 100.0% $10,275,033
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of December 31, 2025.
(b) Maturity date represents the puttable date.
(c) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
G.O. General Obligation
LCRA Lower Colorado River Authority
PSF Permanent School Fund
As of December 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 278,653
Aggregate gross unrealized depreciation (3,631)
Net unrealized appreciation $ 275,022
Federal income tax cost $ 9,806,018

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
December 31, 2025
Security Type % of Net Assets
Municipal Bonds 98 .1%
Others
(1)
1 .9
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 10,081 $ — $ 10,081
Total
Investments $ — $10,081 $ — $10,081
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .7%
Alabama - 1 .0%
City of Tuscaloosa Series
2025B, G.O. Limited,
5.25%, 8/1/2055 $ 75,000 $ 79,948
California - 3 .9%
California Educational
Facilities Authority
Chapman University,
Series 2025A, Revenue,
Refunding,
5.00%, 4/1/2045 25,000 26,738
City of San Jose Series
2025A, G.O. Unlimited,
5.00%, 9/1/2050 35,000 37,530
Folsom Cordova Unified
School District Election of
2024, Series 2025A, G.O.
Unlimited,
5.00%, 10/1/2047 40,000 43,389
Los Angeles Unified School
District Series 2024QRR,
G.O. Unlimited,
5.00%, 7/1/2044 65,000 71,224
Redding Joint Powers
Financing Authority
Electric System, Series
2025A, Revenue,
5.00%, 6/1/2055 50,000 51,589
San Diego Community
College District Series
2025A1, G.O. Unlimited,
5.00%, 8/1/2055 25,000 26,565
San Diego Public Facilities
Financing Authority Water,
Series 2025A, Revenue,
5.00%, 8/1/2045 25,000 27,421
University of California Series
2025CC, Revenue,
5.00%, 5/15/2047 35,000 37,589
322,045
Colorado - 1 .0%
City of Colorado Springs
Utilities System, Series
2025A, Revenue,
5.25%, 11/15/2055 75,000 80,184
District of Columbia - 1 .5%
District of Columbia Series
2024A, G.O. Unlimited,
5.00%, 8/1/2046 70,000 73,562
Washington Metropolitan
Area Transit Authority
Dedicated, Series 2025A,
Revenue,
5.25%, 7/15/2055 50,000 52,610
126,172
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 5 .5%
County of Miami-Dade Water
& Sewer, Series 2024A,
Revenue,
5.00%, 10/1/2049 $ 5,000 $ 5,226
County of Pasco Capital
Improvement, Series
2025A, Revenue,
5.00%, 10/1/2037 170,000 194,517
5.00%, 10/1/2055 25,000 26,110
Duval County School Board
Series 2022A, Certificate
of Participation, AG
Insured,
5.00%, 7/1/2029 90,000 97,295
Peace River Manasota
Regional Water Supply
Authority Series 2025A,
Revenue,
5.50%, 10/1/2055 40,000 42,964
State of Florida Right of Way
Acquisition and Bridge
Construction, Series
2025B, G.O. Unlimited,
5.00%, 7/1/2043 25,000 27,314
State of Florida Board
of Education Lottery,
Series 2017A, Revenue,
Refunding,
5.00%, 7/1/2027 50,000 51,876
445,302
Georgia - 2 .0%
Downtown Smyrna
Development Authority
Smyrna Project, Series
2021, Revenue,
5.00%, 2/1/2028 115,000 121,039
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2025A,
Revenue,
5.00%, 7/1/2055 40,000 41,742
162,781
Illinois - 5 .7%
Lake County Community
Consolidated School
District No. 34 Antioch
Series 2025C, G.O.
Unlimited,
5.00%, 1/1/2036 50,000 57,412
Lake County School District
No. 112 North Shore
Series 2024, G.O.
Unlimited,
5.00%, 12/1/2033 80,000 92,086
Metropolitan Water
Reclamation District of
Greater Chicago Series
2024A, G.O. Limited,
5.00%, 12/1/2042 30,000 32,581

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Illinois - 5.7% continued
Sales Tax Securitization
Corp. Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2036 $ 55,000 $ 61,670
State of Illinois Sales Tax,
Series 2025B, Revenue,
5.00%, 6/15/2039 135,000 148,076
University of Illinois Auxiliary
Facilities System,
Series 2025A, Revenue,
Refunding,
5.00%, 1/1/2055 75,000 77,710
469,535
Indiana - 1 .1%
Indiana Finance Authority
State Revolving Fund,
Series 2019A, Revenue,
5.00%, 2/1/2028 85,000 89,465
Iowa - 2 .0%
Iowa Finance Authority State
Revolving Fund, Series
2025A, Revenue,
5.00%, 8/1/2040 85,000 95,615
Iowa Finance Authority
State Revolving Fund,
Series 2025C, Revenue,
Refunding,
5.00%, 8/1/2041 65,000 72,680
168,295
Kansas - 2 .8%
City of Manhattan Series
2025A, G.O. Unlimited,
Refunding,
5.00%, 11/1/2034 200,000 230,932
Maryland - 7 .3%
County of Anne Arundel
Water and Sewer, Series
2025, G.O. Limited,
Refunding,
5.00%, 4/1/2033 80,000 92,843
County of Anne Arundel
Water and Sewer, Series
2025B, G.O. Limited,
Refunding,
5.00%, 10/1/2038 135,000 155,544
County of Baltimore Series
2024, G.O. Unlimited,
Refunding,
5.00%, 2/1/2032 190,000 216,779
County of Baltimore Series
2025, G.O. Unlimited,
5.00%, 3/1/2037 5,000 5,823
State of Maryland Series
2025A, G.O. Unlimited,
5.00%, 6/1/2038 115,000 132,444
603,433
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Massachusetts - 8 .5%
Commonwealth of
Massachusetts Series
2024B, G.O. Limited,
5.00%, 5/1/2049 $ 40,000 $ 41,814
5.00%, 5/1/2048 10,000 10,493
5.00%, 5/1/2047 90,000 94,735
Commonwealth of
Massachusetts Series
2025A, G.O. Limited,
5.00%, 4/1/2055 25,000 25,979
Commonwealth of
Massachusetts Series
2024I, G.O. Unlimited,
5.00%, 12/1/2048 30,000 31,565
Commonwealth of
Massachusetts Series
2025B, G.O. Unlimited,
5.00%, 6/1/2036 125,000 146,153
Commonwealth of
Massachusetts Series
2025C, G.O. Unlimited,
5.00%, 6/1/2048 30,000 31,636
Massachusetts Bay
Transportation Authority
Sales Tax, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2046 45,000 47,771
5.00%, 7/1/2048 30,000 31,588
Massachusetts Bay
Transportation Authority
Sales Tax, Series 2025B,
Revenue,
5.25%, 7/1/2055 40,000 42,651
Massachusetts Development
Finance Agency Harvard
University, Series 2025A2,
Revenue, Mandatory Put,
5.00%, 5/15/2055 (a)(b) 170,000 200,246
704,631
Michigan - 4 .5%
Crestwood School District
Series 2025I, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2055 50,000 51,820
Great Lakes Water Authority
Sewage Disposal System,
Series 2025C, Revenue,
5.50%, 7/1/2055 50,000 53,659
L'Anse Creuse Public
Schools Series 2025I,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2043 65,000 70,042
5.00%, 5/1/2045 90,000 95,482

Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Michigan - 4.5% continued
Okemos Public Schools
Series 2024II, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2042 $ 40,000 $ 43,632
Redford Union School District
No. 1 Series 2025I, G.O.
Unlimited, Qualified
School Bond Loan Fund,
6.00%, 11/1/2031 50,000 58,631
373,266
Nebraska - 1 .3%
Omaha Public Power District
Electric, Series 2023B,
Revenue, Refunding,
5.00%, 2/1/2033 90,000 104,285
Nevada - 0 .7%
Las Vegas Valley Water
District Series 2025A,
G.O. Limited,
5.25%, 6/1/2055 50,000 53,208
New Hampshire - 0 .6%
New Hampshire Municipal
Bond Bank Series 2020A,
Revenue,
5.00%, 2/15/2029 50,000 53,763
New Jersey - 1 .0%
New Jersey Turnpike
Authority Series 2025A,
Revenue,
5.25%, 1/1/2055 75,000 80,326
New Mexico - 0 .6%
New Mexico Finance
Authority Public Project
Revolving Fund, Series
2022B, Revenue,
5.00%, 6/1/2027 50,000 51,784
New York - 14 .0%
City of New York Series
2025C1, G.O. Unlimited,
5.25%, 9/1/2050 30,000 31,445
City of New York Series
2025G1, G.O. Unlimited,
5.00%, 2/1/2044 30,000 31,779
Metropolitan Transportation
Authority Dedicated Tax
Fund, Series 2024B1,
Revenue, Refunding,
5.00%, 11/15/2049 35,000 36,487
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2025BB, Revenue,
5.25%, 6/15/2050 70,000 74,302
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New York - 14.0% continued
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024F1, Revenue,
5.00%, 2/1/2049 $ 35,000 $ 36,099
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024G1, Revenue,
5.25%, 5/1/2048 30,000 31,586
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025D, Revenue,
5.00%, 5/1/2050 25,000 25,763
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025F1, Revenue,
Refunding,
5.00%, 11/1/2036 20,000 23,094
5.00%, 11/1/2040 50,000 55,344
New York City Transitional
Finance Authority Future
Tax Secured, Series
2026A1, Revenue,
5.00%, 5/1/2040 115,000 127,841
New York State Dormitory
Authority Personal Income
Tax, Series 2024A,
Revenue, Refunding,
5.25%, 3/15/2049 45,000 47,466
New York State Dormitory
Authority Sales Tax,
Series 2024B, Revenue,
Refunding,
5.00%, 3/15/2047 85,000 89,064
New York State
Environmental Facilities
Corp. New York City Water
Finaning Authority Project,
Series 2025C, Revenue,
Refunding,
5.00%, 6/15/2055 40,000 42,451
New York State Thruway
Authority Personal
Income Tax, Series
2025A, Revenue,
5.00%, 3/15/2039 115,000 131,152
Town of Islip Series 2025,
G.O. Limited, Refunding,
5.00%, 10/15/2026 100,000 102,184
Triborough Bridge & Tunnel
Authority TBTA Capital
Lockbox, Series 2025A,
Revenue,
5.00%, 12/1/2043 30,000 32,471
5.00%, 12/1/2045 110,000 116,562

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New York - 14.0% continued
Utility Debt Securitization
Authority Series 2022TE1,
Revenue, Refunding,
5.00%, 12/15/2029 $ 110,000 $ 120,260
1,155,350
North Carolina - 2 .0%
City of Charlotte Airport,
Series 2025A, Revenue,
Refunding,
5.25%, 7/1/2055 50,000 53,562
City of Salisbury Enterprise
System, Series 2020,
Revenue, Refunding,
5.00%, 2/1/2027 5,000 5,134
State of North Carolina
Series 2025A, Revenue,
5.00%, 5/1/2026 100,000 100,816
159,512
Oklahoma - 0 .3%
Oklahoma Capitol
Improvement Authority
Department of
Transportation, Series
2025A, Revenue,
5.25%, 7/1/2055 25,000 26,581
Oregon - 0 .2%
Washington & Multnomah
Counties School District
No. 48J Beaverton Series
2025B, G.O. Unlimited,
School Bond Guaranty,
5.00%, 6/15/2050 15,000 15,834
Pennsylvania - 3 .1%
Pennsylvania State University
(The) Series 2025A,
Revenue, Refunding,
5.50%, 9/1/2055 50,000 54,466
Pennsylvania Turnpike
Commission Series 2025-
2, Revenue, Refunding,
5.00%, 12/1/2043 105,000 113,954
Pennsylvania Turnpike
Commission Series
2025A, Revenue,
5.25%, 12/1/2055 75,000 80,051
248,471
South Carolina - 1 .6%
Corp. ForGreer City
Improvement Projects,
Series 2025, Revenue,
5.00%, 9/1/2055 75,000 77,927
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
South Carolina - 1.6% continued
Fort Mill School District No.
4 Series 2017E, G.O.
Unlimited, Refunding,
State School District
Credit Enhancement
Program,
5.00%, 3/1/2028 $ 50,000 $ 52,697
130,624
South Dakota - 1 .0%
South Dakota Conservancy
District State Revolving
Fund, Series 2025A,
Revenue, Refunding,
5.00%, 8/1/2055 75,000 78,789
Tennessee - 0 .6%
City of Memphis Series 2020,
G.O. Unlimited, Refunding,
5.00%, 5/1/2027 50,000 51,641
Texas - 11 .8%
Anna Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2035 75,000 87,016
Argyle Independent School
District Series 2025A,
G.O. Unlimited, PSF
Guaranty,
5.25%, 8/15/2055 40,000 42,906
Bellville Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2034 50,000 57,970
City of Lubbock Electric Light
& Power System, Series
2021, Revenue,
5.00%, 4/15/2030 250,000 273,988
County of Harris Series
2025A, G.O. Unlimited,
Refunding,
5.00%, 9/15/2041 110,000 121,337
Ferris Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2055 50,000 52,315
Humble Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2044 35,000 37,601
Longview Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2035 5,000 5,853

Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 11.8% continued
Lubbock-Cooper Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2037 $ 75,000 $ 85,129
Rockwall Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2032 60,000 68,344
Roma Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2031 5,000 5,584
Taylor Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2031 50,000 55,837
Texas Tech University
System Series 2025A,
Revenue, Refunding,
5.00%, 2/15/2050 75,000 78,145
972,025
Utah - 1 .8%
Canyons School District
Series 2018, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2027 50,000 51,841
County of Salt Lake Sales
Tax, Series 2020B,
Revenue, Refunding,
5.00%, 2/1/2027 45,000 46,228
Timpanogos Special Service
District Series 2024,
Revenue, Refunding,
5.00%, 6/1/2049 50,000 52,355
150,424
Virginia - 0 .3%
Virginia Port Authority Series
2025, Revenue,
5.25%, 7/1/2055 25,000 26,369
Washington - 9 .0%
City of Seattle Municipal
Light & Power, Series
2024, Revenue,
Refunding,
5.00%, 10/1/2046 80,000 84,660
County of King Series 2024A,
G.O. Limited, Refunding,
5.00%, 12/1/2042 35,000 38,339
Energy Northwest Columbia
Generating Station,
Series 2025A, Revenue,
Refunding,
5.00%, 7/1/2043 25,000 27,314
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Washington - 9.0% continued
King & Snohomish Counties
School District No. 417
Northshore Series 2024,
G.O. Unlimited, Refunding,
School Bond Guaranty,
5.00%, 12/1/2042 $ 25,000 $ 27,290
King County School District
No. 401 Highline Series
2025, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2041 75,000 83,351
5.00%, 12/1/2044 120,000 129,439
Pierce County School District
No. 320 Sumner Series
2025, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2042 75,000 81,859
Snohomish County School
District No. 15 Edmonds
Series 2024, G.O.
Unlimited, Refunding,
School Bond Guaranty,
5.00%, 12/1/2042 45,000 49,123
State of Washington Series
2024C, G.O. Unlimited,
5.00%, 2/1/2048 70,000 73,230
State of Washington Series
2024D, G.O. Unlimited,
5.00%, 6/1/2048 50,000 52,371
State of Washington Series
2025A, G.O. Unlimited,
5.00%, 8/1/2046 25,000 26,529
State of Washington Series
2025C, G.O. Unlimited,
5.00%, 2/1/2046 30,000 31,904
State of Washington Series
2025D, G.O. Unlimited,
5.00%, 6/1/2049 40,000 42,001
747,410
Wisconsin - 2 .0%
City of Sun Prairie Series
2025A, G.O. Unlimited,
5.00%, 4/1/2031 145,000 161,765
Total Municipal Bonds
(Cost $7,889,220) 8,124,150
Total Investments - 98.7%
(Cost $7,889,220) 8,124,150
Other assets less liabilities - 1.3% 110,617
NET ASSETS - 100.0% $8,234,767
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of December 31, 2025.
(b) Maturity date represents the puttable date.
Percentages shown are based on Net Assets.

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
December 31, 2025
Abbreviations
G.O. General Obligation
PSF Permanent School Fund
As of December 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 236,250
Aggregate gross unrealized depreciation (1,320)
Net unrealized appreciation $ 234,930
Federal income tax cost $ 7,889,220
Security Type % of Net Assets
Municipal Bonds 98 .7%
Others
(1)
1 .3
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 8,124 $ — $ 8,124
Total
Investments $ — $8,124 $ — $8,124
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust Intermediate Tax-Exempt Bond ETF
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .5%
Alabama - 4 .9%
Alabama Federal Aid
Highway Finance
Authority Series 2025A,
Revenue,
5.00%, 9/1/2033 $ 85,000 $ 98,804
5.00%, 9/1/2035 25,000 29,381
Alabama Public School
and College Authority
Series 2020A, Revenue,
Refunding,
5.00%, 11/1/2034 75,000 82,246
5.00%, 11/1/2035 85,000 92,812
Auburn University General
Fee Series 2025B,
Revenue, Refunding,
5.00%, 6/1/2038 30,000 34,343
Birmingham City Waterworks
Board Water, Series
2016A, Revenue,
Refunding,
4.00%, 1/1/2038 50,000 50,178
Black Belt Energy Gas
District Gas Project,
Series 2020A1, Revenue,
Mandatory Put,
4.00%, 10/1/2049 (a)(b) 65,000 65,429
Black Belt Energy Gas
District Gas Project,
Series 2022C1, Revenue,
Mandatory Put,
5.25%, 2/1/2053 (a)(b) 75,000 79,185
Black Belt Energy Gas
District Gas Project,
Series 2022E, Revenue,
Mandatory Put,
5.00%, 5/1/2053 (a)(b) 100,000 104,785
Black Belt Energy Gas District
Gas Project, Series 2022F,
Revenue, Mandatory Put,
5.50%, 11/1/2053 (a)(b) 30,000 31,492
Black Belt Energy Gas
District Gas Project,
Series 2023A, Revenue,
Mandatory Put,
5.25%, 1/1/2054 (a)(b) 50,000 53,682
Black Belt Energy Gas
District Gas Project,
Series 2023B, Revenue,
Mandatory Put,
5.25%, 12/1/2053 (a)(b) 50,000 53,856
Black Belt Energy Gas
District Gas Project,
Series 2023C, Revenue,
Mandatory Put,
5.50%, 10/1/2054 (a)(b) 75,000 82,419
Black Belt Energy Gas
District Gas Project,
Series 2023D1, Revenue,
Refunding, Mandatory Put,
5.50%, 6/1/2049 (a)(b) 95,000 100,228
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Alabama - 4.9% continued
Black Belt Energy Gas
District Gas Project,
Series 2024A, Revenue,
Mandatory Put,
5.25%, 5/1/2055 (a)(b) $ 100,000 $ 108,607
Black Belt Energy Gas
District Gas Project,
Series 2024C, Revenue,
Mandatory Put,
5.00%, 5/1/2055 (a)(b) 55,000 58,969
Black Belt Energy Gas District
Gas Project, Series
2024D, Revenue,
5.00%, 11/1/2030 25,000 26,880
Black Belt Energy Gas
District Gas Project,
Series 2025D, Revenue,
Refunding, Mandatory Put,
5.00%, 12/1/2055 (a)(b) 100,000 107,340
Black Belt Energy Gas District
Gas Project, Series
2025E, Revenue,
5.00%, 5/1/2030 45,000 48,070
Black Belt Energy Gas
District Gas Project,
Series 2025E, Revenue,
Mandatory Put,
5.00%, 12/1/2055 (a)(b) 100,000 106,940
City of Mobile Series 2025A,
G.O. Limited,
5.00%, 2/15/2031 70,000 78,243
County of Jefferson Sewer,
Series 2024, Revenue,
Refunding,
5.00%, 10/1/2034 85,000 95,138
Energy Southeast A
Cooperative District
Series 2023A1, Revenue,
Mandatory Put,
5.50%, 11/1/2053 (a)(b) 80,000 87,397
Energy Southeast A
Cooperative District
Series 2023B1, Revenue,
Mandatory Put,
5.75%, 4/1/2054 (a)(b) 125,000 138,439
Lower Alabama Gas
District Gas Project,
Series 2025A, Revenue,
Refunding,
5.00%, 12/1/2033 (a) 60,000 63,422
Southeast Energy Authority
A Cooperative District
Project No. 3, Series
2022A1, Revenue,
5.50%, 1/1/2053 (a)(b) 85,000 91,120
Southeast Energy Authority A
Cooperative District Series
2024A, Revenue,
5.00%, 11/1/2035 100,000 106,181

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Alabama - 4.9% continued
Southeast Energy Authority
A Cooperative District
Series 2025A, Revenue,
Mandatory Put,
5.00%, 1/1/2056 (a)(b) $ 75,000 $ 78,145
Southeast Energy Authority A
Cooperative District Series
2025D, Revenue,
5.00%, 9/1/2035 55,000 59,670
Southeast Energy Authority
A Cooperative District
Gas Supply, Series 2025F,
Revenue,
5.25%, 11/1/2030 130,000 141,209
Southeast Energy Authority
A Cooperative District
Gas Supply, Series 2025F,
Revenue, Mandatory Put,
5.25%, 11/1/2055 (a)(b) 125,000 137,431
University of Alabama (The)
Series 2019A, Revenue,
Refunding,
5.00%, 7/1/2031 75,000 81,196
5.00%, 7/1/2029 75,000 81,375
5.00%, 7/1/2027 35,000 36,297
2,690,909
Alaska - 0 .1%
State of Alaska International
Airports System, Series
2025A, Revenue,
Refunding,
5.00%, 10/1/2034 55,000 63,054
Arizona - 1 .0%
Arizona Industrial
Development Authority
Lincoln South Beltway
Project, Series 2020,
Revenue,
5.00%, 11/1/2031 20,000 22,571
City of Mesa Series 2025,
G.O. Unlimited,
5.00%, 7/1/2040 30,000 33,868
City of Phoenix Civic
Improvement Corp.
Airport, Series 2017D,
Revenue, Refunding,
5.00%, 7/1/2026 40,000 40,473
City of Phoenix Civic
Improvement Corp. Water
System, Series 2021A,
Revenue,
5.00%, 7/1/2034 60,000 66,988
5.00%, 7/1/2037 35,000 38,443
City of Phoenix Civic
Improvement Corp.
Transportation, Series
2025, Revenue,
5.00%, 7/1/2030 45,000 49,917
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Arizona - 1.0% continued
5.00%, 7/1/2033 $ 95,000 $ 109,729
Maricopa County Special
Health Care District
Integrated Health
Serivces, Series 2018C,
G.O. Unlimited,
5.00%, 7/1/2032 25,000 26,304
Maricopa County Special
Health Care District Series
2021D, G.O. Unlimited,
5.00%, 7/1/2033 20,000 22,269
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2025B, Revenue,
Refunding,
5.00%, 1/1/2033 55,000 63,548
5.00%, 1/1/2034 45,000 52,599
526,709
California - 6 .4%
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023D, Revenue,
Mandatory Put,
5.50%, 5/1/2054 (a)(b) 100,000 105,600
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023E1, Revenue,
Mandatory Put,
5.00%, 2/1/2054 (a)(b) 100,000 106,396
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023G, Revenue,
Mandatory Put,
5.25%, 11/1/2054 (a)(b) 125,000 132,785
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024A, Revenue,
Mandatory Put,
5.00%, 5/1/2054 (a)(b) 30,000 32,152
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024B, Revenue,
Mandatory Put,
5.00%, 1/1/2055 (a)(b) 85,000 88,591
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024D, Revenue,
Mandatory Put,
5.00%, 2/1/2055 (a)(b) 100,000 108,549

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
California - 6.4% continued
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024F, Revenue,
Mandatory Put,
5.00%, 2/1/2055 (a)(b) $ 100,000 $ 108,110
California Community Choice
Financing Authority
Clean Energy Project,
Series 2025B, Revenue,
Mandatory Put,
5.00%, 3/1/2056 (a)(b) 175,000 190,465
California State Public Works
Board Various Capital
Projects, Series 2016C,
Revenue, Refunding,
5.00%, 11/1/2034 40,000 40,682
Central Valley Energy
Authority Series 2025,
Revenue, Mandatory Put,
5.00%, 12/1/2055 (a)(b) 75,000 81,697
City of Los Angeles
Department of Airports,
Series 2021B, Revenue,
Refunding,
5.00%, 5/15/2036 35,000 39,268
City of Los Angeles Solid
Waste Resources, Series
2023A, Revenue,
5.00%, 2/1/2038 75,000 85,681
City of Riverside Electric,
Series 2019A, Revenue,
Refunding,
5.00%, 10/1/2031 65,000 70,904
5.00%, 10/1/2034 20,000 21,629
Contra Costa Transportation
Authority Sales Tax,
Series 2021A, Revenue,
Refunding,
4.00%, 3/1/2032 15,000 16,318
County of San Bernardino
Arrowhead Project, Series
2019A, Certificate of
Participation, Refunding,
5.00%, 10/1/2026 60,000 61,186
County of Santa Clara Series
2017C, G.O. Unlimited,
Refunding,
3.25%, 8/1/2039 20,000 19,293
Imperial Irrigation District
Electric System, Series
2016C, Revenue,
Refunding,
5.00%, 11/1/2037 25,000 25,156
Kern Community College
District Election of 2016,
Series 2023E, G.O.
Unlimited, Refunding,
5.00%, 8/1/2038 50,000 57,348
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
California - 6.4% continued
Long Beach Bond Finance
Authority Natural Gas
Purchase, Series 2007A,
Revenue,
5.00%, 11/15/2035 $ 25,000 $ 28,537
5.50%, 11/15/2037 100,000 118,871
Los Angeles Community
College District Election of
2008, Series 2022L, G.O.
Unlimited,
5.00%, 8/1/2035 15,000 17,344
Los Angeles County
Metropolitan
Transportation Authority
Sales Tax, Series 2021A,
Revenue,
4.00%, 6/1/2034 20,000 21,551
5.00%, 7/1/2036 40,000 45,168
5.00%, 7/1/2039 50,000 55,438
Los Angeles County Public
Works Financing Authority
County of Los Angeles,
Series 2024H, Revenue,
Refunding,
5.00%, 12/1/2033 30,000 35,866
Los Angeles Department
of Water & Power Power
System, Series 2019A,
Revenue,
5.00%, 7/1/2034 125,000 132,304
Los Angeles Department
of Water & Power Power
System, Series 2022C,
Revenue, Refunding,
5.00%, 7/1/2040 100,000 107,781
Los Angeles Department
of Water & Power Water
System, Series 2024A,
Revenue,
5.00%, 7/1/2039 75,000 83,473
Los Angeles Department
of Water & Power Water
System, Series 2024B,
Revenue, Refunding,
5.00%, 7/1/2037 70,000 79,221
5.00%, 7/1/2039 45,000 50,358
Metropolitan Water District
of Southern California
Waterworks, Series
2020C, Revenue,
Refunding,
5.00%, 7/1/2040 30,000 32,585
Metropolitan Water District
of Southern California
Waterworks, Series
2022B, Revenue,
Refunding,
5.00%, 7/1/2040 45,000 50,446

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
California - 6.4% continued
Municipal Improvement
Corp. of Los Angeles Real
Property, Series 2016B,
Revenue, Refunding,
4.00%, 11/1/2036 $ 80,000 $ 80,222
5.00%, 11/1/2028 65,000 66,340
5.00%, 11/1/2031 110,000 112,075
Northern California Energy
Authority Commodity
Supply, Series 2024,
Revenue, Refunding,
Mandatory Put,
5.00%, 12/1/2054 (a)(b) 105,000 111,935
Sacramento Municipal Utility
District Series 2020H,
Revenue,
5.00%, 8/15/2038 75,000 82,050
San Francisco Bay Area
Rapid Transit District
Series 2019F1, G.O.
Unlimited,
3.00%, 8/1/2038 30,000 28,234
San Francisco City &
County San Francisco
International Airport
Commission, Series
2019D, Revenue,
Refunding,
5.00%, 5/1/2033 25,000 27,130
San Joaquin Valley Clean
Energy Authority Series
2025A, Revenue,
Mandatory Put,
5.50%, 1/1/2056 (a)(b) 50,000 56,449
Santa Monica-Malibu Unified
School District Series
2023C, G.O. Unlimited,
5.00%, 8/1/2037 20,000 22,405
Southern California Public
Power Authority Milford
Wind Corridor Phase I
Project, Series 2019-1,
Revenue, Refunding,
5.00%, 7/1/2029 75,000 81,137
Southern California Public
Power Authority Apex
Power Project, Series
2024A, Revenue,
Refunding,
5.00%, 7/1/2032 15,000 17,082
State of California G.O.
Unlimited,
5.00%, 11/1/2039 75,000 85,986
State of California G.O.
Unlimited, Refunding,
5.00%, 10/1/2036 25,000 28,636
5.00%, 8/1/2039 80,000 91,595
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
California - 6.4% continued
State of California Public
Works Board Various
Capital Projects, Series
2023B, Revenue,
Refunding,
5.00%, 12/1/2036 $ 25,000 $ 28,401
University of California
Series 2020BE, Revenue,
Refunding,
5.00%, 5/15/2034 60,000 66,016
University of California
Series 2022S, Revenue,
Refunding,
5.00%, 5/15/2033 20,000 22,953
University of California
Series 2024BV, Revenue,
Refunding,
5.00%, 5/15/2038 80,000 91,612
5.00%, 5/15/2039 30,000 34,141
University of California Series
2025CD, Revenue,
5.00%, 5/15/2040 125,000 142,791
3,527,943
Colorado - 0 .8%
Boulder Larimer & Weld
Counties St. Vrain Valley
School Distric No. Re-
1J, Series 2024, G.O.
Unlimited, State Aid
Withholding,
5.00%, 12/15/2037 35,000 40,193
5.00%, 12/15/2038 25,000 28,472
Denver City & County School
District No. 1 Series 2021,
G.O. Unlimited, State Aid
Withholding,
3.00%, 12/1/2036 20,000 19,143
5.00%, 12/1/2034 60,000 66,252
E-470 Public Highway
Authority Series 2020A,
Revenue, Refunding,
5.00%, 9/1/2028 35,000 37,170
Public Authority for Colorado
Energy Natural Gas
Purchase, Series 2008,
Revenue,
6.50%, 11/15/2038 45,000 54,333
Pueblo School District No.
60 Pueblo Series 2020,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/15/2032 75,000 81,350
Regional Transportation
District Fastracks,
Series 2021B, Revenue,
Refunding,
4.00%, 11/1/2039 75,000 76,835

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Colorado - 0.8% continued
Weld County School District
No. Re-4 Series 2023,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2039 $ 70,000 $ 77,164
480,912
Connecticut - 0 .3%
State of Connecticut Series
2016B, G.O. Unlimited,
Refunding,
4.00%, 5/15/2026 15,000 15,082
State of Connecticut Series
2024H, G.O. Unlimited,
Refunding,
5.00%, 11/15/2026 65,000 66,408
State of Connecticut
Transportation
Infrastructure, Series
2024A2, Special Tax,
5.00%, 7/1/2033 20,000 23,133
5.00%, 7/1/2034 45,000 52,594
157,217
Delaware - 1 .9%
Delaware Transportation
Authority Garvee,
Series 2020, Revenue,
Refunding,
5.00%, 9/1/2029 25,000 27,167
5.00%, 7/1/2032 70,000 77,241
5.00%, 7/1/2033 35,000 38,480
5.00%, 9/1/2031 100,000 110,765
5.00%, 9/1/2026 75,000 76,241
Delaware Transportation
Authority Transportation
System, Series 2022,
Revenue, Refunding,
5.00%, 7/1/2035 105,000 118,608
5.00%, 7/1/2036 45,000 50,501
State of Delaware Series
2019, G.O. Unlimited,
5.00%, 2/1/2028 25,000 26,328
State of Delaware Series
2023A, G.O. Unlimited,
5.00%, 5/1/2032 85,000 97,702
5.00%, 5/1/2033 75,000 87,394
State of Delaware Series
2024A, G.O. Unlimited,
5.00%, 5/1/2028 45,000 47,675
5.00%, 5/1/2033 50,000 58,263
State of Delaware Series
2024B, G.O. Unlimited,
Refunding,
5.00%, 7/1/2034 40,000 47,245
State of Delaware Series
2025, G.O. Unlimited,
5.00%, 5/1/2033 50,000 58,263
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Delaware - 1.9% continued
University of Delaware
Series 2025A, Revenue,
Refunding,
5.00%, 11/1/2036 $ 100,000 $ 115,678
1,037,551
District of Columbia - 5 .0%
District of Columbia Series
2016A, G.O. Unlimited,
5.00%, 6/1/2033 20,000 20,167
District of Columbia Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 6/1/2032 65,000 67,119
District of Columbia Series
2017D, G.O. Unlimited,
5.00%, 6/1/2031 85,000 87,850
5.00%, 6/1/2029 30,000 31,041
District of Columbia Series
2018B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2029 35,000 37,066
5.00%, 6/1/2031 40,000 42,333
District of Columbia Series
2019A, G.O. Unlimited,
5.00%, 10/15/2028 85,000 90,817
District of Columbia Series
2021D, G.O. Unlimited,
5.00%, 2/1/2031 65,000 72,706
5.00%, 2/1/2034 50,000 55,298
5.00%, 2/1/2035 55,000 60,622
District of Columbia Series
2021E, G.O. Unlimited,
Refunding,
5.00%, 2/1/2034 75,000 83,056
5.00%, 2/1/2035 110,000 121,404
District of Columbia Series
2023A, G.O. Unlimited,
5.00%, 1/1/2035 65,000 73,999
District of Columbia Series
2024A, G.O. Unlimited,
5.00%, 8/1/2031 30,000 33,845
District of Columbia Series
2024B, G.O. Unlimited,
5.00%, 8/1/2029 45,000 48,910
District of Columbia Water
& Sewer Authority,
Series 2016A, Revenue,
Refunding,
3.25%, 10/1/2037 65,000 62,938
District of Columbia
Georgetown University,
Series 2017, Revenue,
Refunding,
5.00%, 4/1/2030 75,000 76,855
District of Columbia Series
2019A, Revenue,
5.00%, 3/1/2028 70,000 73,730
5.00%, 3/1/2032 85,000 92,098

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
District of Columbia - 5.0% continued
District of Columbia Series
2019C, Revenue,
Refunding,
5.00%, 10/1/2026 $ 35,000 $ 35,663
5.00%, 10/1/2033 50,000 53,998
District of Columbia
Federal Highway Grant
Anticipation, Series 2020,
Revenue,
5.00%, 12/1/2026 75,000 76,648
District of Columbia Series
2020A, Revenue,
5.00%, 3/1/2031 40,000 43,915
5.00%, 3/1/2032 60,000 65,733
5.00%, 3/1/2033 95,000 103,727
5.00%, 3/1/2034 85,000 92,520
District of Columbia Income
Tax, Series 2020B,
Revenue, Refunding,
5.00%, 10/1/2026 60,000 61,137
District of Columbia Series
2020C, Revenue,
5.00%, 5/1/2032 75,000 82,396
District of Columbia Income
Tax, Series 2022A,
Revenue,
5.00%, 7/1/2032 40,000 45,730
5.00%, 7/1/2036 50,000 55,986
5.00%, 7/1/2037 65,000 72,270
District of Columbia Income
Tax, Series 2022C,
Revenue, Refunding,
5.00%, 12/1/2034 40,000 45,528
District of Columbia Series
2023A, Revenue,
5.00%, 5/1/2039 55,000 61,041
District of Columbia Water
& Sewer Authority Public
Utility, Series 2024A,
Revenue, Refunding,
5.00%, 10/1/2031 85,000 96,206
5.00%, 10/1/2038 25,000 28,194
Metropolitan Washington
Airports Authority Dulles
Toll Road, Series 2019A,
Revenue, Refunding,
5.00%, 10/1/2039 60,000 62,459
Washington Metropolitan
Area Transit Authority
Series 2017B, Revenue,
5.00%, 7/1/2030 75,000 77,605
5.00%, 7/1/2034 75,000 77,169
Washington Metropolitan
Area Transit Authority
Series 2018, Revenue,
5.00%, 7/1/2035 30,000 30,828
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
District of Columbia - 5.0% continued
Washington Metropolitan
Area Transit Authority
Series 2020A, Revenue,
5.00%, 7/15/2030 $ 40,000 $ 44,118
5.00%, 7/15/2033 20,000 21,848
Washington Metropolitan
Area Transit Authority
Series 2021A, Revenue,
4.00%, 7/15/2038 75,000 76,555
5.00%, 7/15/2032 90,000 100,654
2,743,782
Florida - 4 .2%
Central Florida Expressway
Authority Series 2019B,
Revenue,
5.00%, 7/1/2032 65,000 69,819
Central Florida Expressway
Authority Series 2021D,
Revenue,
5.00%, 7/1/2031 25,000 28,055
City of Gainesville Utilities
System, Series 2017A,
Revenue,
5.00%, 10/1/2029 20,000 20,850
5.00%, 10/1/2031 35,000 36,439
5.00%, 10/1/2032 30,000 31,176
5.00%, 10/1/2033 65,000 67,456
City of Jacksonville Series
2022A, Revenue,
Refunding,
5.00%, 10/1/2028 45,000 47,924
City of Tallahassee Energy
System, Series 2025,
Revenue, Refunding,
5.00%, 10/1/2032 50,000 57,446
County of Broward Water &
Sewer Utility, Series 2025,
Revenue, Refunding,
5.00%, 10/1/2034 50,000 58,865
County of Miami-Dade
School Board, Series
2015D, Certificate of
Participation, Refunding,
4.00%, 2/1/2033 60,000 60,052
County of Miami-Dade
Building Better
Communitites Project,
Series 2016A, G.O.
Unlimited,
5.00%, 7/1/2030 55,000 60,690
5.00%, 7/1/2033 50,000 54,903
County of Miami-Dade
Series 2016, Revenue,
Refunding,
4.00%, 10/1/2040 25,000 25,055
County of Miami-Dade
Transit, Series 2017,
Revenue, Refunding,
4.00%, 7/1/2034 80,000 80,326

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Florida - 4.2% continued
County of Miami-Dade
Water & Sewer System,
Series 2017B, Revenue,
Refunding,
4.00%, 10/1/2037 $ 45,000 $ 45,474
County of Miami-Dade
Transit, Series 2019,
Revenue, Refunding,
5.00%, 7/1/2032 60,000 64,718
County of Miami-Dade Water
& Sewer System, Series
2021, Revenue,
3.00%, 10/1/2040 125,000 110,005
Florida Department of
Environmental Protection
Preservation, Series
2016A, Revenue,
Refunding,
5.00%, 7/1/2027 (c) 50,000 50,580
Florida Insurance Assistance
Interlocal Agency Florida
Insurance Guaranty
Association, Inc., Series
2023A1, Revenue,
5.00%, 9/1/2028 80,000 81,206
Florida Municipal Power
Agency All-Requirements
Power Supply Project,
Series 2016A, Revenue,
Refunding,
5.00%, 10/1/2028 35,000 35,601
Florida State of Education
Public Education Capital
Outlay, Series 2019C,
G.O. Unlimited, Refunding,
5.00%, 6/1/2031 50,000 54,255
Florida State of Education
Public Education Capital
Outlay, Series 2020A,
G.O. Unlimited, Refunding,
5.00%, 6/1/2031 60,000 66,524
Florida State of Education
Public Education Capital
Outlay, Series 2025A,
G.O. Unlimited, Refunding,
5.00%, 6/1/2032 40,000 45,980
Jacksonville Electric
Authority Water & Sewer
System, Series 2017A,
Revenue, Refunding,
5.00%, 10/1/2032 65,000 67,582
Jacksonville Electric
Authority Water & Sewer
System, Series 2020A,
Revenue, Refunding,
3.00%, 10/1/2036 30,000 29,326
5.00%, 10/1/2035 25,000 27,004
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Florida - 4.2% continued
Lee County School
Board (The) Series
2025A, Certificate of
Participation,
5.00%, 8/1/2039 $ 50,000 $ 56,420
Marion County School Board
Series 2024, Certificate of
Participation, AG Insured,
5.00%, 6/1/2040 30,000 32,855
Palm Beach County
School District Series
2021A, Certificate of
Participation,
5.00%, 8/1/2040 75,000 80,932
Palm Beach County
School District Series
2022B, Certificate of
Participation,
5.25%, 8/1/2039 25,000 27,749
5.25%, 8/1/2035 25,000 28,539
5.25%, 8/1/2036 50,000 56,666
Palm Beach County
School District Series
2023A, Certificate of
Participation,
5.00%, 8/1/2036 25,000 28,130
Polk County School District
Sales Tax, Series 2019,
Revenue,
5.00%, 10/1/2031 45,000 48,752
5.00%, 10/1/2032 40,000 43,159
Reddy Creek Improvement
District Series 2016A,
G.O. Limited,
5.00%, 6/1/2035 25,000 25,181
Sarasota County School
Board Master Lease
Program, Series
2023A, Certificate of
Participation,
5.00%, 7/1/2032 40,000 45,420
School Board of Miami-
Dade County (The)
School Board, Series
2025A, Certificate of
Participation, Refunding,
5.00%, 5/1/2030 35,000 38,421
5.00%, 5/1/2032 20,000 22,686
School District of
Broward County Series
2020A, Certificate of
Participation,
5.00%, 7/1/2031 40,000 43,738
State of Florida Department
of Transportation Turnpike
System, Series 2018A,
Revenue,
5.00%, 7/1/2035 60,000 63,125

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Florida - 4.2% continued
State of Florida Department
of Transportation Federal
Highway Reimbursement,
Series 2019A, Revenue,
5.00%, 7/1/2028 $ 40,000 $ 42,456
State of Florida Department
of Transportation Turnpike
System, Series 2019A,
Revenue, Refunding,
5.00%, 7/1/2030 25,000 26,607
5.00%, 7/1/2031 60,000 63,744
5.00%, 7/1/2032 30,000 31,811
State of Florida Department
of Transportation Turnpike
System, Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2031 35,000 39,372
Tampa Bay Water Regional
Water Supply Authority
Utility System, Series
2016A, Revenue,
Refunding,
5.00%, 10/1/2036 30,000 30,473
2,253,547
Georgia - 3 .0%
Cherokee County Board of
Education Series 2025B,
G.O. Unlimited, Refunding,
State Aid Withholding,
5.00%, 2/1/2027 75,000 77,030
City of Atlanta Water &
Wastewater, Series 2004,
Revenue, AG Insured,
5.75%, 11/1/2026 45,000 46,228
City of Atlanta Water &
Wastewater, Series
2017A, Revenue,
Refunding,
5.00%, 11/1/2031 (c) 35,000 36,579
City of Atlanta Water &
Wastewater, Series
2018C, Revenue,
Refunding,
5.00%, 11/1/2026 80,000 81,661
City of Atlanta Airport,
Series 2020A, Revenue,
Refunding,
5.00%, 7/1/2026 55,000 55,684
Columbia County School
District Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.00%, 10/1/2040 30,000 34,088
County of Fulton Water &
Sewerage, Series 2025,
Revenue, Refunding,
5.00%, 1/1/2033 100,000 115,357
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Georgia - 3.0% continued
DeKalb County Water
& Sewerage Second
Resolution, Series 2022,
Revenue, Refunding,
5.00%, 10/1/2034 $ 50,000 $ 56,697
Georgia State Road & Tollway
Authority Garvee, Series
2020, Revenue,
5.00%, 6/1/2026 15,000 15,157
Main Street Natural Gas, Inc.
Gas Supply, Series 2019A,
Revenue,
5.00%, 5/15/2036 50,000 54,720
Main Street Natural Gas, Inc.
Gas Supply, Series 2019C,
Revenue, Mandatory Put,
4.00%, 3/1/2050 (a)(b) 90,000 90,478
Main Street Natural Gas, Inc.
Gas Supply, Series 2021A,
Revenue, Mandatory Put,
4.00%, 7/1/2052 (a)(b) 50,000 50,482
Main Street Natural Gas, Inc.
Gas Supply, Series 2022A,
Revenue, Mandatory Put,
4.00%, 9/1/2052 (a)(b) 65,000 66,567
Main Street Natural Gas, Inc.
Gas Supply, Series 2023B,
Revenue, Mandatory Put,
5.00%, 7/1/2053 (a)(b) 100,000 105,537
Main Street Natural Gas, Inc.
Gas Supply, Series 2024C,
Revenue, Mandatory Put,
5.00%, 12/1/2054 (a)(b) 75,000 80,334
Main Street Natural Gas, Inc.
Gas Supply, Series 2024E,
Revenue, Mandatory Put,
5.00%, 5/1/2055 (a)(b) 150,000 160,003
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2015C,
Revenue, Refunding,
5.00%, 7/1/2029 70,000 70,834
Metropolitan Atlanta Rapid
Transit Authority Series
2023B, Revenue,
5.00%, 7/1/2028 40,000 42,498
Metropolitan Atlanta Rapid
Transit Authority Series
2024B, Revenue,
5.00%, 7/1/2032 85,000 97,613
Private Colleges &
Universities Authority
Emory University, Series
2019A, Revenue,
Refunding,
5.00%, 9/1/2033 75,000 80,743

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Georgia - 3.0% continued
State of Georgia Series
2016F, G.O. Unlimited,
Refunding,
5.00%, 1/1/2026 $ 60,000 $ 60,000
State of Georgia Series
2017A1, G.O. Unlimited,
5.00%, 2/1/2026 50,000 50,100
State of Georgia Series
2017A2, G.O. Unlimited,
3.00%, 2/1/2037 25,000 24,357
5.00%, 2/1/2031 30,000 30,804
State of Georgia Series
2019A, G.O. Unlimited,
5.00%, 7/1/2030 85,000 92,465
State of Georgia Series
2022C, G.O. Unlimited,
Refunding,
4.00%, 7/1/2026 20,000 20,152
1,696,168
Hawaii - 0 .6%
State of Hawaii Series
2016FG, G.O. Unlimited,
5.00%, 10/1/2026 50,000 50,932
State of Hawaii Series
2016FH, G.O. Unlimited,
Refunding,
5.00%, 10/1/2026 120,000 122,238
State of Hawaii Series FE,
G.O. Unlimited, Refunding,
5.00%, 10/1/2026 75,000 76,399
State of Hawaii Series FN,
G.O. Unlimited, Refunding,
5.00%, 10/1/2029 30,000 31,263
State of Hawaii Highway,
Series 2016B, Revenue,
Refunding,
5.00%, 1/1/2027 30,000 30,350
311,182
Idaho - 0 .9%
Idaho Housing & Finance
Association Federal
Highway Trust, Series
2019A, Revenue,
Refunding,
5.00%, 7/15/2033 100,000 107,441
5.00%, 7/15/2035 45,000 48,038
5.00%, 7/15/2036 85,000 90,467
Idaho Housing &
Finance Association
Transportation Expansion
& Congestion Mitigation
Fund, Series 2023A,
Revenue,
5.00%, 8/15/2032 130,000 149,020
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Idaho - 0.9% continued
Idaho Housing &
Finance Association
Transportation Expansion
& Congestion Mitigation
Fund, Series 2024A,
Revenue,
5.00%, 8/15/2036 $ 25,000 $ 28,882
Idaho State Building
Authority State of Idaho
Sales Tax Revenue, Series
2024A, Revenue,
5.00%, 6/1/2033 50,000 57,662
481,510
Illinois - 6 .3%
Chicago Midway
International Airport
Series 2023B, Revenue,
Refunding, BAM Insured,
5.00%, 1/1/2027 30,000 30,752
Chicago O'Hare International
Airport Series 2016C,
Revenue, ETM,
5.00%, 1/1/2026 (c) 25,000 25,000
Chicago O'Hare International
Airport Series 2017B,
Revenue, Refunding,
5.00%, 1/1/2038 65,000 65,856
Chicago O'Hare International
Airport Series 2018B,
Revenue,
5.00%, 1/1/2036 85,000 89,314
5.00%, 1/1/2038 75,000 78,212
Chicago O'Hare International
Airport Series 2020A,
Revenue, Refunding,
5.00%, 1/1/2034 70,000 75,151
Chicago O'Hare International
Airport Series 2024D,
Revenue, Refunding,
5.00%, 1/1/2031 65,000 71,895
City of Chicago Series 2015C,
G.O. Unlimited,
5.00%, 1/1/2038 30,000 30,012
City of Chicago Series 2015C,
G.O. Unlimited, Refunding,
5.00%, 1/1/2038 30,000 30,005
City of Chicago Waterworks,
Series 2017, Revenue,
Refunding,
5.00%, 11/1/2029 35,000 36,391
City of Chicago Waterworks,
Series 2024A, Revenue,
Refunding,
5.00%, 11/1/2036 55,000 61,938
5.00%, 11/1/2038 120,000 133,636
County of Cook Series
2016A, G.O. Unlimited,
Refunding, AG Insured,
5.00%, 11/15/2026 35,000 35,745

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Illinois - 6.3% continued
County of Cook Series 2017,
Revenue, Refunding,
5.00%, 11/15/2035 $ 70,000 $ 72,439
DuPage County School
District No. 58 Downers
Grove, Series 2022, G.O.
Unlimited,
5.00%, 12/15/2037 175,000 194,765
5.25%, 12/15/2038 105,000 117,900
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2017, Revenue,
5.00%, 7/1/2029 100,000 102,513
5.00%, 7/1/2032 130,000 133,080
5.00%, 7/1/2031 40,000 40,974
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2019, Revenue,
5.00%, 7/1/2031 60,000 64,988
5.00%, 1/1/2032 80,000 86,462
5.00%, 7/1/2033 60,000 64,589
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2020, Revenue,
5.00%, 7/1/2031 35,000 38,952
Illinois Finance Authority
University of Chicago,
Series 2024B, Revenue,
Refunding,
5.25%, 4/1/2038 80,000 90,547
Illinois State Toll Highway
Authority Series 2015B,
Revenue,
5.00%, 1/1/2040 35,000 35,033
Illinois State Toll Highway
Authority Series 2019B,
Revenue, Refunding,
5.00%, 1/1/2027 35,000 35,853
Illinois State Toll Highway
Authority Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2033 25,000 28,753
5.00%, 1/1/2037 25,000 28,468
Metropolitan Water
Reclamation District of
Greater Chicago Series
2021C, G.O. Limited,
Refunding,
5.00%, 12/1/2032 50,000 56,279
Metropolitan Water
Reclamation District of
Greater Chicago Series
2016A, G.O. Unlimited,
Refunding,
5.00%, 12/1/2028 65,000 66,300
5.00%, 12/1/2029 55,000 56,100
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Illinois - 6.3% continued
5.00%, 12/1/2031 $ 75,000 $ 76,378
Sales Tax Securitization
Corp. Series 2018A,
Revenue, Refunding,
5.00%, 1/1/2032 45,000 46,667
Sales Tax Securitization
Corp. Series 2020A,
Revenue, Refunding,
5.00%, 1/1/2027 80,000 81,862
Sales Tax Securitization
Corp. Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2036 100,000 112,128
5.00%, 1/1/2034 40,000 44,944
5.00%, 1/1/2037 25,000 27,527
State of Illinois Series 2016,
G.O. Unlimited,
4.00%, 6/1/2036 120,000 120,018
5.00%, 11/1/2029 75,000 76,247
State of Illinois Series
2016, G.O. Unlimited, AG
Insured,
4.00%, 1/1/2037 55,000 55,008
State of Illinois Series 2017D,
G.O. Unlimited,
5.00%, 11/1/2028 55,000 57,050
State of Illinois Series 2019B,
G.O. Unlimited,
4.00%, 11/1/2036 50,000 49,930
State of Illinois Series 2021A,
G.O. Unlimited,
5.00%, 3/1/2037 60,000 64,011
State of Illinois Series 2021B,
G.O. Unlimited,
5.00%, 12/1/2033 30,000 32,909
State of Illinois Series 2022C,
G.O. Unlimited,
5.00%, 10/1/2038 35,000 37,590
State of Illinois Series 2023B,
G.O. Unlimited,
5.25%, 5/1/2039 100,000 108,306
State of Illinois Series 2016C,
Revenue, Refunding,
4.00%, 6/15/2031 45,000 45,106
State of Illinois Series 2024B,
Revenue,
5.00%, 6/15/2038 65,000 71,158
State of Illinois Series 2025A,
Revenue,
5.00%, 6/15/2032 50,000 55,948
State of Illinois Series 2025B,
Revenue,
5.00%, 6/15/2038 100,000 110,453
5.00%, 6/15/2039 75,000 82,265
3,433,407

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Indiana - 2 .7%
Allen County Building Corp.
Lease Rent, Series
2024, Revenue, State Aid
Intercept,
5.00%, 7/15/2039 $ 75,000 $ 83,035
5.00%, 7/15/2040 50,000 54,719
Crown Point Multi School
Building Corp. First
Mortgage, Series 2021,
Revenue, State Aid
Intercept,
5.00%, 7/15/2031 60,000 66,619
5.00%, 7/15/2032 50,000 55,248
5.00%, 7/15/2035 55,000 59,899
East Allen Multi School
Building Corp. First
Mortgage, Series 2025,
Revenue, State Aid
Intercept,
5.00%, 7/15/2040 35,000 38,044
Indiana Finance Authority
State Revolving Fund,
Series 2018A, Revenue,
5.00%, 2/1/2027 50,000 51,359
5.00%, 2/1/2029 25,000 26,270
5.00%, 2/1/2033 55,000 57,592
5.00%, 2/1/2032 35,000 36,742
5.00%, 2/1/2026 35,000 35,069
Indiana Finance Authority
State Revolving Fund,
Series 2024B, Revenue,
5.00%, 2/1/2039 25,000 28,270
Indianapolis Local Public
Improvement Bond Bank
Courthouse and Jail
Project, Series 2019A,
Revenue,
5.00%, 2/1/2030 25,000 26,730
Indianapolis Local Public
Improvement Bond Bank
Series 2021A, Revenue,
Refunding, AG Insured,
4.00%, 6/1/2039 35,000 35,411
Indianapolis Local Public
Improvement Bond Bank
Unlimited AD Valorem
Property Tax Suported
Project, Series 2025C,
Revenue, Refunding,
5.00%, 1/15/2039 25,000 28,174
IPS Multi-School Building
Corp. First Mortgage,
Series 2024, Revenue,
State Aid Intercept,
5.00%, 7/15/2038 25,000 27,609
5.00%, 7/15/2039 80,000 88,387
5.00%, 7/15/2040 40,000 43,810
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Indiana - 2.7% continued
Merrillville Multi School
Building Corp. Merrillville
Community School Corp.,
Series 2022, Revenue,
State Aid Intercept,
5.00%, 7/15/2038 $ 140,000 $ 153,482
5.00%, 7/15/2034 45,000 50,582
5.00%, 7/15/2037 75,000 82,970
5.00%, 7/15/2039 75,000 81,815
Purdue University Series
2025A, Revenue,
Refunding,
5.00%, 7/1/2036 60,000 69,819
Westfield-Washington Multi-
School Building Corp.
Westfield-Washington
Schools, Series 2024A,
Revenue, BAM Insured,
5.00%, 7/15/2036 55,000 62,676
5.25%, 7/15/2040 75,000 84,093
1,428,424
Iowa - 1 .4%
Iowa Finance Authority
State Revolving Fund,
Series 2019A, Revenue,
Refunding,
5.00%, 8/1/2029 95,000 101,098
5.00%, 8/1/2032 85,000 90,212
5.00%, 8/1/2031 95,000 100,967
Iowa Finance Authority State
Revolving Fund, Series
2020A, Revenue,
5.00%, 8/1/2034 45,000 49,466
Iowa Finance Authority State
Revolving Fund, Series
2021A, Revenue,
5.00%, 8/1/2036 105,000 116,675
5.00%, 8/1/2037 50,000 55,228
Iowa Finance Authority
State Revolving Fund,
Series 2023A, Revenue,
Refunding,
5.00%, 8/1/2040 25,000 27,688
Iowa Finance Authority
Midwestern Disaster Area
Iowa Fertilizer Co. Project,
Series 2022, Revenue,
Mandatory Put,
5.00%, 12/1/2050 (a)(c) 90,000 103,480
State of Iowa Series 2019A,
Revenue, Refunding,
5.00%, 6/1/2034 90,000 96,151
740,965
Kansas - 0 .6%
County of Johnson Internal
Improvement, Series
2018A, G.O. Unlimited,
5.00%, 9/1/2028 95,000 98,968

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Kansas - 0.6% continued
Sedgwick County Unified
School District No. 266
Maize Series 2019A, G.O.
Unlimited,
4.00%, 9/1/2032 $ 25,000 $ 25,464
State of Kansas Department
of Transportation, Series
2018A, Revenue,
5.00%, 9/1/2031 90,000 93,587
State of Kansas Department
of Transportation,
Series 2025A, Revenue,
Refunding,
5.00%, 9/1/2033 30,000 34,807
5.00%, 9/1/2034 80,000 93,715
346,541
Kentucky - 1 .3%
Kentucky Municipal Power
Agency Power System,
Series 2015A, Revenue,
Refunding, NATL Insured,
4.00%, 9/1/2039 75,000 74,997
Kentucky Public Energy
Authority Gas Supply,
Series 2024B, Revenue,
Refunding, Mandatory Put,
5.00%, 1/1/2055 (a)(b) 205,000 220,527
Kentucky Public Energy
Authority Gas Supply,
Series 2025C, Revenue,
Refunding,
5.00%, 5/1/2036 125,000 132,755
Kentucky State Property &
Buildings Commission
Project No. 132, Series A,
Revenue,
5.00%, 4/1/2028 40,000 42,132
Kentucky State Property &
Buildings Commission
Project No. 112, Series
B, Revenue, Refunding,
State Appropriation,
5.00%, 11/1/2028 40,000 40,824
Kentucky Turnpike Authority
Economic Development
Road Revitalization
Projects, Series 2022A,
Revenue, Refunding,
5.00%, 7/1/2031 50,000 56,060
Louisville & Jefferson County
Metropolitan Sewer
District Sewer & Drainage
System, Series 2023C,
Revenue, Refunding,
5.00%, 5/15/2038 25,000 28,028
University of Kentucky Series
2018A, Revenue, State
Aid Intercept,
3.00%, 10/1/2035 50,000 48,398
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Kentucky - 1.3% continued
University of Kentucky Series
2024B, Revenue, State
Aid Intercept,
5.00%, 4/1/2037 $ 75,000 $ 83,879
727,600
Louisiana - 1 .3%
Jefferson Sales Tax District
Series 2019B, Revenue,
AG Insured,
5.00%, 12/1/2030 35,000 38,061
Louisiana Local Government
Environmental Facilities &
Community Development
Authority Louisiana
Insurance Guaranty
Association, Series
2022B, Revenue,
5.00%, 8/15/2037 140,000 143,030
Louisiana Stadium &
Exposition District
Series 2023A, Revenue,
Refunding,
5.00%, 7/1/2040 50,000 54,144
Louisiana State Citizens
Property Insurance Corp.
Series 2016A, Revenue,
Refunding,
5.00%, 6/1/2026 80,000 80,811
State of Louisiana Series
2016A, G.O. Unlimited,
5.00%, 9/1/2027 55,000 55,845
State of Louisiana Series
2016B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 10,000 10,140
State of Louisiana Series
2022A, G.O. Unlimited,
5.00%, 4/1/2036 55,000 61,188
State of Louisiana Series
2023A, G.O. Unlimited,
5.00%, 4/1/2036 50,000 56,712
State of Louisiana Series
2024A, G.O. Unlimited,
5.00%, 5/1/2036 30,000 34,512
State of Louisiana Series
2025B, G.O. Unlimited,
5.00%, 6/1/2030 25,000 27,665
State of Louisiana Garvee,
Series 2023, Revenue,
5.00%, 9/1/2034 75,000 86,469
648,577
Maine - 0 .2%
State of Maine Series 2019B,
G.O. Unlimited,
5.00%, 6/1/2027 40,000 41,421
State of Maine Series 2020B,
G.O. Unlimited,
5.00%, 6/1/2026 25,000 25,257

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Maine - 0.2% continued
5.00%, 6/1/2027 $ 40,000 $ 41,421
108,099
Maryland - 0 .8%
State of Maryland Series
2021A, G.O. Unlimited,
5.00%, 3/1/2035 145,000 160,135
State of Maryland Series A2,
G.O. Unlimited,
5.00%, 8/1/2028 30,000 31,951
State of Maryland
Department of
Transportation, Series
2018, Revenue,
5.00%, 10/1/2026 45,000 45,846
State of Maryland
Department of
Transportation, Series
2020, Revenue,
5.00%, 10/1/2032 25,000 27,685
State of Maryland
Department of
Transportation, Series
2021A, Revenue,
3.00%, 10/1/2035 25,000 24,550
State of Maryland
Department of
Transportation, Series
2025B, Revenue,
5.00%, 10/1/2034 125,000 144,130
434,297
Massachusetts - 0 .5%
Commonwealth of
Massachusetts Series
2019D, G.O. Limited,
3.00%, 5/1/2036 25,000 24,649
Commonwealth of
Massachusetts Series
2020B, G.O. Limited,
Refunding,
5.00%, 7/1/2033 20,000 21,972
Commonwealth of
Massachusetts
Accelerated Bridge
Program, Series 2016A,
Revenue,
5.00%, 6/15/2027 15,000 15,152
Massachusetts Development
Finance Agency
Northeastern Univrsity
Issue, Series 2024A,
Revenue, Refunding,
5.00%, 10/1/2038 50,000 57,008
Massachusetts Development
Finance Agency Amherst
College Issue, Series
2025A, Revenue,
Mandatory Put,
5.00%, 11/1/2055 (a)(b) 25,000 29,510
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Massachusetts - 0.5% continued
Massachusetts Development
Finance Agency Brandeis
University Issue, Series
2025T2, Revenue,
Mandatory Put,
5.00%, 10/1/2055 (a)(b) $ 50,000 $ 56,989
State of Massachusetts
Series C, G.O. Limited,
Refunding,
5.00%, 10/1/2026 45,000 45,846
251,126
Michigan - 1 .2%
Great Lakes Water Authority
Water Supply System,
Series 2024A, Revenue,
Refunding,
5.00%, 7/1/2034 130,000 150,691
Green Lake Township
Economic Development
Corp. Interlochen Center
for the Arts Project,
Series 2004, Revenue,
Refunding, PNC Bank NA,
Daily VRDN and Put,
2.55%, 6/1/2034 (a)(b) 100,000 100,000
Michigan Finance Authority
Clean Water Revolving
Fund, Series 2016B,
Revenue, Refunding,
5.00%, 10/1/2027 40,000 40,686
Michigan Finance Authority
State Revolving Fund
Program, Series 2024A,
Revenue,
5.00%, 10/1/2037 30,000 34,477
Michigan State Building
Authority Series 2016I,
Revenue, Refunding,
5.00%, 10/15/2031 65,000 66,226
5.00%, 4/15/2027 40,000 40,730
Michigan State University
Series 2023A, Revenue,
Refunding,
5.00%, 8/15/2037 75,000 84,012
State of Michigan Garvee,
Series 2016, Revenue,
Refunding,
5.00%, 3/15/2027 25,000 25,706
State of Michigan Trunk Line,
Series 2020B, Revenue,
4.00%, 11/15/2038 75,000 77,056
619,584
Minnesota - 1 .2%
County of Hennepin Series
2016B, G.O. Unlimited,
5.00%, 12/1/2034 50,000 50,914

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Minnesota - 1.2% continued
Rosemount Independent
School District No. 196
Series 2023A, G.O.
Unlimited, School District
Credit Enhancement
Program,
5.00%, 2/1/2035 $ 25,000 $ 28,079
State of Minnesota State
Office Building Project,
Series 2023, Certificate of
Participation,
5.00%, 11/1/2033 35,000 40,787
State of Minnesota Series
2017A, G.O. Unlimited,
5.00%, 10/1/2028 55,000 57,457
State of Minnesota Series
2020A, G.O. Unlimited,
5.00%, 8/1/2034 40,000 44,046
5.00%, 8/1/2035 80,000 87,722
5.00%, 8/1/2032 15,000 16,623
5.00%, 8/1/2033 65,000 71,806
State of Minnesota Series
2021A, G.O. Unlimited,
5.00%, 9/1/2032 55,000 62,211
State of Minnesota Series
2022A, G.O. Unlimited,
5.00%, 8/1/2030 50,000 55,538
State of Minnesota Series
2024B, G.O. Unlimited,
5.00%, 8/1/2032 35,000 40,219
State of Minnesota Series
2025D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2034 50,000 58,692
614,094
Mississippi - 0 .4%
State of Mississippi Series
2016B, G.O. Unlimited,
5.00%, 12/1/2036 (c) 45,000 46,068
5.00%, 12/1/2033 (c) 65,000 66,542
State of Mississippi Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 10/1/2026 65,000 66,212
State of Mississippi Gaming,
Series 2019A, Revenue,
5.00%, 10/15/2032 50,000 52,731
231,553
Missouri - 0 .6%
Jackson County Reorganized
School District No. 7 Lees
Summit Series 2020, G.O.
Unlimited, Refunding,
4.00%, 3/1/2030 35,000 36,584
4.00%, 3/1/2031 45,000 46,995
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Missouri - 0.6% continued
Jackson County School
District No. 4 Blue Springs
Series 2021A, G.O.
Unlimited, State Aid Direct
Deposit,
4.00%, 3/1/2038 $ 15,000 $ 15,301
Missouri Highway &
Transportation
Commission State Road,
Series 2022A, Revenue,
4.00%, 5/1/2033 25,000 27,273
Missouri Joint Municipal
Electric Utility
Commission Prairie State
Project, Series 2025,
Revenue, Refunding,
5.00%, 12/1/2028 90,000 95,939
5.00%, 12/1/2029 15,000 16,334
5.00%, 12/1/2026 35,000 35,705
St. Louis Board of Education
Series 2023, G.O.
Unlimited, AG Insured,
5.00%, 4/1/2037 25,000 27,600
St. Louis Community
College District Series
2024, Certificate of
Participation,
5.00%, 4/1/2035 65,000 74,272
376,003
Nebraska - 0 .4%
Central Plains Energy
Project Gas Supply,
Series 2025A1, Revenue,
Refunding, Mandatory Put,
5.00%, 8/1/2055 (a)(b) 100,000 106,561
City of Lincoln Electric
System, Series 2015A,
Revenue, Refunding,
3.50%, 9/1/2036 25,000 25,000
City of Lincoln Electric
System, Series 2018,
Revenue,
5.00%, 9/1/2027 35,000 35,982
Omaha Public Power District
Electric, Series 2018A,
Revenue,
5.00%, 2/1/2034 35,000 36,566
204,109
Nevada - 4 .3%
Clark County School District
Building, Series 2017C,
G.O. Limited, Refunding,
5.00%, 6/15/2033 55,000 57,208
5.00%, 6/15/2029 50,000 52,319
5.00%, 6/15/2031 40,000 41,746

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Nevada - 4.3% continued
Clark County School District
Building, Series 2019B,
G.O. Limited, AG Insured,
5.00%, 6/15/2031 $ 170,000 $ 183,943
Clark County School District
Building, Series 2020B,
G.O. Limited, BAM
Insured,
5.00%, 6/15/2031 55,000 60,747
Clark County School District
Series 2023A, G.O.
Limited,
5.00%, 6/15/2036 70,000 78,860
Clark County Water
Reclamation District
Series 2023, G.O. Limited,
5.00%, 7/1/2038 30,000 33,604
County of Clark Series
2016B, G.O. Limited,
Refunding,
5.00%, 11/1/2028 45,000 45,879
County of Clark Series 2017,
G.O. Limited, Refunding,
5.00%, 6/1/2028 55,000 56,940
5.00%, 6/1/2026 35,000 35,352
County of Clark Park
Improvement, Series
2018, G.O. Limited,
4.00%, 12/1/2037 45,000 45,775
5.00%, 12/1/2033 70,000 74,631
County of Clark Stadium
Improvements, Series
2018A, G.O. Limited,
5.00%, 6/1/2031 85,000 89,907
5.00%, 6/1/2032 60,000 63,371
5.00%, 6/1/2030 25,000 26,475
County of Clark
Transportation
Improvement, Series
2018B, G.O. Limited,
5.00%, 12/1/2033 100,000 106,616
5.00%, 12/1/2030 50,000 53,554
5.00%, 12/1/2034 100,000 106,255
County of Clark Detention
Center, Series 2019, G.O.
Limited,
5.00%, 6/1/2032 60,000 64,728
County of Clark Airport
System, Series 2019B,
Revenue, Refunding,
5.00%, 7/1/2032 90,000 96,773
County of Clark Airport
System, Series 2019D,
Revenue, Refunding,
5.00%, 7/1/2026 45,000 45,528
5.00%, 7/1/2031 30,000 32,331
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Nevada - 4.3% continued
County of Clark Highway
Improvement, Series
2023, Revenue,
5.00%, 7/1/2037 $ 50,000 $ 56,195
5.00%, 7/1/2035 55,000 62,712
County of Clark Airport
System, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2031 105,000 118,013
Las Vegas Valley Water
District Series 2021A,
G.O. Limited, Refunding,
5.00%, 6/1/2029 35,000 37,973
5.00%, 6/1/2028 100,000 105,960
Las Vegas Valley Water
District Series 2021C,
G.O. Limited, Refunding,
5.00%, 6/1/2029 50,000 54,247
Las Vegas Valley Water
District Series 2022C,
G.O. Limited, Refunding,
5.00%, 6/1/2032 30,000 34,275
State of Nevada Series
2023A, G.O. Limited,
5.00%, 5/1/2038 80,000 90,242
5.00%, 5/1/2040 65,000 72,032
State of Nevada Highway
Improvement, Series
2018, Revenue,
5.00%, 12/1/2031 90,000 95,157
Truckee Meadows Water
Authority Series 2016,
Revenue,
5.00%, 7/1/2033 (c) 25,000 25,303
Truckee Meadows Water
Authority Series 2017,
Revenue, Refunding,
5.00%, 7/1/2030 85,000 88,077
2,292,728
New Hampshire - 0 .1%
State of New Hampshire
Series 2025B, G.O.
Unlimited, Refunding,
5.00%, 11/1/2026 55,000 56,151
New Jersey - 0 .9%
New Jersey Economic
Development Authority
Transit Transportation
Project, Series 2020A,
Revenue,
5.00%, 11/1/2030 35,000 37,937
New Jersey Economic
Development Authority
Transit Transportation
Project, Series 2022A,
Revenue,
5.00%, 11/1/2031 35,000 39,242

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
New Jersey - 0.9% continued
New Jersey Transportation
Trust Fund Authority
Fedral Highway
Reimbursement, Series
2016A1, Revenue,
5.00%, 6/15/2029 $ 30,000 $ 30,277
New Jersey Transportation
Trust Fund Authority
Fedral Highway
Reimbursement, Series
2018A, Revenue,
Refunding,
4.00%, 12/15/2031 25,000 25,713
5.00%, 6/15/2031 55,000 55,491
New Jersey Transportation
Trust Fund Authority
Transportation System,
Series 2023A, Revenue,
Refunding,
4.25%, 6/15/2040 100,000 101,752
New Jersey Transportation
Trust Fund Authority
State of New Jersey,
Series 2024A, Revenue,
Refunding,
5.00%, 6/15/2035 40,000 46,131
5.25%, 6/15/2039 150,000 170,663
507,206
New Mexico - 0 .4%
New Mexico Finance
Authority Department
of Transportation,
Series 2018A, Revenue,
Refunding,
5.00%, 6/15/2030 50,000 52,938
New Mexico Finance
Authority Public Project
Revolving Fund, Series
2023B, Revenue,
5.00%, 6/1/2032 90,000 103,169
5.00%, 6/1/2034 35,000 40,332
196,439
New York - 5 .1%
City of New York Series
2017A1, G.O. Unlimited,
5.00%, 8/1/2033 75,000 75,952
City of New York Series
2017B, G.O. Unlimited,
5.00%, 12/1/2031 70,000 71,496
City of New York Series
2018C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2029 60,000 62,771
City of New York Series
2018E1, G.O. Unlimited,
5.00%, 3/1/2032 75,000 78,491
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
New York - 5.1% continued
City of New York Series
2019E, G.O. Unlimited,
Refunding,
5.00%, 8/1/2031 $ 45,000 $ 47,922
5.00%, 8/1/2034 20,000 21,163
City of New York Series
2021F1, G.O. Unlimited,
5.00%, 3/1/2037 50,000 54,125
City of New York Series
2023-1, G.O. Unlimited,
5.00%, 8/1/2032 45,000 51,039
City of New York Series
2023E1, G.O. Unlimited,
5.00%, 4/1/2035 35,000 39,564
5.00%, 4/1/2038 35,000 38,530
City of New York Series
2024C, G.O. Unlimited,
5.00%, 3/1/2037 30,000 33,575
City of New York Series
2024D, G.O. Unlimited,
5.00%, 4/1/2039 25,000 27,658
City of New York Series
2025E, G.O. Unlimited,
5.00%, 8/1/2040 10,000 10,994
Empire State Development
Corp. State of New York,
Series 2021A, Revenue,
Refunding,
3.00%, 3/15/2040 65,000 58,048
Metropolitan Transportation
Authority Series 2017C1,
Revenue, Refunding,
4.00%, 11/15/2037 100,000 100,087
Metropolitan Transportation
Authority Series B2,
Revenue, Refunding,
5.00%, 11/15/2029 55,000 56,095
Nassau County Interim
Finance Authority Sales
Tax, Series 2024A,
Revenue,
5.00%, 11/15/2029 30,000 33,106
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2021CC2,
Revenue,
5.00%, 6/15/2028 15,000 15,344
New York City Transitional
Finance Authority Series
2021D1, Revenue,
5.00%, 11/1/2026 45,000 45,915
New York City Transitional
Finance Authority Series
2021F1, Revenue,
Refunding,
5.00%, 11/1/2026 45,000 45,915

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
New York - 5.1% continued
New York City Transitional
Finance Authority Series
2023A1, Revenue,
5.00%, 8/1/2039 $ 60,000 $ 65,083
New York City Transitional
Finance Authority Series
2024A1, Revenue,
5.00%, 5/1/2039 100,000 110,169
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024B, Revenue,
5.00%, 5/1/2038 25,000 27,910
5.00%, 5/1/2037 65,000 73,252
New York City Transitional
Finance Authority Series
2024D1, Revenue,
Refunding,
5.00%, 11/1/2040 10,000 10,971
New York City Transitional
Finance Authority Series
2024G1, Revenue,
5.00%, 5/1/2037 35,000 39,691
5.00%, 5/1/2039 50,000 55,686
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025H1, Revenue,
5.00%, 11/1/2032 45,000 51,370
New York State Dormitory
Authority Series 2016A,
Revenue,
5.00%, 3/15/2032 100,000 101,618
5.00%, 2/15/2034 65,000 65,812
New York State Dormitory
Authority Non State
Supported Debt, Series
2018A, Revenue, State
Aid Withholding,
5.00%, 10/1/2032 65,000 66,011
5.00%, 10/1/2033 35,000 35,526
New York State Dormitory
Authority Sales Tax,
Series 2018C, Revenue,
Refunding,
5.00%, 3/15/2035 25,000 26,146
New York State Dormitory
Authority New York
University, Series 2019A,
Revenue,
5.00%, 7/1/2038 40,000 42,386
New York State Dormitory
Authority Personal
Income Tax, Series
2021E, Revenue,
4.00%, 3/15/2040 15,000 14,966
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
New York - 5.1% continued
New York State Dormitory
Authority Personal Income
Tax, Series 2022A,
Revenue, Refunding,
4.00%, 3/15/2034 $ 60,000 $ 62,619
New York State Dormitory
Authority Non State
Supported Debt, Series
2023A, Revenue, AG
Insured,
5.00%, 10/1/2036 90,000 99,387
5.00%, 10/1/2037 100,000 109,945
New York State
Environmental Facilities
Corp. New York City Water
Finaning Authority Project,
Series 2023B, Revenue,
Refunding,
5.00%, 6/15/2030 15,000 16,740
5.00%, 6/15/2033 40,000 46,921
New York State
Environmental Facilities
Corp. New York City Water
Finaning Authority Project,
Series 2024A, Revenue,
Refunding,
5.00%, 6/15/2037 30,000 34,592
New York State Thruway
Authority Series 2019B,
Revenue, AG Insured,
4.00%, 1/1/2040 100,000 100,082
New York State Thruway
Authority Personal
Income Tax, Series
2025A, Revenue,
5.00%, 3/15/2039 95,000 108,343
New York Urban
Development Corp.
Personal Income Tax,
Series 2016A, Revenue,
Refunding,
5.00%, 3/15/2032 25,000 25,102
New York Urban
Development Corp.
Sales Tax, Series 2023A,
Revenue,
5.00%, 3/15/2034 50,000 57,943
State of New York Series
2023B, G.O. Unlimited,
5.00%, 3/15/2030 40,000 44,477
Town of Hempstead Series
2025A, G.O. Limited,
4.00%, 6/1/2039 15,000 15,801

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
New York - 5.1% continued
Triborough Bridge & Tunnel
Authority Metropolitan
Transportation Authority
Payroll Mobility Tax
Revenue, Series 2023A,
Revenue, Refunding,
5.00%, 11/15/2026 $ 35,000 $ 35,770
Triborough Bridge & Tunnel
Authority Series 2023B1,
Revenue,
5.00%, 11/15/2039 50,000 55,688
5.00%, 11/15/2040 50,000 55,197
Trust for Cultural Resources
of The City of New York
(The) Museum of Modern
Art (The), Series 2016E1,
Revenue, Refunding,
4.00%, 4/1/2031 80,000 80,961
Utility Debt Securitization
Authority Series 2023TE1,
Revenue, Refunding,
5.00%, 6/15/2028 70,000 70,767
2,774,722
North Carolina - 1 .0%
County of Mecklenburg
Public Improvement,
Series 2016B, G.O.
Unlimited,
5.00%, 12/1/2027 65,000 66,499
County of Mecklenburg
Public Improvement,
Series 2017A, G.O.
Unlimited,
3.00%, 4/1/2036 30,000 29,321
3.00%, 4/1/2037 40,000 38,556
County of Union Enterprise
System, Series 2021,
Revenue,
3.00%, 6/1/2037 20,000 19,194
County of Wake Series 2021,
G.O. Unlimited, Refunding,
5.00%, 4/1/2028 25,000 26,417
County of Wake Series
2023A, G.O. Unlimited,
Refunding,
5.00%, 5/1/2031 80,000 90,339
North Carolina Capital
Facilities Finance
Agency Duke University,
Series 2016B, Revenue,
Refunding,
5.00%, 10/1/2026 45,000 45,846
North Carolina Turnpike
Authority Triangle
Expressway, Series
2018A, Revenue,
Refunding,
4.00%, 1/1/2033 80,000 81,886
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
North Carolina - 1.0% continued
State of North Carolina
Turnpike Authority,
Series 2018, Revenue,
Refunding,
5.00%, 1/1/2040 $ 35,000 $ 36,100
State of North Carolina
Series 2019A, Revenue,
4.00%, 5/1/2033 20,000 20,753
State of North Carolina
Garvee, Series 2021,
Revenue,
5.00%, 3/1/2033 100,000 111,061
565,972
North Dakota - 0 .3%
North Dakota Public
Finance Authority State
Revolving Fund Program,
Series 2024A, Revenue,
Refunding,
5.00%, 10/1/2031 105,000 119,318
5.00%, 10/1/2032 35,000 40,329
159,647
Ohio - 1 .7%
American Municipal Power,
Inc. Prairie State Energy
Campus, Series 2021A,
Revenue, Refunding,
5.00%, 2/15/2033 30,000 32,535
Cincinnati School District
Classroom Construction
& Improvement, Series
2006, G.O. Unlimited,
Refunding, NATL Insured,
5.25%, 12/1/2026 35,000 35,880
City of Columbus Various
Purpose, Series 2022A,
G.O. Unlimited,
5.00%, 4/1/2035 30,000 33,872
County of Hamilton Sales
Tax, Series 2016A,
Revenue, Refunding,
5.00%, 12/1/2029 65,000 66,479
Ohio Higher Educational
Facility Commission
Case Western Reserve
University, Series 2016,
Revenue, Refunding,
3.25%, 12/1/2034 25,000 24,835
Ohio Water Development
Authority Water Pollution
Control, Series 2020A,
Revenue,
5.00%, 12/1/2033 40,000 43,879
5.00%, 6/1/2033 40,000 43,961

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Ohio - 1.7% continued
Ohio Water Development
Authority Water Pollution
Control, Series 2023C,
Revenue,
5.00%, 12/1/2033 $ 75,000 $ 87,394
Ohio Water Development
Authority Water Pollution
Control, Series 2024D,
Revenue,
5.00%, 12/1/2032 40,000 46,273
5.00%, 12/1/2033 75,000 87,755
Ohio Water Development
Authority Water Pollution
Control, Series 2025,
Revenue,
5.00%, 12/1/2034 125,000 147,827
State of Ohio Series 2025A,
G.O. Limited,
5.00%, 5/1/2029 50,000 54,159
State of Ohio Highway
Capital Improvement,
Series 2016S, G.O.
Unlimited,
5.00%, 5/1/2026 35,000 35,286
State of Ohio Infrastructure
Improvement, Series
2017B, G.O. Unlimited,
Refunding,
5.00%, 9/1/2028 60,000 64,021
State of Ohio Series 2019A,
G.O. Unlimited,
5.00%, 6/15/2030 45,000 49,931
State of Ohio Higher
Education, Series 2021A,
G.O. Unlimited,
5.00%, 5/1/2032 105,000 117,966
972,053
Oklahoma - 1 .5%
Canadian County Educational
Facilities Authority
Mustang Public Schools
Project, Series 2017,
Revenue,
5.00%, 9/1/2028 65,000 65,937
County of Oklahoma Series
2025, G.O. Limited,
5.00%, 11/1/2031 50,000 56,643
Grand River Dam Authority
Electric System, Series
2023, Revenue,
5.00%, 6/1/2037 75,000 83,655
Oklahoma Capitol
Improvement Authority
State Highway Capital
Improvement, Series
2016, Revenue,
4.00%, 7/1/2032 100,000 100,621
5.00%, 7/1/2031 20,000 20,174
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Oklahoma - 1.5% continued
Oklahoma County Finance
Authority 52 Midwest City-
Del City Public Schools,
Series 2024, Revenue,
BAM Insured,
5.00%, 10/1/2035 $ 30,000 $ 34,499
Oklahoma State Turnpike
Authority Series 2017C,
Revenue,
5.00%, 1/1/2035 115,000 117,464
Oklahoma State Turnpike
Authority Series 2018A,
Revenue,
5.00%, 1/1/2032 55,000 56,318
Oklahoma State Turnpike
Authority Series 2020A,
Revenue, Refunding,
5.00%, 1/1/2027 70,000 71,735
Oklahoma State University
Agricultural & Mechanical
Colleges University,
Series 2020A, Revenue,
Refunding,
5.00%, 9/1/2029 30,000 32,515
5.00%, 9/1/2031 60,000 66,159
5.00%, 9/1/2032 80,000 87,846
University of Oklahoma
Series 2025A, Revenue,
Refunding, BAM Insured,
5.00%, 7/1/2038 25,000 28,304
821,870
Oregon - 0 .6%
City of Portland Sewer
System, Series 2018A,
Revenue,
4.50%, 5/1/2036 20,000 20,067
City of Portland Water
System, Series 2024A,
Revenue, Refunding,
5.00%, 5/1/2031 25,000 28,150
Deschutes Public Library
District Series 2021, G.O.
Unlimited,
4.00%, 6/1/2034 40,000 42,269
Marion and Polk Counties
School District No. 24J
Salem Series 2018, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2032 20,000 21,178
Multnomah County School
District No. 1J Portland,
Series 2023, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2033 30,000 34,765

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Oregon - 0.6% continued
State of Oregon Article XI-Q
State Project, Series
2021A, G.O. Unlimited,
5.00%, 5/1/2033 $ 30,000 $ 33,523
State of Oregon Department
of Transportation, Series
2022A, Revenue,
5.00%, 11/15/2037 40,000 44,719
State of Oregon Department
of Transportation, Series
2023A, Revenue,
5.00%, 11/15/2038 55,000 61,656
State of Oregon Department
of Transportation, Series
2024, Revenue,
5.00%, 5/15/2035 40,000 46,385
332,712
Pennsylvania - 3 .5%
Commonwealth of
Pennsylvania Series 2016-
1, G.O. Unlimited,
5.00%, 2/1/2026 25,000 25,049
Commonwealth of
Pennsylvania Series 2016-
2, G.O. Unlimited,
5.00%, 9/15/2029 70,000 71,118
Commonwealth of
Pennsylvania Series 2022-
1, G.O. Unlimited,
5.00%, 10/1/2032 40,000 45,983
5.00%, 10/1/2026 40,000 40,743
Commonwealth of
Pennsylvania Series 2024-
1, G.O. Unlimited,
5.00%, 8/15/2039 30,000 33,709
Delaware Valley Regional
Finance Authority Series
2002, Revenue,
5.75%, 7/1/2032 30,000 35,182
Delaware Valley Regional
Financing Authority Series
1998A, Revenue, AMBAC
Insured,
5.50%, 8/1/2028 60,000 64,069
Pennsylvania Higher
Educational Facilities
Authority Drexel
University, Series 2020A,
Revenue, Refunding, AG
Insured,
4.00%, 5/1/2040 25,000 25,084
Pennsylvania Turnpike
Commission Turnpike,
Series 2016, Revenue,
Refunding,
5.00%, 12/1/2030 90,000 92,016
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Pennsylvania - 3.5% continued
Pennsylvania Turnpike
Commission Oil Franchise
Tax, Series 2016A,
Revenue, Refunding,
5.00%, 12/1/2029 $ 75,000 $ 76,701
5.00%, 12/1/2028 55,000 56,254
5.00%, 12/1/2031 75,000 76,561
Pennsylvania Turnpike
Commission Turnpike,
Series 2016A3, Revenue,
Refunding,
5.00%, 12/1/2030 35,000 35,752
Pennsylvania Turnpike
Commission Series
2016B, Revenue,
Refunding,
5.00%, 6/1/2027 35,000 35,331
Pennsylvania Turnpike
Commission Turnpike,
Series 2017, Revenue,
Refunding,
4.00%, 12/1/2036 10,000 10,145
5.00%, 12/1/2032 100,000 104,352
Pennsylvania Turnpike
Commission Turnpike,
Series 2017A, Revenue,
AG Insured,
4.00%, 12/1/2037 75,000 75,457
Pennsylvania Turnpike
Commission Turnpike,
Series 2019A, Revenue,
5.00%, 12/1/2032 100,000 108,441
Pennsylvania Turnpike
Commission Turnpike,
Series 2021B, Revenue,
4.00%, 12/1/2036 70,000 72,764
Pennsylvania Turnpike
Commission Series
2021B, Revenue,
Refunding,
5.00%, 12/1/2034 20,000 22,196
Pennsylvania Turnpike
Commission Turnpike,
Series 2021C, Revenue,
Refunding,
4.00%, 12/1/2039 30,000 30,744
Pennsylvania Turnpike
Commission Oil
Franchise, Series A,
Revenue, Refunding,
5.00%, 12/1/2027 75,000 76,682
Pennsylvania Turnpike
Commission Turnpike,
Series B1, Revenue,
5.00%, 6/1/2037 100,000 102,580

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Pennsylvania - 3.5% continued
Pennsylvania Turnpike
Commission Turnpike,
Series B2, Revenue,
Refunding, AG Insured,
5.00%, 6/1/2033 $ 100,000 $ 103,205
Philadelphia School
District Series 2019A,
G.O. Limited, State Aid
Withholding,
4.00%, 9/1/2036 55,000 56,231
School District of
Philadelphia (The) Series
2016F, G.O. Limited,
Refunding, State Aid
Withholding,
5.00%, 9/1/2033 35,000 35,486
School District of
Philadelphia (The) Series
2019A, G.O. Limited,
State Aid Withholding,
4.00%, 9/1/2039 65,000 65,493
Southeastern Pennsylvania
Transportation Authority
Asset Improvement
Program, Series 2022,
Revenue,
5.00%, 6/1/2038 100,000 110,061
5.25%, 6/1/2040 75,000 82,551
5.25%, 6/1/2039 20,000 22,208
Westmoreland County
Municipal Authority
Series 2025A, Revenue,
Refunding, BAM Insured,
5.00%, 8/15/2039 100,000 112,045
1,904,193
Rhode Island - 0 .5%
Rhode Island Commerce
Corp. State of Rhode
Island, Series 2016B,
Revenue,
5.00%, 6/15/2029 15,000 15,134
5.00%, 6/15/2031 15,000 15,141
Rhode Island Commerce
Corp. Garvee, Series
2020A, Revenue,
5.00%, 5/15/2032 100,000 109,294
Rhode Island Commerce
Corp. Series 2024A,
Revenue,
5.00%, 5/15/2035 80,000 91,940
State of Rhode Island Series
2022A, G.O. Unlimited,
5.00%, 8/1/2037 25,000 27,772
259,281
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
South Carolina - 0 .4%
Greenville County School
District School Project,
Series 2023, Revenue,
Refunding,
5.00%, 12/1/2026 $ 50,000 $ 51,140
Lancaster County School
District Series 2017,
G.O. Unlimited, State
School District Credit
Enhancement Program,
3.25%, 3/1/2032 80,000 80,120
South Carolina Public Service
Authority Series 2016A,
Revenue, Refunding,
5.00%, 12/1/2037 80,000 80,506
5.00%, 12/1/2038 45,000 45,260
257,026
Tennessee - 1 .4%
City of Knoxville Wastewater
System, Series 2021A,
Revenue, Refunding,
5.00%, 4/1/2031 75,000 84,487
County of Blount Series
2016B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2029 25,000 25,227
County of Hamilton Series
2018A, G.O. Unlimited,
5.00%, 4/1/2028 80,000 84,550
5.00%, 4/1/2031 95,000 100,245
5.00%, 4/1/2029 45,000 47,498
County of Hamilton Series
2024A, G.O. Unlimited,
5.00%, 8/1/2040 40,000 44,888
Metropolitan Government
of Nashville & Davidson
County Series 2016, G.O.
Unlimited, Refunding,
5.00%, 1/1/2027 20,000 20,231
5.00%, 1/1/2028 75,000 75,858
Metropolitan Government
of Nashville & Davidson
County Series 2018, G.O.
Unlimited,
5.00%, 7/1/2026 55,000 55,683
Metropolitan Government
of Nashville & Davidson
County Series 2022A,
G.O. Unlimited,
5.00%, 1/1/2027 55,000 56,378
Metropolitan Government
of Nashville & Davidson
County Water & Sewer,
Series 2025, Revenue,
Refunding,
5.00%, 7/1/2030 60,000 66,484

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Tennessee - 1.4% continued
Tennessee Energy
Acquisition Corp. Gas
Project, Series 2023A1,
Revenue, Refunding,
Mandatory Put,
5.00%, 5/1/2053 (a)(b) $ 30,000 $ 30,843
Tennessee State School
Bond Authority Higher
Education Facilities
Project, Series B,
Revenue, Refunding,
State Aid Intercept,
5.00%, 11/1/2026 30,000 30,610
722,982
Texas - 17 .0%
Alamo Community College
District Series 2017, G.O.
Limited, Refunding,
5.00%, 8/15/2027 50,000 51,998
Alamo Community College
District Series 2025, G.O.
Limited, Refunding,
5.00%, 8/15/2026 50,000 50,756
Aldine Independent School
District Series 2017A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 70,000 71,971
5.00%, 2/15/2031 25,000 25,678
Aldine Independent School
District Series 2024A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2037 50,000 56,755
Aldine Independent School
District Series 2024B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 90,000 92,534
5.00%, 2/15/2040 30,000 33,124
Austin Independent School
District School Building,
Series 2019, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2027 60,000 62,292
5.00%, 8/1/2028 25,000 26,586
Austin Independent School
District School Building,
Series 2049, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2030 25,000 26,549
Board of Regents of the
University of Texas
System Series 2017B,
Revenue,
5.00%, 8/15/2027 40,000 41,617
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 17.0% continued
Board of Regents of the
University of Texas
System Series 2019A,
Revenue, Refunding,
5.00%, 8/15/2032 $ 45,000 $ 48,612
City of Austin Public
Improvement, Series
2024, G.O. Limited,
Refunding,
5.00%, 9/1/2032 50,000 57,057
City of Austin Series 2025,
G.O. Limited,
5.00%, 9/1/2032 50,000 57,057
5.00%, 9/1/2038 50,000 57,211
City of Austin Water &
Wastewater System,
Series 2024, Revenue,
Refunding,
5.00%, 11/15/2033 55,000 63,647
City of Dallas Series 2019A,
G.O. Limited, Refunding,
5.00%, 2/15/2032 100,000 106,851
5.00%, 2/15/2027 95,000 97,600
5.00%, 2/15/2031 85,000 91,072
City of Dallas Series 2023A,
G.O. Limited, Refunding,
5.00%, 2/15/2033 35,000 40,036
5.00%, 2/15/2035 30,000 33,945
City of Dallas Series 2024B,
G.O. Limited, Refunding,
5.00%, 2/15/2032 25,000 28,265
City of Dallas Series 2024C,
G.O. Limited, Refunding,
5.00%, 2/15/2028 75,000 78,756
City of Denton Series 2024,
G.O. Limited,
5.00%, 2/15/2039 50,000 55,444
City of Denton Utility System,
Series 2017, Revenue,
5.00%, 12/1/2030 65,000 66,371
5.00%, 12/1/2031 105,000 107,163
5.00%, 12/1/2033 100,000 101,934
City of Houston Series
2019A, G.O. Limited,
Refunding,
5.00%, 3/1/2031 50,000 53,693
City of Houston Series
2023A, G.O. Limited,
Refunding,
5.00%, 3/1/2033 75,000 85,732
City of Houston Combined
Utility System, Series
2002C, Revenue,
Refunding,
4.00%, 11/15/2039 25,000 25,276

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 17.0% continued
City of Houston Combined
Utility System, Series
2016B, Revenue,
Refunding,
5.00%, 11/15/2026 $ 80,000 $ 81,698
5.00%, 11/15/2029 90,000 91,846
City of Houston Airport
System, Series 2018B,
Revenue, Refunding,
5.00%, 7/1/2026 30,000 30,342
City of Houston Airport
System, Series 2020B,
Revenue, Refunding,
5.00%, 7/1/2030 60,000 66,158
City of Houston Combined
Utility System, Series
2020C, Revenue,
Refunding,
5.00%, 11/15/2032 60,000 66,349
City of San Antonio Series
2024, G.O. Limited,
5.00%, 2/1/2035 45,000 51,670
City of San Antonio
Independent School
District, Series 2015, G.O.
Unlimited, Refunding, PSF
Guaranty,
4.00%, 2/15/2040 30,000 30,005
City of San Antonio
Independent School
District, Series 2019, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/15/2030 60,000 63,785
City of San Antonio
Independent School
District, Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/15/2028 35,000 37,207
City of San Antonio
Electric & Gas Systems,
Series 2016, Revenue,
Refunding,
4.00%, 2/1/2034 75,000 75,256
5.00%, 2/1/2029 15,000 15,204
5.00%, 2/1/2027 110,000 111,481
City of San Antonio Water
System, Series 2016C,
Revenue, Refunding,
5.00%, 5/15/2031 40,000 40,768
City of San Antonio Water
System, Series 2020A,
Revenue, Refunding,
5.00%, 5/15/2028 40,000 42,321
5.00%, 5/15/2031 50,000 54,931
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 17.0% continued
City of San Antonio Electric
& Gas Systems, Series
2023A, Revenue,
Refunding,
5.00%, 2/1/2036 $ 85,000 $ 96,188
Clear Creek Independent
School District School
Building, Series 2025,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2034 25,000 29,044
Collin County Community
College District Series
2020A, G.O. Limited,
5.00%, 8/15/2031 95,000 102,846
Collin County Community
College District Series
2024, Revenue,
5.00%, 8/15/2040 55,000 60,312
Conroe Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2038 100,000 112,669
5.00%, 2/15/2039 25,000 28,006
Corpus Christi Independent
School District Series
2019, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2030 25,000 26,636
5.00%, 8/15/2028 45,000 47,838
County of Harris
Metropolitan Transit
Authority, Series 2016A,
Revenue, Refunding,
5.00%, 11/1/2026 60,000 61,245
County of Harris Flood
Control District Contract,
Series 2017A, Revenue,
Refunding,
5.00%, 10/1/2034 25,000 25,884
County of Harris Toll Road,
Series 2018A, Revenue,
Refunding,
5.00%, 8/15/2028 25,000 26,315
5.00%, 8/15/2033 25,000 26,116
County of North Harris
Regional Water Authority,
Series 2016, Revenue,
Refunding,
5.00%, 12/15/2030 95,000 97,041
5.00%, 12/15/2031 55,000 56,148
5.00%, 12/15/2032 45,000 45,895
County of Travis Series
2019A, G.O. Limited,
5.00%, 3/1/2027 100,000 102,858
County of Williamson Series
2020, G.O. Unlimited,
5.00%, 2/15/2028 30,000 31,528
5.00%, 2/15/2027 75,000 77,062

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 17.0% continued
Cypress-Fairbanks
Independent School
District Series 2019, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2031 $ 30,000 $ 32,175
Cypress-Fairbanks
Independent School
District Series 2020A,
G.O. Unlimited, Refunding,
PSF Guaranty,
4.00%, 2/15/2038 45,000 46,057
Cypress-Fairbanks
Independent School
District Series 2022, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2035 70,000 78,346
5.00%, 2/15/2036 35,000 38,955
Cypress-Fairbanks
Independent School
District Series 2022A,
G.O. Unlimited, PSF
Guaranty,
4.25%, 2/15/2038 25,000 26,130
Cypress-Fairbanks
Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2033 35,000 40,183
Cypress-Fairbanks
Independent School
District Series 2023A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2039 95,000 105,302
Dallas County Community
College Series 2023, G.O.
Limited,
5.00%, 2/15/2027 45,000 46,217
Dallas Fort Worth
International Airport
Series 2020B, Revenue,
Refunding,
5.00%, 11/1/2031 40,000 44,227
Dallas Fort Worth
International Airport
Series 2022B, Revenue,
Refunding,
5.00%, 11/1/2037 85,000 94,021
Dallas Fort Worth
International Airport
Series 2023B, Revenue,
Refunding,
5.00%, 11/1/2035 65,000 73,898
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 17.0% continued
Dallas Independent School
District Series 2021A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 $ 70,000 $ 71,971
Dallas Independent School
District Series 2023, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2031 75,000 83,832
5.00%, 2/15/2033 25,000 28,267
Dallas Independent School
District Series 2025B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 85,000 87,393
Dallas Independent School
District Series 2025C,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 55,000 56,549
Dallas Waterworks & Sewer
System Waterworks &
Sewer System, Series
2020C, Revenue,
Refunding,
5.00%, 10/1/2032 25,000 27,615
El Paso Independent School
District School Building,
Series 2019, G.O.
Unlimited, PSF Guaranty,
4.00%, 8/15/2035 75,000 76,381
Forney Independent School
District School Building,
Series 2022B, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2036 50,000 54,957
5.00%, 8/15/2035 15,000 16,582
Fort Bend Independent
School District Series
2019B, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 2/15/2029 35,000 36,794
Galveston Independent
School District Series
2022, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/1/2035 60,000 64,991
5.00%, 2/1/2036 50,000 53,910
Gregory-Portland
Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2028 40,000 42,046

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 17.0% continued
Harris County Cultural
Education Facilities
Finance Corp. Thermal
Utility Teco Project,
Series 2017, Revenue,
Refunding,
5.00%, 11/15/2033 $ 30,000 $ 31,104
Harris County Flood Control
District Series 2022A,
G.O. Limited, Refunding,
5.25%, 10/1/2037 45,000 50,280
Hurst-Euless-Bedford
Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2039 85,000 95,152
Irving Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2040 40,000 43,433
Katy Independent School
District School Building,
Series 2017, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2039 35,000 35,686
Klein Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2034 40,000 45,815
Lewisville Independent
School District Series
2020, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2029 30,000 32,635
5.00%, 8/15/2031 25,000 27,083
5.00%, 8/15/2032 40,000 43,208
Lone Star College System
Series 2016, G.O. Limited,
Refunding,
5.00%, 2/15/2028 20,000 20,052
Lone Start College System
Series 2016, G.O. Limited,
Refunding,
4.00%, 2/15/2038 35,000 35,019
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2019,
Revenue, Refunding,
5.00%, 5/15/2037 60,000 61,309
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2021,
Revenue, Refunding,
5.00%, 5/15/2031 50,000 54,701
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 17.0% continued
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2022,
Revenue, Refunding,
5.00%, 5/15/2036 $ 95,000 $ 103,338
5.00%, 5/15/2037 50,000 54,012
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2023A,
Revenue, Refunding, AG
Insured,
5.00%, 5/15/2035 75,000 84,918
5.00%, 5/15/2038 60,000 66,187
Lower Colorado River
Authority Series 2024,
Revenue, Refunding,
5.00%, 5/15/2039 25,000 27,289
5.00%, 5/15/2038 35,000 38,417
Matagorda County
Navigation District
No. 1 AEP Texas, Inc.,
Series 2005A, Revenue,
Refunding, AMBAC
Insured,
4.40%, 5/1/2030 45,000 46,942
North Texas Tollway
Authority Series A,
Revenue, Refunding,
5.00%, 1/1/2032 65,000 66,504
5.00%, 1/1/2035 40,000 40,821
North Texas Tollway
Authority North Texas
Tollway System, Series B,
Revenue, Refunding,
5.00%, 1/1/2032 50,000 51,087
Northside Independent
School District Series
2018, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2031 80,000 83,134
Northwest Independent
School District Series
2023, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2036 55,000 61,053
Pecos Barstow Toyah
Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2028 35,000 36,767
5.00%, 2/15/2031 30,000 31,496
Permanent University Fund
- University of Texas
System Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2027 20,000 20,747

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 17.0% continued
Pflugerville Independent
School District Series
2023A, G.O. Unlimited,
5.00%, 2/15/2034 $ 45,000 $ 50,330
Plano Independent School
District Series 2023, G.O.
Unlimited,
5.00%, 2/15/2034 65,000 73,099
Round Rock Independent
School District Series
2019A, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/1/2031 35,000 37,852
Round Rock Independent
School District Series
2025B, G.O. Unlimited,
PSF Guaranty,
5.00%, 8/1/2038 95,000 108,744
Spring Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/15/2040 75,000 84,189
State of Texas Transportation
Commission, Series
2016A, G.O. Unlimited,
5.00%, 4/1/2027 25,000 25,143
5.00%, 4/1/2030 20,000 20,097
State of Texas Series 2025,
G.O. Unlimited, Refunding,
5.00%, 10/1/2040 100,000 112,660
State of Texas Series 2025B,
G.O. Unlimited, Refunding,
5.00%, 8/1/2039 25,000 28,163
State of Texas Series B, G.O.
Unlimited, Refunding,
5.00%, 10/1/2029 100,000 104,304
Tarrant County College
District Series 2022, G.O.
Limited,
5.00%, 8/15/2033 50,000 56,451
5.00%, 8/15/2034 25,000 28,112
Texas Municipal Gas
Acquisition & Supply
Corp. III Gas Supply,
Series 2021, Revenue,
Refunding,
5.00%, 12/15/2029 90,000 95,411
Texas Municipal Gas
Acquisition and Supply
Corp. I Series 2006A,
Revenue,
5.25%, 12/15/2026 70,000 71,480
Texas Municipal Gas
Acquisition and Supply
Corp. III Series 2021,
Revenue, Refunding,
5.00%, 12/15/2032 60,000 64,764
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 17.0% continued
Texas Municipal Gas
Acquisition and Supply
Corp. IV Series 2023B,
Revenue, Mandatory Put,
5.50%, 1/1/2054 (a)(b) $ 60,000 $ 66,695
Texas Municipal Power
Agency Series 2021,
Revenue, Refunding, AG
Insured,
3.00%, 9/1/2039 60,000 53,457
Texas Public Finance
Authority Facilities
Commission, Series 2019,
Revenue, Refunding,
5.00%, 2/1/2028 55,000 57,807
Texas State Technical
College Financing System
Improvement, Series
2022A, Revenue, AG
Insured,
5.25%, 8/1/2034 45,000 51,305
Texas State University
System Series 2017A,
Revenue, Refunding,
5.00%, 3/15/2031 30,000 30,825
Texas State University
System Series 2024,
Revenue, Refunding,
5.00%, 3/15/2038 70,000 78,494
Texas Tech University
System Series 2023A,
Revenue,
5.00%, 2/15/2036 25,000 28,073
Texas Transportation
Commission Series 2024,
G.O. Unlimited, Refunding,
5.00%, 4/1/2027 75,000 77,345
5.00%, 4/1/2039 40,000 44,522
Texas Transportation
Commission Central
Turnpike System, Series
2024C, Revenue,
Refunding,
5.00%, 8/15/2037 25,000 28,121
Texas Transportation
Finance Corp. SH 288
System Toll, Series
2025A, Revenue,
Refunding,
5.00%, 10/1/2039 65,000 73,714
Texas Water Development
Board State Water
Implementation, Series
2017A, Revenue,
5.00%, 4/15/2030 30,000 31,238

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 17.0% continued
Texas Water Development
Board State Revolving
Fund, Series 2018,
Revenue,
5.00%, 8/1/2031 $ 50,000 $ 51,765
Texas Water Development
Board State Water
Implementation Fund,
Series 2018A, Revenue,
5.00%, 10/15/2029 25,000 26,422
5.00%, 10/15/2031 45,000 47,455
Texas Water Development
Board State Water
Implementation Fund,
Series 2018B, Revenue,
5.00%, 4/15/2030 70,000 74,761
Texas Water Development
Board State Revolving
Fund, Series 2019,
Revenue,
5.00%, 8/1/2028 40,000 42,578
5.00%, 8/1/2039 70,000 73,844
Texas Water Development
Board State Revolving
Fund, Series 2020,
Revenue,
5.00%, 8/1/2027 75,000 77,888
5.00%, 8/1/2028 50,000 53,223
Texas Water Development
Board State Revolving
Fund, Series 2021,
Revenue,
5.00%, 8/1/2032 65,000 73,026
Texas Water Development
Board State Revolving
Fund, Series 2022,
Revenue,
5.00%, 8/1/2037 40,000 44,423
Texas Water Development
Board Master Trust,
Series 2023A, Revenue,
5.00%, 10/15/2028 35,000 37,433
Tomball Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2027 65,000 66,823
Trinity River Authority
Regional Wastewater
System, Series 2017,
Revenue, Refunding,
5.00%, 8/1/2030 70,000 72,648
University of Houston
Series 2017A, Revenue,
Refunding,
5.00%, 2/15/2028 20,000 20,058
5.00%, 2/15/2036 25,000 25,055
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 17.0% continued
University of Houston
Series 2020A, Revenue,
Refunding,
5.00%, 2/15/2027 $ 95,000 $ 97,621
University of Houston
Series 2022A, Revenue,
Refunding,
5.00%, 2/15/2027 105,000 107,897
5.00%, 2/15/2026 65,000 65,186
5.00%, 2/15/2040 70,000 75,228
University of North Texas
Series 2017A, Revenue,
Refunding,
5.00%, 4/15/2032 30,000 30,804
9,169,755
Utah - 1 .4%
Intermountain Power Agency
Power Supply, Series
2023A, Revenue,
5.00%, 7/1/2034 105,000 117,968
5.00%, 7/1/2039 30,000 32,716
State of Utah Series 2020B,
G.O. Unlimited,
5.00%, 7/1/2028 35,000 37,202
University of Utah Series
2022B, Revenue,
5.00%, 8/1/2035 60,000 67,498
5.00%, 8/1/2039 35,000 38,428
University of Utah Series
2023A, Revenue,
5.00%, 8/1/2039 80,000 87,836
Utah State Transit Authority
Series 2006C, Revenue,
Refunding, AG Insured,
5.25%, 6/15/2032 85,000 95,530
Utah State Transit Authority
Series 2016, Revenue,
Refunding,
3.00%, 12/15/2027 75,000 75,079
Utah State Transit Authority
Series 2025, Revenue,
Refunding,
5.00%, 12/15/2031 40,000 45,496
Utah Telecommunication
Open Infrastructure
Agency Series 2022,
Revenue, Refunding,
5.25%, 6/1/2033 75,000 85,751
5.50%, 6/1/2040 25,000 27,919
711,423
Virginia - 1 .1%
County of Fairfax Series
2021A, G.O. Unlimited,
State Aid Withholding,
4.00%, 10/1/2026 25,000 25,283
County of Loudoun Series
2024A, G.O. Unlimited,
5.00%, 12/1/2026 35,000 35,807

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Virginia - 1.1% continued
Loudoun County Economic
Development Authority
Loudoun County Public
Facility, Series 2020A,
Revenue, Refunding,
3.00%, 12/1/2036 $ 90,000 $ 85,313
Virginia College Building
Authority 21st Century
College Program, Series
2017C, Revenue,
3.00%, 2/1/2032 50,000 49,834
Virginia College Building
Authority 21st Century
College & Equipment
Project, Series 2020A,
Revenue,
5.00%, 2/1/2026 45,000 45,088
Virginia College Building
Authority 21st Century
College Program, Series
2021A, Revenue,
4.00%, 2/1/2033 25,000 26,305
Virginia College Building
Authority 21st Century
College & Equipment
Project, Series 2022A,
Revenue,
5.00%, 2/1/2038 30,000 33,016
Virginia College Building
Authority 21st Century
College & Equipment
Project, Series B,
Revenue, Refunding,
5.00%, 2/1/2026 25,000 25,049
Virginia Commonwealth
Transportation Board
Federal Highway
Transportation Grant,
Series 2016, Revenue,
5.00%, 9/15/2028 40,000 40,641
Virginia Public Building
Authority Public Facilities,
Series 2020A, Revenue,
5.00%, 8/1/2034 85,000 93,182
Virginia Public Building
Authority Public Facilities,
Series 2022A, Revenue,
4.00%, 8/1/2039 75,000 76,316
5.00%, 8/1/2033 65,000 74,124
609,958
Washington - 5 .3%
Auburn School District No.
408 of King & Pierce
Counties Series 2018,
G.O. Unlimited, School
Bond Guaranty,
5.00%, 12/1/2029 55,000 57,507
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Washington - 5.3% continued
Central Puget Sound
Regional Transit Authority
Central Puget Sound
Regional Transit Auth
Sales Motor Vehicle &
Rental Car Tax, Series
2016S1, Revenue,
5.00%, 11/1/2031 $ 100,000 $ 101,904
City of Seattle Municipal
Light & Power, Series
2017C, Revenue,
Refunding,
5.00%, 9/1/2030 110,000 114,463
City of Seattle Municipal
Light & Power, Series
2020A, Revenue,
5.00%, 7/1/2026 115,000 116,429
City of Seattle Municipal
Light & Power, Series
2023A, Revenue,
Refunding,
5.00%, 3/1/2038 30,000 33,536
City of Seattle Municipal
Light & Power, Series
2025, Revenue,
Refunding,
5.00%, 2/1/2039 50,000 57,217
Clark County School District
No. 114 Evergreen, Series
2019, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2030 80,000 86,760
Clark County School District
No. 114 Evergreen, Series
2020, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2030 50,000 55,310
County of King Series 2017,
G.O. Limited, Refunding,
4.00%, 7/1/2031 45,000 45,849
County of King Sewer, Series
2018B, Revenue,
5.00%, 7/1/2028 50,000 53,108
County of King Sewer,
Series 2024A, Revenue,
Refunding,
5.00%, 1/1/2033 55,000 63,169
Energy Northwest Bonneville
Power Administration,
Series 2016A, Revenue,
Refunding,
5.00%, 7/1/2028 40,000 40,494
Energy Northwest Columbia
Generating Station
Electric, Series 2019A,
Revenue, Refunding,
5.00%, 7/1/2035 35,000 37,428
5.00%, 7/1/2036 80,000 85,270

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Washington - 5.3% continued
Energy Northwest Columbia
Generating Station
Electric, Series 2020A,
Revenue, Refunding,
5.00%, 7/1/2033 $ 25,000 $ 27,418
5.00%, 7/1/2039 70,000 74,896
Energy Northwest Columbia
Generating Station
Electric, Series 2022A,
Revenue, Refunding,
5.00%, 7/1/2033 30,000 34,122
Energy Northwest Columbia
Generating Station
Electric, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2039 50,000 56,438
King County School District
No. 403 Renton, Series
2023, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2035 50,000 56,558
King County School District
No. 405 Bellevue, Series
2016, G.O. Unlimited,
Refunding, School Bond
Guaranty,
5.00%, 12/1/2026 30,000 30,681
5.00%, 12/1/2030 60,000 61,256
King County School District
No. 411 Issaquah, Series
2016, G.O. Unlimited,
School Bond Guaranty,
4.00%, 12/1/2031 65,000 65,310
King County School District
No. 412 Shoreline, Series
2018, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2031 65,000 69,487
Pierce County School District
No. 3 Puyallup, Series
2017, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2030 80,000 82,687
5.00%, 12/1/2031 100,000 103,288
Pierce County School District
No. 320 Sumner Series
2025, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2038 35,000 40,024
Pierce County School District
No. 403 Bethel, Series
2019, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2032 30,000 32,364
5.00%, 12/1/2035 40,000 42,747
Port of Seattle Series 2024A,
Revenue, Refunding,
5.00%, 3/1/2028 25,000 26,338
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Washington - 5.3% continued
Spokane County School
District No. 356 Central
Valley, Series 2018, G.O.
Unlimited, School Bond
Guaranty,
4.00%, 12/1/2034 $ 90,000 $ 91,697
Spokane County School
District No. 81 Spokane,
Series 2019, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 12/1/2034 40,000 42,871
Spokane County School
District No. 81 Spokane
Series 2021, G.O.
Unlimited, Refunding,
School Bond Guaranty,
4.00%, 12/1/2028 30,000 31,272
State of Washington Series
2017A, G.O. Unlimited,
5.00%, 8/1/2033 40,000 40,486
State of Washington Series
2017D, G.O. Unlimited,
5.00%, 2/1/2026 35,000 35,069
5.00%, 2/1/2033 40,000 40,994
State of Washington Series
2018A, G.O. Unlimited,
5.00%, 8/1/2029 70,000 72,686
5.00%, 8/1/2038 40,000 41,120
State of Washington Series
2018C, G.O. Unlimited,
5.00%, 2/1/2032 110,000 115,403
State of Washington Series
2018V, G.O. Unlimited,
5.00%, 2/1/2028 25,000 26,307
State of Washington Series
2019A, G.O. Unlimited,
5.00%, 8/1/2036 25,000 26,244
State of Washington Series
2019C, G.O. Unlimited,
5.00%, 2/1/2037 55,000 58,061
State of Washington Series
2020A, G.O. Unlimited,
5.00%, 8/1/2034 35,000 37,602
State of Washington Series
2020C, G.O. Unlimited,
5.00%, 2/1/2028 50,000 52,614
5.00%, 2/1/2032 25,000 27,339
State of Washington Series
2023B, G.O. Unlimited,
5.00%, 2/1/2027 100,000 102,728
State of Washington Series
2024A, G.O. Unlimited,
5.00%, 8/1/2033 25,000 28,957
State of Washington Series
2024C, G.O. Unlimited,
5.00%, 2/1/2027 100,000 102,728

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Intermediate Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Washington - 5.3% continued
State of Washington Series
R-2017A, G.O. Unlimited,
Refunding,
5.00%, 8/1/2033 $ 30,000 $ 30,364
State of Washington Series
R-2017B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2033 25,000 25,304
State of Washington Series
R-2024C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 50,000 50,729
2,832,633
West Virginia - 1 .4%
State of West Virginia Series
2018B, G.O. Unlimited,
5.00%, 6/1/2027 80,000 82,797
5.00%, 6/1/2033 95,000 100,243
5.00%, 12/1/2040 15,000 15,526
State of West Virginia Series
2018D, G.O. Unlimited,
5.00%, 6/1/2031 30,000 31,786
State of West Virginia Series
2019A, G.O. Unlimited,
5.00%, 12/1/2030 100,000 108,421
5.00%, 12/1/2031 45,000 48,651
5.00%, 12/1/2032 50,000 53,875
5.00%, 6/1/2033 85,000 91,440
5.00%, 12/1/2033 75,000 80,575
5.00%, 6/1/2035 50,000 53,521
5.00%, 6/1/2034 25,000 26,818
5.00%, 12/1/2036 35,000 37,288
West Virginia Commissioner
of Highways Surface
Transporation
Improvements, Series
2017A, Revenue,
5.00%, 9/1/2028 50,000 51,951
West Virginia Parkways
Authority Series 2021,
Revenue,
5.00%, 6/1/2037 20,000 21,803
804,695
Wisconsin - 2 .6%
County of Dane Series
2024A, G.O. Unlimited,
4.00%, 6/1/2026 15,000 15,091
State of Wisconsin Series
2016-2, G.O. Unlimited,
Refunding,
5.00%, 11/1/2026 25,000 25,207
State of Wisconsin Series
2017-2, G.O. Unlimited,
Refunding,
5.00%, 11/1/2026 30,000 30,625
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Wisconsin - 2.6% continued
State of Wisconsin Series
2017-3, G.O. Unlimited,
Refunding,
5.00%, 11/1/2031 $ 50,000 $ 51,655
5.00%, 11/1/2030 35,000 36,194
State of Wisconsin Series
2020A, G.O. Unlimited,
4.00%, 5/1/2029 70,000 72,176
State of Wisconsin Series
2020B, G.O. Unlimited,
5.00%, 5/1/2031 45,000 48,722
5.00%, 5/1/2030 85,000 92,138
State of Wisconsin Series
2021-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2031 85,000 93,852
5.00%, 5/1/2028 30,000 31,750
5.00%, 5/1/2027 55,000 56,844
State of Wisconsin Series
2022A, G.O. Unlimited,
5.00%, 5/1/2035 60,000 66,661
5.00%, 5/1/2034 25,000 27,886
State of Wisconsin Series
2023-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2028 55,000 58,208
State of Wisconsin Series
2023B, G.O. Unlimited,
5.00%, 5/1/2028 45,000 47,624
State of Wisconsin Series
2024-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2027 65,000 67,179
5.00%, 5/1/2030 50,000 55,325
State of Wisconsin Series
2024C, G.O. Unlimited,
5.00%, 5/1/2027 40,000 41,341
State of Wisconsin Series
2025-3, G.O. Unlimited,
Refunding,
5.00%, 5/1/2033 100,000 116,033
State of Wisconsin Series
2025B, G.O. Unlimited,
5.00%, 5/1/2027 35,000 36,174
State of Wisconsin
Transportation, Series
2017-2, Revenue,
Refunding,
5.00%, 7/1/2027 65,000 67,371
State of Wisconsin
Transportation, Series
2023-1, Revenue,
Refunding,
5.00%, 7/1/2034 100,000 115,643
State of Wisconsin
Transportation, Series
2024-2, Revenue,
Refunding,
5.00%, 7/1/2031 80,000 90,356

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Wisconsin - 2.6% continued
5.00%, 7/1/2032 $ 40,000 $ 45,889
State of Wisconsin
Transportation, Series
2025-1, Revenue,
Refunding,
5.00%, 7/1/2027 30,000 31,094
1,421,038
Total Municipal Bonds
(Cost $53,230,017) 53,507,347
Total Investments - 98.5%
(Cost $53,230,017) 53,507,347
Other assets less liabilities - 1.5% 840,706
NET ASSETS - 100.0% $54,348,053
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of December 31, 2025.
(b) Maturity date represents the puttable date.
(c) Pre-refunded security. Maturity date disclosed is earliest of the next put date or final maturity date.
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
ETM Escrowed to Maturity
G.O. General Obligation
LCRA Lower Colorado River Authority
PSF Permanent School Fund
As of December 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 287,751
Aggregate gross unrealized depreciation (10,397)
Net unrealized appreciation $ 277,354
Federal income tax cost $ 53,229,993
Security Type % of Net Assets
Municipal Bonds 98 .5%
Others
(1)
1 .5
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 53,507 $ — $ 53,507
Total
Investments $ — $53,507 $ — $53,507
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust Short-Term Tax-Exempt Bond ETF
NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
SCHEDULE OF INVESTMENTS
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .5%
Alabama - 2 .6%
Alabama Corrections
Institution Finance
Authority Series 2022A,
Revenue,
5.00%, 7/1/2028 $ 65,000 $ 68,689
Alabama Federal Aid
Highway Finance
Authority Series 2025B,
Revenue, Refunding,
5.00%, 9/1/2026 105,000 106,688
Alabama Public School
and College Authority
Series 2020A, Revenue,
Refunding,
5.00%, 11/1/2029 15,000 16,381
5.00%, 11/1/2028 50,000 53,405
Alabama State Highway
Authority Series 2025,
Revenue, AG Insured,
5.00%, 9/1/2030 200,000 221,412
Black Belt Energy Gas
District Gas Project,
Series 2022C1, Revenue,
Mandatory Put,
5.25%, 2/1/2053 (a)(b) 115,000 121,417
Black Belt Energy Gas
District Gas Project,
Series 2023A, Revenue,
Mandatory Put,
5.25%, 1/1/2054 (a)(b) 65,000 69,787
Black Belt Energy Gas
District Gas Project,
Series 2023D1, Revenue,
Refunding, Mandatory Put,
5.50%, 6/1/2049 (a)(b) 125,000 131,879
Black Belt Energy Gas District
Gas Project, Series
2025E, Revenue,
5.00%, 5/1/2030 110,000 117,505
5.00%, 5/1/2029 150,000 157,724
County of Jefferson Sales
& Use Tax, Series 2017,
Revenue, Refunding,
5.00%, 9/15/2026 60,000 60,949
Southeast Energy Authority
A Cooperative District
Project No. 3, Series
2022A1, Revenue,
5.50%, 1/1/2053 (a)(b) 280,000 300,160
Southeast Energy Authority
A Cooperative District
Project No. 4, Series
2022B1, Revenue,
Mandatory Put,
5.00%, 5/1/2053 (a)(b) 65,000 67,281
Southeast Energy Authority A
Cooperative District Series
2025E, Revenue,
5.00%, 10/1/2030 40,000 42,973
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Alabama - 2.6% continued
Southeast Energy Authority
A Cooperative District
Gas Supply, Series 2025F,
Revenue,
5.25%, 11/1/2030 $ 250,000 $ 271,555
State of Alabama Series
2016C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2027 15,000 15,213
1,823,018
Alaska - 0 .2%
State of Alaska Series 2024A,
G.O. Unlimited, Refunding,
5.00%, 8/1/2029 55,000 59,797
State of Alaska Series 2025A,
G.O. Unlimited, Refunding,
5.00%, 8/1/2026 70,000 71,000
130,797
Arizona - 1 .0%
Arizona Board of Regents
University of Arizona
(The), Series 2016,
Revenue, Refunding,
5.00%, 6/1/2029 95,000 95,896
Arizona Board of Regents
University of Arizona
(The), Series 2025A,
Revenue, Refunding,
5.00%, 6/1/2029 95,000 102,690
Arizona Transportation Board
Highway Series 2023,
Revenue, Refunding,
5.00%, 7/1/2026 75,000 75,955
5.00%, 7/1/2029 75,000 81,446
City of Phoenix Civic
Improvement Corp. Water
System, Series 2016,
Revenue, Refunding,
5.00%, 7/1/2029 20,000 20,236
City of Phoenix Civic
Improvement Corp.
Airport, Series 2017D,
Revenue, Refunding,
5.00%, 7/1/2026 75,000 75,887
Maricopa County High
School District No. 210
Phoenix, Series 2024A,
G.O. Unlimited,
5.00%, 7/1/2026 90,000 91,110
Maricopa County Special
Health Care District
Integrated Health
Serivces, Series 2018C,
G.O. Unlimited,
5.00%, 7/1/2029 35,000 37,003

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Arizona - 1.0% continued
Salt River Project Agricultural
Improvement & Power
District, Series 2016A,
Revenue, Refunding,
5.00%, 1/1/2029 $ 70,000 $ 71,760
Salt River Project Agricultural
Improvement & Power
District, Series 2017A,
Revenue, Refunding,
5.00%, 1/1/2030 20,000 21,031
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2019A, Revenue,
5.00%, 1/1/2030 80,000 87,902
760,916
California - 2 .4%
Anaheim Housing & Public
Improvements Authority
Electric Utility Distribution
System Improvements,
Series 2022A, Revenue,
Refunding,
5.00%, 10/1/2030 100,000 104,695
Anaheim Public Financing
Authority Anahein Public
Improvements Project,
Series 2019A, Revenue,
Refunding,
5.00%, 9/1/2029 20,000 21,688
California Community Choice
Financing Authority
Clean Energy Project,
Series 2022A1, Revenue,
Mandatory Put,
4.00%, 5/1/2053 (a)(b) 120,000 121,936
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023F, Revenue,
Mandatory Put,
5.50%, 10/1/2054 (a)(b) 85,000 92,757
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023G, Revenue,
Mandatory Put,
5.25%, 11/1/2054 (a)(b) 210,000 223,079
California State Public Works
Board State of California,
Series 2017B, Revenue,
5.00%, 10/1/2029 20,000 20,895
California State Public Works
Board Various Capital
Projects, Series 2021B,
Revenue,
5.00%, 5/1/2030 20,000 22,226
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
California - 2.4% continued
Los Angeles Department
of Water & Power Power
System, Series 2018A,
Revenue, Refunding,
5.00%, 7/1/2028 $ 55,000 $ 57,479
Los Angeles Department
of Water & Power Power
System, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2027 110,000 114,045
Los Angeles Unified School
District Series 2016B,
G.O. Unlimited, Refunding,
5.00%, 7/1/2027 130,000 131,711
Los Angeles Unified School
District Series 2020C,
G.O. Unlimited,
5.00%, 7/1/2029 50,000 55,007
Los Angeles Unified School
District Series 2021RYRR,
G.O. Unlimited,
5.00%, 7/1/2029 95,000 104,513
Metropolitan Water District
of Southern California
Waterworks, Series
2022B, Revenue,
Refunding,
3.00%, 7/1/2026 25,000 25,073
Municipal Improvement
Corp. of Los Angeles Real
Property, Series 2016B,
Revenue, Refunding,
5.00%, 11/1/2027 75,000 76,576
5.00%, 11/1/2028 125,000 127,576
San Diego Public Facilities
Financing Authority Water
Utility, Series 2016B,
Revenue, Refunding,
5.00%, 8/1/2030 65,000 65,944
San Diego Unified School
District Series 2022F2,
G.O. Unlimited,
5.00%, 7/1/2029 55,000 60,564
Southern California Public
Power Authority Milford
Wind Corridor Phase I
Project, Series 2019-1,
Revenue, Refunding,
5.00%, 7/1/2029 150,000 162,275
University of California Series
2025CD, Revenue,
5.00%, 5/15/2030 200,000 222,966
1,811,005
Colorado - 0 .5%
Adams 12 Five Star Schools
Series 2016B, G.O.
Unlimited, Refunding,
State Aid Withholding,
5.00%, 12/15/2028 40,000 40,904

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Colorado - 0.5% continued
Denver City & County School
District No. 1 Series 2017,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2027 $ 85,000 $ 86,906
Denver City & County School
District No. 1 Series
2025B, G.O. Unlimited,
Refunding, State Aid
Withholding,
5.00%, 12/1/2026 75,000 76,729
Jefferson County School
District R-001 Series 2018,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/15/2029 15,000 16,094
Pueblo School District No.
60 Pueblo, Series 2020,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/15/2029 150,000 164,240
384,873
Connecticut - 0 .6%
Connecticut State Health
& Educational Facilities
Authority Yale University,
Series 2025B1, Revenue,
Mandatory Put,
5.00%, 7/1/2064 (a)(b) 50,000 55,144
State of Connecticut Series
2016E, G.O. Unlimited,
5.00%, 10/15/2027 25,000 25,471
5.00%, 10/15/2026 70,000 71,369
State of Connecticut Series
2018B, G.O. Unlimited,
Refunding,
5.00%, 4/15/2027 200,000 206,426
State of Connecticut Series
2019A, G.O. Unlimited,
5.00%, 4/15/2029 60,000 64,793
423,203
Delaware - 1 .6%
Delaware Transportation
Authority Transportation
System, Series 2016,
Revenue, Refunding,
5.00%, 7/1/2027 115,000 116,398
Delaware Transportation
Authority Transportation
System, Series 2020,
Revenue, Refunding,
5.00%, 7/1/2028 205,000 217,749
5.00%, 7/1/2029 115,000 124,848
5.00%, 7/1/2027 55,000 57,113
5.00%, 9/1/2029 70,000 76,067
5.00%, 9/1/2026 140,000 142,317
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Delaware - 1.6% continued
State of Delaware Series
2020A, G.O. Unlimited,
5.00%, 1/1/2028 $ 90,000 $ 94,597
State of Delaware Series
2021, G.O. Unlimited,
Refunding,
5.00%, 2/1/2027 90,000 92,446
State of Delaware Series
2025, G.O. Unlimited,
5.00%, 5/1/2030 200,000 221,806
1,143,341
District of Columbia - 4 .9%
District of Columbia Series
2016D, G.O. Unlimited,
Refunding,
5.00%, 6/1/2026 155,000 156,604
District of Columbia Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 6/1/2030 10,000 10,344
District of Columbia Series
2018B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2030 140,000 148,245
5.00%, 6/1/2026 80,000 80,828
District of Columbia Series
2019A, G.O. Unlimited,
5.00%, 10/15/2029 95,000 102,619
5.00%, 10/15/2026 140,000 142,771
District of Columbia Series
2021D, G.O. Unlimited,
4.00%, 2/1/2027 80,000 81,334
District of Columbia Series
2023B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2027 55,000 56,970
District of Columbia Series
2024C, G.O. Unlimited,
Refunding,
5.00%, 12/1/2026 90,000 92,075
District of Columbia Income
Tax, Series 2019A,
Revenue,
5.00%, 3/1/2030 55,000 59,773
5.00%, 3/1/2027 90,000 92,667
District of Columbia Income
Tax, Series 2019C,
Revenue, Refunding,
5.00%, 10/1/2030 205,000 223,194
5.00%, 10/1/2029 70,000 76,360
5.00%, 10/1/2026 55,000 56,042
District of Columbia
Federal Highway Grant
Anticipation, Series 2020,
Revenue,
5.00%, 12/1/2029 155,000 168,851
5.00%, 12/1/2027 70,000 73,181
5.00%, 12/1/2026 105,000 107,307

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
District of Columbia - 4.9% continued
District of Columbia Income
Tax, Series 2020A,
Revenue,
5.00%, 3/1/2028 $ 90,000 $ 94,795
District of Columbia Income
Tax, Series 2020B,
Revenue, Refunding,
5.00%, 10/1/2026 115,000 117,179
District of Columbia Income
Tax, Series 2020C,
Revenue,
5.00%, 5/1/2029 60,000 64,855
District of Columbia Water
& Sewer Authority Public
Utility, Series 2024A,
Revenue, Refunding,
5.00%, 10/1/2030 55,000 61,187
5.00%, 10/1/2028 280,000 298,740
5.00%, 10/1/2029 75,000 81,814
5.00%, 10/1/2026 80,000 81,432
District of Columbia Income
Tax, Series 2025A,
Revenue, Refunding,
5.00%, 6/1/2027 125,000 129,511
Washington Metropolitan
Area Transit Authority
Series 2017A1, Revenue,
Refunding,
5.00%, 7/1/2029 35,000 36,233
5.00%, 7/1/2028 255,000 264,124
Washington Metropolitan
Area Transit Authority
Series 2017B, Revenue,
5.00%, 7/1/2028 25,000 25,894
Washington Metropolitan
Area Transit Authority
Dedicated, Series 2020A,
Revenue,
5.00%, 7/15/2027 65,000 67,463
Washington Metropolitan
Area Transit Authority
Area Transit Authority
Dedicated, Series 2021A,
Revenue,
5.00%, 7/15/2030 70,000 77,207
5.00%, 7/15/2028 55,000 58,305
5.00%, 7/15/2026 175,000 177,289
Washington Metropolitan
Area Transit Authority
Dedicated, Series 2023A,
Revenue,
5.00%, 7/15/2026 90,000 91,177
Washington Metropolitan
Area Transit Authority
Series A1, Revenue,
Refunding,
5.00%, 7/1/2026 60,000 60,722
3,517,092
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Florida - 7 .1%
Central Florida Expressway
Authority Series 2016B,
Revenue,
4.00%, 7/1/2032 (c) $ 85,000 $ 85,620
4.00%, 7/1/2033 (c) 110,000 110,802
Central Florida Expressway
Authority Series 2021,
Revenue, Refunding, AG
Insured,
5.00%, 7/1/2028 95,000 100,644
5.00%, 7/1/2026 180,000 182,131
City of Gainesville Utilities
System, Series 2017A,
Revenue,
5.00%, 10/1/2029 55,000 57,338
5.00%, 10/1/2030 75,000 78,145
City of Jacksonville Series
2022A, Revenue,
Refunding,
5.00%, 10/1/2026 75,000 76,382
City of Jacksonville Series
2023B, Revenue,
Refunding,
5.00%, 10/1/2026 50,000 50,921
City of Jacksonville
Series 2024, Revenue,
Refunding,
5.00%, 10/1/2030 75,000 83,291
City of Port St. Lucie Utility
System, Series 2007,
Revenue, Refunding,
NATL Insured,
5.25%, 9/1/2027 95,000 99,285
County of Miami-Dade Series
2016A, G.O. Unlimited,
Refunding,
5.00%, 7/1/2029 45,000 45,486
County of Miami-Dade
Building Better
Communitites Project,
Series 2025A, G.O.
Unlimited, Refunding,
5.00%, 7/1/2026 185,000 187,200
County of Miami-Dade Water
& Sewer, Series 2017B,
Revenue, Refunding,
5.00%, 10/1/2029 30,000 31,265
County of Miami-Dade Water
& Sewer System, Series
2021, Revenue,
5.00%, 10/1/2028 90,000 95,824
Duval County School Board
Series 2022A, Certificate
of Participation, AG
Insured,
5.00%, 7/1/2030 285,000 313,848

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Florida - 7.1% continued
Florida Department of
Environmental Protection
Preservation, Series
2016A, Revenue,
Refunding,
5.00%, 7/1/2027 (c) $ 100,000 $ 101,160
Florida Insurance Assistance
Interlocal Agency Florida
Insurance Guaranty
Association, Inc., Series
2023A1, Revenue,
5.00%, 9/1/2028 155,000 157,337
Florida Municipal Power
Agency All-Requirements
Power Supply Project,
Series 2016A, Revenue,
Refunding,
5.00%, 10/1/2029 200,000 203,362
Florida Municipal Power
Agency All-Requirements
Power Supply Project,
Series 2017A, Revenue,
Refunding,
5.00%, 10/1/2026 160,000 162,672
Florida State of Education
Public Education Capital
Outlay, Series 2017C,
G.O. Unlimited, Refunding,
5.00%, 6/1/2027 70,000 72,487
Florida State of Education
Public Education Capital
Outlay, Series 2021A,
G.O. Unlimited, Refunding,
5.00%, 6/1/2030 80,000 88,733
Florida State of Education
Public Education Capital
Outlay, Series 2023A,
G.O. Unlimited, Refunding,
5.00%, 6/1/2027 60,000 62,132
Florida State of Education
Public Education Capital
Outlay, Series 2024A,
G.O. Unlimited, Refunding,
5.00%, 6/1/2030 90,000 99,824
Florida State of Education
Public Education Capital
Outlay, Series 2024B,
G.O. Unlimited, Refunding,
5.00%, 6/1/2028 75,000 79,543
Florida State of Education
Public Education Capital
Outlay, Series 2025A,
G.O. Unlimited, Refunding,
5.00%, 6/1/2027 170,000 176,040
Florida State of Education
Lottery, Series 2016B,
Revenue, Refunding,
5.00%, 7/1/2026 100,000 101,224
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Florida - 7.1% continued
Hillsborough County
School Board Series
2020A, Certificate of
Participation, Refunding,
5.00%, 7/1/2027 $ 10,000 $ 10,329
Orange County School Board
Series 2016C, Certificate
of Participation,
5.00%, 8/1/2034 (c) 215,000 218,038
Palm Beach County
School Board Series
2018C, Certificate of
Participation, Refunding,
5.00%, 8/1/2029 205,000 217,948
Palm Beach County
School District Series
2022B, Certificate of
Participation,
5.00%, 8/1/2028 50,000 53,067
School Board of Broward
County Series
2016A, Certificate of
Participation, Refunding,
5.00%, 7/1/2030 235,000 237,446
School Board of Broward
County Series
2019A, Certificate of
Participation, Refunding,
5.00%, 7/1/2027 60,000 61,991
School Board of Broward
County Series
2020A, Certificate of
Participation,
5.00%, 7/1/2030 15,000 16,452
School Board of Duval
County Series
2025A, Certificate of
Participation, Refunding,
AG Insured,
5.00%, 7/1/2029 50,000 54,053
School Board of Miami-
Dade County (The)
School Board, Series
2015D, Certificate of
Participation, Refunding,
5.00%, 2/1/2026 25,000 25,045
School District of
Broward County Series
2016A, Certificate of
Participation, Refunding,
5.00%, 7/1/2027 230,000 232,422
5.00%, 7/1/2028 60,000 60,648
5.00%, 7/1/2029 215,000 217,311
State of Florida Department
of Management Services,
Series 2018A, Certificate
of Participation,
Refunding,
5.00%, 11/1/2028 60,000 64,135

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Florida - 7.1% continued
State of Florida Board of
Public Education, Series
2017B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2029 $ 15,000 $ 15,505
State of Florida Right of
Way Acquisition & Bridge
Construction, Series
2021A, G.O. Unlimited,
Refunding,
5.00%, 7/1/2026 75,000 75,911
State of Florida Board of
Public Education, Series
2022B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2030 15,000 16,637
State of Florida Board
of Education Lottery,
Series 2017A, Revenue,
Refunding,
5.00%, 7/1/2027 95,000 98,564
State of Florida Department
of Transportation
Financing Corp., Series
2018, Revenue,
5.00%, 7/1/2030 50,000 53,100
5.00%, 7/1/2029 160,000 169,797
State of Florida Department
of Environmental
Protection, Series 2018A,
Revenue, Refunding,
5.00%, 7/1/2029 85,000 91,996
State of Florida Department
of Transportation Federal
Highway Reimbursement,
Series 2019A, Revenue,
5.00%, 7/1/2027 60,000 62,152
State of Florida Department
of Transportation Turnpike
System, Series 2019A,
Revenue, Refunding,
5.00%, 7/1/2029 110,000 117,093
5.00%, 7/1/2030 25,000 26,607
State of Florida Department
of Transportation Turnpike
System, Series 2022A,
Revenue, Refunding,
5.00%, 7/1/2026 60,000 60,743
5,159,686
Georgia - 3 .2%
City of Atlanta Airport,
Series 2020A, Revenue,
Refunding,
5.00%, 7/1/2028 65,000 68,979
City of Columbus Series
2022, G.O. Unlimited,
5.00%, 1/1/2027 105,000 107,758
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Georgia - 3.2% continued
County of DeKalb Water &
Sewerage, Series 2006B,
Revenue, Refunding,
5.25%, 10/1/2026 $ 10,000 $ 10,203
Development Authority
of Burke County (The)
Oglethorpe Power Corp.,
Series 2017E, Revenue,
Mandatory Put,
3.60%, 11/1/2045 (a)(b) 75,000 76,268
Douglas County School
District Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.00%, 4/1/2028 125,000 132,026
Gwinnett County Water
& Sewerage Authority
Series 2019, Revenue,
Refunding,
5.00%, 8/1/2027 50,000 51,989
Henry County School
District Series 2016,
G.O. Unlimited, State Aid
Withholding,
5.00%, 8/1/2026 100,000 101,417
Main Street Natural Gas, Inc.
Gas Supply, Series 2019C,
Revenue, Mandatory Put,
4.00%, 3/1/2050 (a)(b) 80,000 80,425
Main Street Natural Gas, Inc.
Gas Supply, Series 2022A,
Revenue, Mandatory Put,
4.00%, 9/1/2052 (a)(b) 115,000 117,772
Main Street Natural Gas, Inc.
Gas Supply, Series 2023B,
Revenue, Mandatory Put,
5.00%, 7/1/2053 (a)(b) 125,000 131,921
Main Street Natural Gas, Inc.
Gas Supply, Series 2023C,
Revenue, Mandatory Put,
5.00%, 9/1/2053 (a)(b) 200,000 212,878
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2015C,
Revenue, Refunding,
5.00%, 7/1/2027 155,000 156,885
5.00%, 7/1/2026 65,000 65,834
5.00%, 7/1/2029 95,000 96,132
Metropolitan Atlanta Rapid
Transit Authority Series
2023B, Revenue,
5.00%, 7/1/2030 65,000 72,106
Metropolitan Atlanta Rapid
Transit Authority Series
2024B, Revenue,
5.00%, 7/1/2030 60,000 66,560

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Georgia - 3.2% continued
Municipal Electric Authority
of Georgia Project One,
Series 2024, Revenue,
Refunding,
5.00%, 1/1/2028 $ 40,000 $ 41,819
Private Colleges &
Universities Authority
Emory University, Series
2019A, Revenue,
Refunding,
5.00%, 9/1/2029 100,000 108,602
State of Georgia Series
2016C, G.O. Unlimited,
Refunding,
5.00%, 7/1/2026 60,000 60,752
State of Georgia Series
2016E, G.O. Unlimited,
Refunding,
5.00%, 12/1/2026 55,000 56,258
State of Georgia Series
2017C, G.O. Unlimited,
Refunding,
5.00%, 7/1/2029 55,000 57,074
State of Georgia Series
2018A, G.O. Unlimited,
5.00%, 7/1/2030 95,000 101,027
State of Georgia Series
2022C, G.O. Unlimited,
Refunding,
4.00%, 7/1/2026 75,000 75,571
State of Georgia Road &
Tollway Authority, Series
2020, Revenue,
5.00%, 6/1/2028 50,000 52,900
5.00%, 6/1/2027 130,000 134,527
2,237,683
Hawaii - 0 .9%
City & County of Honolulu
Series 2017D, G.O.
Unlimited, Refunding,
5.00%, 9/1/2026 85,000 86,407
City & County of Honolulu
Rail Transit Project,
Series 2019A, G.O.
Unlimited,
5.00%, 9/1/2029 110,000 117,248
City & County of Honolulu
Rail Transit Project,
Series 2021E, G.O.
Unlimited,
5.00%, 3/1/2027 90,000 92,624
City & County of Honolulu
Series 2025F, G.O.
Unlimited, Refunding,
5.00%, 7/1/2028 85,000 90,305
State of Hawaii Series
2016FG, G.O. Unlimited,
5.00%, 10/1/2026 130,000 132,425
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Hawaii - 0.9% continued
State of Hawaii Series
2017FN, G.O. Unlimited,
Refunding,
5.00%, 10/1/2026 $ 70,000 $ 71,305
State of Hawaii Series FN,
G.O. Unlimited, Refunding,
5.00%, 10/1/2029 80,000 83,367
673,681
Idaho - 0 .9%
Idaho Housing & Finance
Association Garvee,
Series 2021A, Revenue,
Refunding,
5.00%, 7/15/2029 10,000 10,809
Idaho State Building
Authority Sales Tax,
Series 2024A, Revenue,
5.00%, 6/1/2030 115,000 127,249
5.00%, 6/1/2029 190,000 206,074
5.00%, 6/1/2028 50,000 53,004
5.00%, 6/1/2027 255,000 264,096
661,232
Illinois - 6 .1%
City of Chicago Series 2020A,
G.O. Unlimited, Refunding,
5.00%, 1/1/2027 35,000 35,411
City of Chicago Waterworks,
Series 2024A, Revenue,
Refunding,
5.00%, 11/1/2030 10,000 10,981
5.00%, 11/1/2029 155,000 167,279
County of Cook Series
2016A, G.O. Unlimited,
Refunding,
5.00%, 11/15/2026 65,000 66,299
County of Cook Series
2016A, G.O. Unlimited,
Refunding, AG Insured,
5.00%, 11/15/2026 55,000 56,172
County of Cook Series
2021A, G.O. Unlimited,
Refunding,
5.00%, 11/15/2026 115,000 117,299
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2017, Revenue,
5.00%, 7/1/2026 215,000 217,662
5.00%, 1/1/2029 80,000 82,000
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2019, Revenue,
5.00%, 1/1/2030 115,000 124,567
5.00%, 7/1/2026 140,000 141,733

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Illinois - 6.1% continued
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2020, Revenue,
5.00%, 1/1/2030 $ 130,000 $ 142,337
5.00%, 7/1/2030 140,000 154,815
5.00%, 7/1/2027 65,000 67,448
5.00%, 7/1/2026 55,000 55,681
Illinois Municipal Electric
Agency Power Supply
System, Series 2025A,
Revenue, Refunding,
5.00%, 2/1/2028 95,000 99,478
Illinois State Toll Highway
Authority Series 2018A,
Revenue, Refunding,
5.00%, 1/1/2027 155,000 158,779
Illinois State Toll Highway
Authority Series 2019B,
Revenue, Refunding,
5.00%, 1/1/2027 150,000 153,657
Illinois State Toll Highway
Authority Series 2019C,
Revenue, Refunding,
5.00%, 1/1/2029 105,000 112,450
Illinois State Toll Highway
Authority Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2029 50,000 53,562
Metropolitan Pier &
Exposition Authority
McCormick Place
Expansion Project,
Series 2024B, Revenue,
Refunding,
4.00%, 12/15/2026 20,000 20,180
Metropolitan Water
Reclamation District of
Greater Chicago Series
2016A, G.O. Unlimited,
Refunding,
5.00%, 12/1/2027 100,000 102,085
Sales Tax Securitization
Corp. Series 2017A,
Revenue, Refunding,
5.00%, 1/1/2029 70,000 72,860
5.00%, 1/1/2027 65,000 66,512
Sales Tax Securitization
Corp. Series 2020A,
Revenue, Refunding,
5.00%, 1/1/2029 125,000 132,520
5.00%, 1/1/2027 215,000 220,003
Sales Tax Securitization
Corp. Series 2021A,
Revenue, Refunding,
5.00%, 1/1/2027 80,000 81,862
5.00%, 1/1/2029 50,000 53,008
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Illinois - 6.1% continued
State of Illinois Series 2016,
G.O. Unlimited,
3.50%, 6/1/2029 $ 100,000 $ 100,123
State of Illinois Series 2016,
G.O. Unlimited, Refunding,
5.00%, 2/1/2027 60,000 61,351
State of Illinois Series 2016,
G.O. Unlimited, Refunding,
AG Insured,
4.00%, 2/1/2030 65,000 65,660
State of Illinois Series 2017D,
G.O. Unlimited,
3.25%, 11/1/2026 75,000 75,302
State of Illinois Series 2018A,
G.O. Unlimited,
5.00%, 5/1/2030 65,000 67,994
State of Illinois Series 2018A,
G.O. Unlimited, Refunding,
5.00%, 10/1/2030 60,000 63,186
State of Illinois Series 2018B,
G.O. Unlimited, Refunding,
5.00%, 10/1/2029 145,000 152,971
State of Illinois Series 2019A,
G.O. Unlimited,
5.00%, 11/1/2026 50,000 50,902
State of Illinois Series 2020B,
G.O. Unlimited,
5.00%, 10/1/2026 115,000 116,910
State of Illinois Series 2021A,
G.O. Unlimited,
5.00%, 12/1/2026 125,000 127,481
5.00%, 12/1/2027 90,000 93,578
State of Illinois Series 2021B,
G.O. Unlimited,
5.00%, 3/1/2027 95,000 97,372
State of Illinois Series 2022B,
G.O. Unlimited,
5.00%, 10/1/2029 105,000 112,879
State of Illinois Series 2024,
G.O. Unlimited, Refunding,
5.00%, 2/1/2027 80,000 81,875
State of Illinois Series 2024B,
G.O. Unlimited,
5.00%, 5/1/2027 20,000 20,567
State of Illinois Sales Tax,
Series 2021C, Revenue,
Refunding,
5.00%, 6/15/2030 60,000 65,446
State of Illinois Sales Tax,
Series 2025A, Revenue,
5.00%, 6/15/2028 130,000 136,759
5.00%, 6/15/2029 65,000 69,744

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Illinois - 6.1% continued
University of Illinois
University of Illinois
Auxiliary Facilities System,
Series 2021A, Revenue,
Refunding,
5.00%, 4/1/2027 $ 60,000 $ 61,808
4,388,548
Indiana - 2 .1%
City of Indianapolis Water
System, Series 2016B,
Revenue, Refunding,
5.00%, 10/1/2027 75,000 76,314
City of Indianapolis Water
System, Series 2018A,
Revenue, Refunding,
5.00%, 10/1/2029 50,000 53,292
Indiana Finance Authority
Highway, Series 2016C,
Revenue, Refunding,
5.00%, 6/1/2029 200,000 216,388
5.00%, 6/1/2028 70,000 74,074
Indiana Finance Authority
State Revolving Fund,
Series 2017C, Revenue,
Refunding,
5.00%, 2/1/2029 70,000 73,543
Indiana Finance Authority
State Revolving Fund,
Series 2019A, Revenue,
5.00%, 2/1/2027 60,000 61,630
Indiana Finance Authority
State Revolving Fund,
Series 2019E, Revenue,
5.00%, 2/1/2027 80,000 82,174
Indiana Finance Authority
Wastewater Utility
CWA Authority Project,
Series 2021-1, Revenue,
Refunding,
5.00%, 10/1/2030 300,000 333,336
5.00%, 10/1/2029 140,000 152,461
5.00%, 10/1/2028 85,000 90,621
Indiana Municipal Power
Agency Series 2017A,
Revenue, Refunding,
5.00%, 1/1/2030 55,000 57,605
Indianapolis Local Public
Improvement Bond Bank
Courthouse & Jail Project,
Series 2019A, Revenue,
5.00%, 2/1/2028 105,000 109,948
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Indiana - 2.1% continued
Indianapolis Local Public
Improvement Bond Bank
Unlimited AD Valorem
Property Tax Suported
Project, Series 2025D,
Revenue, Refunding,
5.00%, 1/15/2027 $ 100,000 $ 102,397
1,483,783
Iowa - 0 .2%
Iowa Finance Authority State
Revolving Fund, Series
2020A, Revenue,
5.00%, 8/1/2027 55,000 57,205
State of Iowa Series 2016A,
Revenue, Refunding,
4.00%, 6/1/2026 15,000 15,080
State of Iowa Ijobs Program,
Series 2019A, Revenue,
Refunding,
5.00%, 6/1/2029 70,000 75,564
147,849
Kansas - 0 .7%
County of Johnson Internal
Improvement, Series
2018A, G.O. Unlimited,
5.00%, 9/1/2028 60,000 62,506
State of Kansas Department
of Transportation, Series
2017A, Revenue,
5.00%, 9/1/2028 15,000 15,621
5.00%, 9/1/2030 105,000 109,311
Wyandotte County Unified
School District No. 500
Kansas City, Series A,
G.O. Unlimited,
4.13%, 9/1/2037 (c) 65,000 65,696
5.25%, 9/1/2042 (c) 215,000 218,885
472,019
Kentucky - 1 .3%
Kentucky Public Energy
Authority Gas Supply,
Series 2022A1, Revenue,
Mandatory Put,
4.00%, 8/1/2052 (a)(b) 200,000 201,938
Kentucky State Property &
Building Commission
Project No. 119, Revenue,
5.00%, 5/1/2029 25,000 26,344
Kentucky State Property &
Building Commission
Project No. 130, Series
2024B, Revenue,
Refunding,
5.00%, 11/1/2029 10,000 10,883
Kentucky State Property &
Buildings Commission
Project No. 115, Revenue,
5.00%, 4/1/2029 105,000 108,141

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Kentucky - 1.3% continued
5.00%, 4/1/2030 $ 260,000 $ 267,306
Kentucky State Property &
Buildings Commission
Project No. 131, Series A,
Revenue,
5.00%, 10/1/2030 15,000 16,582
Kentucky State Property &
Buildings Commission
Project No. 112, Series
B, Revenue, Refunding,
State Appropriation,
5.00%, 11/1/2026 80,000 81,601
Kentucky Turnpike Authority
Revitalization Projects,
Series 2022A, Revenue,
Refunding,
5.00%, 7/1/2030 55,000 60,695
Kentucky Turnpike Authority
Revitalization Projects,
Series 2024A, Revenue,
Refunding,
5.00%, 7/1/2030 25,000 27,588
Kentucky Turnpike Authority
Economic Development
Road Revitalization
Projects, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2029 70,000 75,776
876,854
Louisiana - 0 .4%
Louisiana Public Facilities
Authority Tulane
University Project,
Series 2016A, Revenue,
Refunding,
5.00%, 12/15/2029 10,000 10,202
St. John Baptist Parish
Marathon Oil Corp.,
Series 2017C, Revenue,
Refunding, Mandatory Put,
3.30%, 6/1/2037 (a)(b) 70,000 70,853
State of Louisiana Series
2019A, G.O. Unlimited,
5.00%, 3/1/2030 10,000 10,766
5.00%, 3/1/2029 110,000 118,571
State of Louisiana Series
2024E, G.O. Unlimited,
Refunding,
5.00%, 9/1/2029 60,000 65,357
275,749
Maine - 0 .7%
State of Maine Series 2020B,
G.O. Unlimited,
5.00%, 6/1/2030 75,000 82,992
5.00%, 6/1/2028 185,000 196,031
5.00%, 6/1/2029 185,000 200,468
479,491
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Maryland - 1 .4%
County of Baltimore
Consolidated Public
Improvement, Series
2024A, G.O. Unlimited,
Refunding,
5.00%, 7/1/2030 $ 80,000 $ 88,858
County of Montgomery
Series 2019A, G.O.
Unlimited,
5.00%, 11/1/2026 75,000 76,588
County of Montgomery
Series 2020B, G.O.
Unlimited, Refunding,
4.00%, 11/1/2026 90,000 91,171
County of Prince George's
Consolidated Public
Improvement, Series
2019A, G.O. Limited,
5.00%, 7/15/2030 25,000 27,094
County of Prince George's
Consolidated Public
Improvement, Series
2020A, G.O. Limited,
5.00%, 7/15/2030 60,000 63,649
Maryland State
Transportation Authority
Transportation Facilities
Project, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2026 260,000 263,193
State of Maryland Series
2022C, G.O. Unlimited,
Refunding,
4.00%, 3/1/2029 25,000 26,168
State of Maryland Series A2,
G.O. Unlimited,
5.00%, 8/1/2028 195,000 207,679
State of Maryland
Department of
Transportation, Series
2020, Revenue,
5.00%, 10/1/2026 80,000 81,504
State of Maryland
Department of
Transportation, Series
2022B, Revenue,
Refunding,
5.00%, 12/1/2029 105,000 115,200
Washington Suburban
Sanitary Commission
Series 2017, Revenue,
County Guaranty,
5.00%, 6/15/2029 15,000 15,529
1,056,633

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Massachusetts - 0 .2%
Commonwealth of
Massachusetts Series
2019E, G.O. Limited,
Refunding,
3.00%, 12/1/2026 $ 30,000 $ 30,072
Massachusetts Development
Finance Agency Harvard
University, Series 2016A,
Revenue, Refunding,
5.00%, 7/15/2027 125,000 126,645
156,717
Michigan - 1 .5%
Great Lakes Water Authority
Water Supply System,
Series 2016D, Revenue,
Refunding,
5.00%, 7/1/2030 80,000 80,919
Great Lakes Water Authority
Water Supply System,
Series 2018A, Revenue,
Refunding,
5.00%, 7/1/2028 60,000 63,569
Great Lakes Water Authority
Water Supply System,
Series 2024A, Revenue,
Refunding,
5.00%, 7/1/2028 185,000 196,006
5.00%, 7/1/2027 255,000 264,216
Michigan State Building
Authority State of
Michigan, Series 2016I,
Revenue, Refunding,
5.00%, 10/15/2029 20,000 20,388
Michigan State Building
Authority Series 2020I,
Revenue, Refunding,
5.00%, 10/15/2030 50,000 55,719
5.00%, 10/15/2027 135,000 141,078
State of Michigan
Environmental Program,
Series 2018, G.O.
Unlimited,
3.00%, 5/1/2030 70,000 70,085
State of Michigan Trunk Line,
Series 2020B, Revenue,
5.00%, 11/15/2030 150,000 167,360
5.00%, 11/15/2029 60,000 65,723
1,125,063
Minnesota - 2 .0%
Minneapolis-St. Paul
Metropolitan Airports
Commission Airport,
Series 2016A, Revenue,
Refunding,
5.00%, 1/1/2028 25,000 25,575
5.00%, 1/1/2030 10,000 10,224
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Minnesota - 2.0% continued
State of Minnesota Series
2019A, G.O. Unlimited,
5.00%, 8/1/2027 $ 65,000 $ 67,616
State of Minnesota Series
2020A, G.O. Unlimited,
5.00%, 8/1/2028 210,000 223,329
State of Minnesota Series
2022A, G.O. Unlimited,
5.00%, 8/1/2030 135,000 149,953
State of Minnesota Series
2022B, G.O. Unlimited,
5.00%, 8/1/2030 75,000 83,307
5.00%, 8/1/2029 170,000 184,901
State of Minnesota Series
2022D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2030 125,000 138,845
State of Minnesota Series
2023E, G.O. Unlimited,
Refunding,
5.00%, 8/1/2030 65,000 72,199
State of Minnesota Series
2024A, G.O. Unlimited,
5.00%, 8/1/2030 65,000 72,199
State of Minnesota Series
2022A, Revenue,
Refunding,
5.00%, 3/1/2027 260,000 267,491
State of Minnesota Public
Facilities Authority, Series
2023A, Revenue,
5.00%, 3/1/2030 115,000 126,854
1,422,493
Mississippi - 1 .1%
Mississippi Development
Bank Department of
Corrections, Series A,
Revenue, Refunding,
5.00%, 8/1/2026 50,000 50,642
State of Mississippi Series
2016B, G.O. Unlimited,
5.00%, 12/1/2028 155,000 158,222
5.00%, 12/1/2031 (c) 105,000 107,492
5.00%, 12/1/2036 (c) 100,000 102,373
5.00%, 12/1/2026 75,000 76,716
State of Mississippi Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 10/1/2027 120,000 125,282
5.00%, 10/1/2029 130,000 135,572
756,299
Missouri - 0 .5%
Bi-State Development Agency
of the Missouri-Illinois
Metropolitan District
Series 2019, Revenue,
Refunding,
5.00%, 10/1/2026 105,000 106,791

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Missouri - 0.5% continued
City of St. Louis Airport
International Airport,
Series 2005, Revenue,
Refunding, NATL Insured,
5.50%, 7/1/2030 $ 25,000 $ 28,094
Jackson County Reorganized
School District No. 7 Lees
Summit Series 2020, G.O.
Unlimited, Refunding,
4.00%, 3/1/2030 95,000 99,298
Missouri Joint Municipal
Electric Utility
Commission Prairie State
Project, Series 2025,
Revenue, Refunding,
5.00%, 12/1/2028 135,000 143,909
378,092
Nebraska - 0 .5%
Central Plains Energy
Project Gas Project No. 5,
Series 2022-1, Revenue,
Mandatory Put,
5.00%, 5/1/2053 (a)(b) 70,000 73,032
City of Lincoln Electric
System, Series 2018,
Revenue,
5.00%, 9/1/2027 35,000 35,982
5.00%, 9/1/2029 10,000 10,270
City of Lincoln Electric
System Electric System,
Series 2018, Revenue,
5.00%, 9/1/2026 90,000 91,417
City of Omaha Omaha
Convention Center &
Arena, Series 2004, G.O.
Unlimited, Refunding,
5.25%, 4/1/2027 90,000 93,087
Omaha Public Power District
Electric, Series 2016A,
Revenue, Refunding,
5.00%, 2/1/2028 35,000 35,064
338,852
Nevada - 2 .9%
Clark County School District
Building, Series 2018B,
G.O. Limited,
5.00%, 6/15/2029 50,000 53,343
Clark County School District
Building, Series 2024B,
G.O. Limited,
5.00%, 6/15/2028 205,000 216,919
Clark County School District
Building, Series 2025B,
G.O. Limited, Refunding,
5.00%, 6/15/2027 115,000 119,033
County of Clark Series 2017,
G.O. Limited, Refunding,
5.00%, 6/1/2029 80,000 82,823
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Nevada - 2.9% continued
5.00%, 6/1/2030 $ 95,000 $ 98,244
County of Clark Stadium
Improvements, Series
2018A, G.O. Limited,
5.00%, 6/1/2030 110,000 116,490
County of Clark Las Vegas-
McCarran International
Airport Passenger Facility
Charge, Series 2019E,
Revenue, Refunding,
5.00%, 7/1/2029 195,000 211,091
5.00%, 7/1/2026 60,000 60,704
County of Clark Airport
System, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2026 180,000 182,111
Las Vegas Valley Water
District Series 2021A,
G.O. Limited, Refunding,
5.00%, 6/1/2027 70,000 72,467
Las Vegas Valley Water
District Series 2021C,
G.O. Limited, Refunding,
5.00%, 6/1/2028 135,000 143,046
5.00%, 6/1/2026 70,000 70,712
Las Vegas Valley Water
District Series 2022C,
G.O. Limited, Refunding,
5.00%, 6/1/2028 55,000 58,278
State of Nevada Series
2023A, G.O. Limited,
5.00%, 5/1/2027 65,000 67,128
State of Nevada Series
2025A, G.O. Limited,
Refunding,
5.00%, 10/1/2026 185,000 188,380
State of Nevada Highway
Improvement, Series
2016, Revenue,
Refunding,
5.00%, 12/1/2027 40,000 40,381
Truckee Meadows Water
Authority Series 2017,
Revenue, Refunding,
5.00%, 7/1/2028 120,000 124,470
5.00%, 7/1/2030 155,000 160,611
2,066,231
New Hampshire - 0 .2%
State of New Hampshire
Series 2025B, G.O.
Unlimited, Refunding,
5.00%, 11/1/2026 135,000 137,824

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
New Jersey - 1 .1%
New Jersey Economic
Development Authority
School Facilities
Construction Program,
Series 2019LLL, Revenue,
5.00%, 6/15/2029 $ 50,000 $ 53,896
New Jersey Economic
Development Authority
Transit Transportation
Project, Series 2020A,
Revenue,
5.00%, 11/1/2029 85,000 92,269
New Jersey Economic
Development Authority
New Jersey Transit
Corp., Series B, Revenue,
Refunding,
5.00%, 11/1/2026 115,000 117,263
New Jersey Educational
Facilities Authority
Montclair State University,
Inc., Series 2016B,
Revenue, Refunding,
5.00%, 7/1/2030 65,000 65,701
New Jersey Transportation
Trust Fund Authority
Fedral Highway
Reimbursement, Series
2016A1, Revenue,
5.00%, 6/15/2028 135,000 136,264
New Jersey Transportation
Trust Fund Authority
Transportation Trust Fund
Authority, Series 2022AA,
Revenue, Refunding,
5.00%, 6/15/2029 80,000 86,234
New Jersey Transportation
Trust Fund Authority
State of New Jersey,
Series 2023AA, Revenue,
Refunding,
5.00%, 6/15/2026 15,000 15,158
State of New Jersey Covid-19
Emergency Bonds, Series
2020A, G.O. Unlimited,
5.00%, 6/1/2029 185,000 200,214
766,999
New Mexico - 1 .0%
New Mexico Finance
Authority Department
of Transportation,
Series 2018A, Revenue,
Refunding,
5.00%, 6/15/2028 65,000 68,953
New Mexico Finance
Authority Department of
Transportation, Series
2021A, Revenue,
5.00%, 6/15/2030 135,000 149,677
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
New Mexico - 1.0% continued
5.00%, 6/15/2026 $ 100,000 $ 101,125
State of New Mexico Capital
Project, Series 2025, G.O.
Unlimited,
5.00%, 3/1/2029 55,000 59,282
7.00%, 3/1/2030 55,000 64,904
State of New Mexico
Severance Tax Permanent
Fund, Series 2021A,
Revenue,
5.00%, 7/1/2030 80,000 88,455
State of New Mexico
Severance Tax Permanent
Fund, Series 2022B,
Revenue,
5.00%, 7/1/2029 100,000 108,315
640,711
New York - 1 .4%
City of New York Series
2018C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2029 150,000 156,927
Metropolitan Transportation
Authority Series 2016D,
Revenue, Refunding,
5.00%, 11/15/2030 85,000 86,464
5.00%, 11/15/2027 120,000 122,191
Metropolitan Transportation
Authority Series 2018B,
Revenue, Refunding,
5.00%, 11/15/2026 130,000 132,700
Metropolitan Transportation
Authority Series A2,
Revenue, Refunding,
5.00%, 11/15/2026 70,000 71,454
New York City Transitional
Finance Authority Building
Aid, Series 2023S1A,
Revenue, Refunding,
State Aid Withholding,
5.00%, 7/15/2030 30,000 33,334
New York City Transitional
Finance Authority Series
C, Revenue, Refunding,
5.00%, 11/1/2029 150,000 155,033
New York State Dormitory
Authority Non State
Supported Debt, Series
2016A, Revenue,
5.00%, 7/1/2029 75,000 75,863
New York State Dormitory
Authority School District,
Series 2018A, Revenue,
State Aid Withholding,
5.00%, 10/1/2028 155,000 157,537

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
New York - 1.4% continued
Trust for Cultural Resources
of The City of New York
(The) Museum of Modern
Art (The), Series 2016E1,
Revenue, Refunding,
4.00%, 4/1/2027 $ 15,000 $ 15,180
1,006,683
North Carolina - 1 .6%
City of Charlotte Water &
Sewer System, Series
2022A, Revenue,
Refunding,
5.00%, 7/1/2029 195,000 212,178
City of Raleigh Combined
Enterprise System,
Series 2023, Revenue,
Refunding,
5.00%, 9/1/2030 120,000 133,900
County of Cabarrus
Development Corp. Ltd.,
Series 2024A, Revenue,
Refunding,
5.00%, 8/1/2028 65,000 69,208
County of Mecklenburg
Series 2019, G.O.
Unlimited,
5.00%, 3/1/2030 70,000 75,522
5.00%, 3/1/2028 190,000 200,452
County of Mecklenburg
Series 2022, G.O.
Unlimited,
5.00%, 9/1/2030 75,000 83,722
County of Wake Series
2025A, G.O. Unlimited,
5.00%, 4/1/2029 85,000 91,903
State of North Carolina
Series 2017B, Revenue,
Refunding,
5.00%, 5/1/2028 15,000 15,493
5.00%, 5/1/2029 60,000 61,922
State of North Carolina
Garvee, Series 2019,
Revenue,
5.00%, 3/1/2029 165,000 177,497
State of North Carolina
Highway Trust Fund,
Series 2022A, Revenue,
5.00%, 5/1/2030 10,000 11,042
1,132,839
Ohio - 2 .9%
American Municipal Power,
Inc. AMP Fremont Energy
Center, Series 2017A,
Revenue, Refunding,
5.00%, 2/15/2029 40,000 41,951
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Ohio - 2.9% continued
City of Akron Income Tax,
Series 2022, Revenue,
Refunding,
4.00%, 12/1/2026 $ 25,000 $ 25,302
City of Columbus Series
2017A, G.O. Unlimited,
4.00%, 4/1/2029 30,000 30,520
City of Columbus Series
2018A, G.O. Unlimited,
5.00%, 4/1/2030 20,000 21,369
County of Hamilton Sales
Tax, Series 2016A,
Revenue, Refunding,
5.00%, 12/1/2027 155,000 162,282
5.00%, 12/1/2029 120,000 122,731
Lancaster Port Authority Gas
Supply, Series 2024A,
Revenue, Refunding,
Mandatory Put,
5.00%, 2/1/2055 (a)(b) 150,000 159,397
Ohio Water Development
Authority Water Pollution
Control, Series 2017A,
Revenue,
5.00%, 12/1/2028 25,000 25,875
Ohio Water Development
Authority Drinking Water
Assistance Fund, Series
2019, Revenue,
5.00%, 12/1/2029 245,000 267,339
Ohio Water Development
Authority Pollution Control
Facilities, Series 2019A,
Revenue,
5.00%, 6/1/2029 265,000 285,877
Ohio Water Development
Authority Water Pollution
Control, Series 2020A,
Revenue,
5.00%, 6/1/2029 75,000 81,368
Ohio Water Development
Authority Water Pollution
Control, Series 2024D,
Revenue,
5.00%, 12/1/2029 180,000 197,478
State of Ohio Highway
Capital Improvement,
Series 2018V, G.O.
Unlimited,
5.00%, 5/1/2030 245,000 259,399
State of Ohio Series 2019A,
G.O. Unlimited,
5.00%, 6/15/2030 50,000 55,479
State of Ohio Common
School, Series 2021B,
G.O. Unlimited, Refunding,
5.00%, 9/15/2030 100,000 111,520

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Ohio - 2.9% continued
State of Ohio Infrastructure
Improvement, Series
2023A, G.O. Unlimited,
Refunding,
5.00%, 9/1/2030 $ 50,000 $ 55,716
State of Ohio Adult
Correctional Building
Fund, Series 2025A,
Revenue,
5.00%, 10/1/2030 125,000 139,050
5.00%, 10/1/2029 75,000 81,836
2,124,489
Oklahoma - 0 .8%
Canadian County Education
Facilities Authority
Mustang Public Schools
Project, Series 2017,
Revenue,
5.00%, 9/1/2027 190,000 192,576
Canadian County Educational
Facilities Authority
Mustang Public Schools
Project, Series 2017,
Revenue,
5.00%, 9/1/2028 155,000 157,235
Cleveland County
Educational Facilities
Authority Moore Public
Schools Project, Series
2021, Revenue,
4.00%, 6/1/2028 15,000 15,407
Oklahoma Capitol
Improvement Authority
State Facilities, Series
2024A, Revenue,
Refunding,
5.00%, 7/1/2030 50,000 55,199
Oklahoma County
Independent School
District No. 89 Oklahoma
City Series 2023A, G.O.
Unlimited,
3.00%, 7/1/2026 150,000 150,251
570,668
Oregon - 0 .9%
City of Portland Sewer
System, Series 2019A,
Revenue, Refunding,
5.00%, 3/1/2028 70,000 73,758
Multnomah County School
District No. 1J Portland,
Series 2020, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2029 65,000 70,517
State of Oregon Series
2019A, G.O. Unlimited,
5.00%, 5/1/2030 145,000 156,823
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Oregon - 0.9% continued
State of Oregon Article XI-Q
State Project, Series
2023A, G.O. Unlimited,
5.00%, 5/1/2028 $ 75,000 $ 79,404
State of Oregon Article XI-Q
State Project, Series
2024A, G.O. Unlimited,
5.00%, 5/1/2027 115,000 118,840
State of Oregon Department
of Transportation, Series
A, Revenue,
5.00%, 11/15/2026 70,000 71,523
State of Oregon Department
of Transportation, Series
B, Revenue, Refunding,
5.00%, 11/15/2026 55,000 56,196
627,061
Pennsylvania - 3 .0%
City of Philadelphia Series
2017, G.O. Unlimited,
Refunding, AG Insured,
5.00%, 8/1/2027 55,000 57,075
City of Philadelphia Series
2019B, G.O. Unlimited,
5.00%, 2/1/2027 80,000 82,009
City of Philadelphia Series
2021A, G.O. Unlimited,
5.00%, 5/1/2030 90,000 98,757
City of Philadelphia Series
2025C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 105,000 106,408
Commonwealth of
Pennsylvania Series
2019-1, G.O. Unlimited,
Refunding,
5.00%, 7/15/2026 75,000 75,998
Commonwealth of
Pennsylvania Series 2021-
1, G.O. Unlimited,
5.00%, 5/15/2030 100,000 110,376
Commonwealth of
Pennsylvania Series 2022-
1, G.O. Unlimited,
5.00%, 10/1/2026 100,000 101,857
Commonwealth of
Pennsylvania Series 2023-
1, G.O. Unlimited,
5.00%, 9/1/2030 100,000 111,018
Delaware Valley Regional
Financing Authority Series
1998A, Revenue, AMBAC
Insured,
5.50%, 8/1/2028 65,000 69,408

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Pennsylvania - 3.0% continued
Montgomery County
Industrial Development
Authority Constellation
Energy Generation LLC,
Series 2023A, Revenue,
Refunding, Mandatory Put,
4.10%, 4/1/2053 (a)(b) $ 65,000 $ 66,671
Pennsylvania State University
Series B, Revenue,
Refunding,
4.00%, 9/1/2027 60,000 60,522
Pennsylvania Turnpike
Commission Registration
Fee, Series 2005A,
Revenue, AG Insured,
ETM,
5.25%, 7/15/2028 (c) 10,000 10,661
Pennsylvania Turnpike
Commission Registration
Fee, Series 2005A,
Revenue, AG Insured,
5.25%, 7/15/2028 105,000 112,081
Pennsylvania Turnpike
Commission Oil Franchise
Tax, Series 2016A,
Revenue, Refunding,
5.00%, 12/1/2028 25,000 25,570
5.00%, 12/1/2029 140,000 143,175
Pennsylvania Turnpike
Commission Turnpike,
Series 2016A3, Revenue,
Refunding,
5.00%, 12/1/2027 85,000 86,750
Pennsylvania Turnpike
Commission Motor
Licence Fund Enhanced,
Series 2017, Revenue,
Refunding,
5.00%, 12/1/2028 25,000 26,161
Pennsylvania Turnpike
Commission Series 2017-
2, Revenue, Refunding,
5.00%, 12/1/2029 105,000 109,810
Pennsylvania Turnpike
Commission Series
2017B2, Revenue,
Refunding,
5.00%, 6/1/2026 35,000 35,338
Pennsylvania Turnpike
Commission Oil
Franchise, Series A,
Revenue, Refunding,
5.00%, 12/1/2026 70,000 71,569
Philadelphia Authority for
Industrial Development
City of Philadelphia,
Series 2019, Revenue,
Refunding,
5.00%, 10/1/2028 110,000 116,997
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Pennsylvania - 3.0% continued
5.00%, 10/1/2029 $ 150,000 $ 162,669
Southeastern Pennsylvania
Transportation Authority
Series 2017, Revenue,
Refunding,
5.00%, 6/1/2029 10,000 10,320
5.00%, 6/1/2028 25,000 25,841
Southeastern Pennsylvania
Transportation Authority
Asset Improvement
Program, Series 2022,
Revenue,
5.00%, 6/1/2027 255,000 263,662
2,140,703
Rhode Island - 0 .7%
Rhode Island Commerce
Corp. Series 2016B,
Revenue,
5.00%, 6/15/2028 155,000 156,348
5.00%, 6/15/2026 50,000 50,495
5.00%, 6/15/2029 80,000 80,714
Rhode Island Commerce
Corp. Garvee, Series
2020A, Revenue,
5.00%, 5/15/2030 100,000 109,772
Rhode Island Health and
Educational Building
Corp. Brown University,
Series 2017A, Revenue,
Refunding,
5.00%, 9/1/2029 55,000 57,113
454,442
South Carolina - 0 .6%
Beaufort County School
District Series 2025B,
G.O. Unlimited, State
School District Credit
Enhancement Program,
5.00%, 3/1/2028 55,000 57,918
South Carolina Public Service
Authority Series 2025B,
Revenue, Refunding,
5.00%, 12/1/2027 50,000 52,223
5.00%, 12/1/2026 50,000 51,021
South Carolina
Transportation
Infrastructure Bank
Series 2016A, Revenue,
Refunding,
3.00%, 10/1/2029 80,000 80,004
South Carolina
Transportation
Infrastructure Bank Series
2019A, Revenue,
5.00%, 10/1/2026 135,000 137,498
378,664

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Tennessee - 1 .4%
County of Hamilton Series
2018A, G.O. Unlimited,
5.00%, 4/1/2028 $ 55,000 $ 58,128
Metropolitan Government
of Nashville & Davidson
County Series 2017, G.O.
Unlimited,
4.75%, 7/1/2026 105,000 106,176
Metropolitan Government
of Nashville & Davidson
County Series 2018, G.O.
Unlimited,
5.00%, 7/1/2026 115,000 116,428
Metropolitan Government
of Nashville & Davidson
County Series 2022A,
G.O. Unlimited,
4.00%, 1/1/2028 50,000 51,444
Metropolitan Government
of Nashville & Davidson
County Series 2024A,
G.O. Unlimited,
5.00%, 1/1/2030 45,000 49,357
State of Tennessee Series
2021A, G.O. Unlimited,
Refunding,
5.00%, 11/1/2030 65,000 72,748
5.00%, 11/1/2026 125,000 127,636
State of Tennessee Series
2023A, G.O. Unlimited,
5.00%, 5/1/2030 160,000 177,243
Tennessee Energy
Acquisition Corp. Gas
Project, Series 2023A1,
Revenue, Refunding,
Mandatory Put,
5.00%, 5/1/2053 (a)(b) 130,000 133,653
Tennessee State School
Bond Authority Higher
Education Facilities
Project, Series B,
Revenue, Refunding,
State Aid Intercept,
5.00%, 11/1/2026 75,000 76,525
969,338
Texas - 20 .2%
Aldine Independent School
District Series 2017A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 65,000 66,830
Aldine Independent School
District Series 2024B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2030 65,000 71,256
5.00%, 2/15/2028 75,000 78,836
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 20.2% continued
Arlington Independent School
District Series 2020, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2028 $ 55,000 $ 57,754
Austin Independent School
District Series 2016B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 8/1/2026 75,000 76,041
Austin Independent School
District Series 2020, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2030 85,000 94,294
5.00%, 8/1/2029 60,000 65,214
Austin Independent School
District Series 2021, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2030 95,000 105,387
Austin Independent School
District Series 2022B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 8/1/2028 115,000 122,296
Bexar County Hospital
District Ltd. Series 2019,
G.O. Limited, Refunding,
5.00%, 2/15/2030 20,000 20,954
Board of Regents of the
University of Texas
System University of
Texas System, Series
2014B, Revenue,
Refunding,
5.00%, 8/15/2026 180,000 182,754
Board of Regents of the
University of Texas
System University of
Texas System, Series
2016D, Revenue,
5.00%, 8/15/2026 100,000 101,530
Board of Regents of the
University of Texas
System University of
Texas System, Series
2016H, Revenue,
Refunding,
5.00%, 8/15/2026 55,000 55,842
Board of Regents of the
University of Texas
System Series 2020C,
Revenue, Refunding,
5.00%, 8/15/2028 95,000 100,997

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 20.2% continued
Board of Regents of the
University of Texas
System University of
Texas System, Series
2024A, Revenue,
Refunding,
5.00%, 8/15/2026 $ 70,000 $ 71,071
Board of Regents of the
University of Texas
System University of
Texas System, Series
2025A, Revenue,
5.00%, 8/15/2026 140,000 142,142
Central Texas Regional
Mobility Authority
Series 2021D, Revenue,
Refunding,
5.00%, 1/1/2029 150,000 160,007
City of Austin Public
Improvement, Series
2024, G.O. Limited,
Refunding,
5.00%, 9/1/2026 140,000 142,289
City of Austin Water &
Wastewater System,
Series 2016, Revenue,
5.00%, 11/15/2029 15,000 15,301
City of Austin Water &
Wastewater System,
Series 2017, Revenue,
5.00%, 11/15/2028 (c) 5,000 5,212
5.00%, 11/15/2028 95,000 99,340
City of Austin Electric Utility,
Series 2023, Revenue,
Refunding,
5.00%, 11/15/2028 50,000 53,421
City of Austin Electric Utility,
Series 2025, Revenue,
Refunding,
5.00%, 11/15/2026 70,000 71,461
City of Dallas Series 2017,
G.O. Limited, Refunding,
5.00%, 2/15/2029 110,000 112,939
City of Dallas Series 2019A,
G.O. Limited, Refunding,
5.00%, 2/15/2030 95,000 101,854
City of Dallas Series 2024A,
G.O. Limited,
5.00%, 2/15/2029 80,000 85,822
City of Dallas Series 2024C,
G.O. Limited, Refunding,
5.00%, 2/15/2027 115,000 118,148
City of Denton Independent
School Disctrict, Series
2023, G.O. Unlimited, PSF
Guaranty,
5.00%, 8/15/2029 75,000 81,505
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 20.2% continued
City of Fort Worth Series
2025, G.O. Limited,
5.00%, 3/1/2027 $ 190,000 $ 195,297
City of Houston Independent
School Disctrict, Series
2017, G.O. Limited, PSF
Guaranty,
5.00%, 2/15/2030 190,000 195,271
City of Houston Independent
School Disctrict, Series
2017, G.O. Limited,
Refunding, PSF Guaranty,
5.00%, 2/15/2027 75,000 77,104
City of Houston Series
2017A, G.O. Limited,
Refunding,
5.00%, 3/1/2028 80,000 82,254
5.00%, 3/1/2030 115,000 118,222
City of Houston Series
2019A, G.O. Limited,
Refunding,
5.00%, 3/1/2030 85,000 91,346
City of Houston Series 2025,
G.O. Unlimited, Refunding,
5.00%, 3/1/2029 50,000 53,752
City of Houston Combined
Utility System, Series
2002C, Revenue,
Refunding,
5.00%, 11/15/2028 50,000 53,407
City of Houston Combined
Utility System, Series
2016B, Revenue,
Refunding,
5.00%, 11/15/2029 85,000 86,743
City of Houston Combined
Utility System, Series
2017B, Revenue,
Refunding,
5.00%, 11/15/2028 25,000 26,133
5.00%, 11/15/2026 110,000 112,335
City of Houston Airport
System, Series 2018B,
Revenue, Refunding,
5.00%, 7/1/2030 120,000 126,626
5.00%, 7/1/2027 215,000 222,613
5.00%, 7/1/2029 105,000 110,899
City of Houston Airport
System, Series 2018D,
Revenue, Refunding,
5.00%, 7/1/2028 50,000 52,924
City of Houston Airport
System, Series 2020B,
Revenue, Refunding,
5.00%, 7/1/2028 95,000 100,672

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 20.2% continued
City of Houston Combined
Utility System, Series
2020C, Revenue,
Refunding,
5.00%, 11/15/2030 $ 55,000 $ 61,197
City of Houston Airport
System, Series 2023B,
Revenue, Refunding, AG
Insured,
5.00%, 7/1/2028 90,000 95,285
City of Laredo Series 2025,
G.O. Limited, Refunding,
5.00%, 2/15/2027 90,000 92,343
City of San Antonio Series
2019, G.O. Limited,
Refunding,
5.00%, 8/1/2027 55,000 57,188
City of San Antonio
Electric & Gas Systems,
Series 2016, Revenue,
Refunding,
5.00%, 2/1/2029 20,000 20,272
City of San Antonio
Electric & Gas Systems,
Series 2019, Revenue,
Refunding,
4.00%, 2/1/2027 95,000 96,534
4.00%, 2/1/2028 210,000 216,634
City of San Antonio Water
System, Series 2020A,
Revenue, Refunding,
5.00%, 5/15/2028 105,000 111,093
City of San Antonio Water
System, Series 2023A,
Revenue, Refunding,
5.00%, 5/15/2027 190,000 196,403
Collin County Community
College District Series
2018, G.O. Limited,
4.00%, 8/15/2030 85,000 86,703
Collin County Community
College District Series
2020A, G.O. Limited,
5.00%, 8/15/2026 185,000 187,683
Comal Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2030 75,000 82,157
Conroe Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2028 150,000 157,798
Corpus Christi Independent
School District Series
2019, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2028 145,000 154,145
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 20.2% continued
County of Harris Series
2022A, G.O. Limited,
Refunding,
5.00%, 8/15/2026 $ 100,000 $ 101,531
County of Harris Series
2007C, G.O. Unlimited,
Refunding, AG Insured,
5.25%, 8/15/2029 80,000 87,711
5.25%, 8/15/2030 185,000 207,383
County of Harris Toll Road,
Series 2016A, Revenue,
Refunding,
5.00%, 8/15/2027 115,000 116,599
County of Harris
Metropolitan Transit
Authority, Series 2018,
Revenue,
5.00%, 11/1/2027 60,000 62,671
County of Harris Toll Road,
Series 2018A, Revenue,
Refunding,
5.00%, 8/15/2028 110,000 115,785
County of Harris Toll Road,
Series 2021, Revenue,
Refunding,
5.00%, 8/15/2028 140,000 148,571
County of Harris Toll Road,
Series 2022A, Revenue,
Refunding,
5.00%, 8/15/2027 80,000 83,118
5.00%, 8/15/2026 135,000 137,041
County of Harris Houston
Sports Authority, Series
2024A, Revenue,
Refunding, AG Insured,
5.00%, 11/15/2027 40,000 41,641
County of North Harris
Regional Water Authority,
Series 2016, Revenue,
Refunding,
5.00%, 12/15/2027 70,000 71,538
5.00%, 12/15/2029 80,000 81,766
Dallas Area Rapid Transit
Series 2007, Revenue,
Refunding, AMBAC
Insured,
5.25%, 12/1/2029 75,000 82,422
Dallas County Utility &
Reclamation District
Series 2016, G.O.
Unlimited, Refunding,
5.00%, 2/15/2027 35,000 35,888
Dallas Fort Worth
International Airport
Series 2020A, Revenue,
Refunding,
5.00%, 11/1/2028 50,000 53,321

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 20.2% continued
Dallas Fort Worth
International Airport
Series 2020B, Revenue,
Refunding,
5.00%, 11/1/2028 $ 55,000 $ 58,653
Dallas Independent School
District Series 2021A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2028 95,000 99,959
Ector County Independent
School District Series
2024A, G.O. Unlimited,
PSF Guaranty,
5.00%, 8/15/2026 225,000 228,431
Fort Bend Independent
School District Series
2018, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2029 60,000 62,291
5.00%, 8/15/2030 55,000 57,095
Fort Bend Independent
School District Series
2019B, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 2/15/2030 70,000 73,560
5.00%, 2/15/2028 165,000 173,438
Fort Bend Independent
School District Series
2025A, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2026 105,000 106,601
Garland Independent School
District Series 2023A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2030 90,000 98,773
Gregory-Portland
Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2027 90,000 92,504
Hurst-Euless-Bedford
Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2029 55,000 59,730
5.00%, 8/15/2030 175,000 193,718
5.00%, 8/15/2026 65,000 66,003
Lamar Consolidated
Independent School
District Series 2024A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2028 250,000 263,050
5.00%, 2/15/2029 120,000 129,031
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 20.2% continued
Lewisville Independent
School District Series
2020, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2029 $ 145,000 $ 157,734
5.00%, 8/15/2030 90,000 97,734
5.00%, 8/15/2026 165,000 167,443
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2019,
Revenue, Refunding,
5.00%, 5/15/2030 50,000 53,768
5.00%, 5/15/2029 65,000 69,926
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2023,
Revenue, Refunding, AG
Insured,
5.00%, 5/15/2028 85,000 89,772
5.00%, 5/15/2029 85,000 91,640
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2023A,
Revenue, Refunding, AG
Insured,
5.00%, 5/15/2029 185,000 199,452
Lower Colorado River
Authority Series 2025A,
Revenue, Refunding,
5.00%, 5/15/2027 125,000 129,092
Metropolitan Transit
Authority of Harris
County Sales & Use Tax,
Series 2016A, Revenue,
Refunding,
5.00%, 11/1/2029 30,000 30,563
North East Independent
School District Series
2007, G.O. Unlimited,
Refunding, PSF Guaranty,
5.25%, 2/1/2028 75,000 79,191
North East Independent
School District Series
2025, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/1/2026 195,000 197,820
5.00%, 8/1/2027 215,000 223,552
North Texas Tollway
Authority Tollway System,
Series 2017B, Revenue,
Refunding,
5.00%, 1/1/2028 20,000 20,000
North Texas Tollway
Authority Series 2025A,
Revenue, Refunding,
5.00%, 1/1/2029 80,000 85,717

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 20.2% continued
Northside Independent
School District Series
2018, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2029 $ 85,000 $ 88,342
Pecos Barstow Toyah
Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2030 75,000 78,798
5.00%, 2/15/2027 125,000 128,394
Permanent University Fund
- University of Texas
System Series 2006B,
Revenue, Refunding,
5.25%, 7/1/2026 175,000 177,382
Permanent University Fund
- University of Texas
System Series 2022A,
Revenue,
5.00%, 7/1/2026 105,000 106,300
Permanent University Fund
- University of Texas
System Series 2023,
Revenue,
5.00%, 7/1/2030 55,000 60,820
5.00%, 7/1/2029 50,000 54,198
Permanent University Fund
- University of Texas
System Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2030 150,000 166,008
Plano Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2027 130,000 133,647
Port Authority of Houston
Series 2020A2, G.O.
Unlimited, Refunding,
5.00%, 10/1/2029 15,000 16,284
State of Texas Series 2018A,
G.O. Unlimited, Refunding,
5.00%, 10/1/2026 90,000 91,665
5.00%, 10/1/2027 75,000 78,275
Tarrant County College
District Series 2020, G.O.
Limited,
5.00%, 8/15/2027 75,000 77,996
Tarrant Regional Water
District Water Supply
System, Series 2024,
Revenue, Refunding,
5.00%, 3/1/2030 50,000 54,837
Texas Municipal Gas
Acquisition & Supply
Corp. III Gas Supply,
Series 2021, Revenue,
Refunding,
5.00%, 12/15/2029 150,000 159,018
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 20.2% continued
Texas Public Finance
Authority Texas Facilities
Commission, Series 2019,
Revenue, Refunding,
5.00%, 2/1/2030 $ 85,000 $ 91,349
Texas State University
System Series 2017A,
Revenue, Refunding,
5.00%, 3/15/2028 210,000 216,092
5.00%, 3/15/2029 110,000 113,174
Texas Transportation
Commission Series 2024,
G.O. Unlimited, Refunding,
5.00%, 4/1/2028 65,000 68,654
5.00%, 4/1/2027 215,000 221,723
Texas Water Development
Board State Revolving
Fund, Series 2018,
Revenue,
5.00%, 8/1/2029 25,000 25,928
Texas Water Development
Board State Water
Implementation Fund,
Series 2018A, Revenue,
5.00%, 10/15/2029 100,000 105,689
Texas Water Development
Board State Revolving
Fund, Series 2019,
Revenue,
5.00%, 8/1/2029 70,000 76,130
Texas Water Development
Board State Revolving
Fund, Series 2020,
Revenue,
5.00%, 8/1/2028 75,000 79,834
5.00%, 8/1/2029 105,000 114,196
Texas Water Development
Board State Revolving
Fund, Series 2021,
Revenue,
5.00%, 8/1/2028 205,000 218,212
Texas Water Development
Board Master Trust,
Series 2022, Revenue,
5.00%, 10/15/2029 60,000 65,550
Texas Water Development
Board Master Trust,
Series 2024A, Revenue,
5.00%, 10/15/2030 145,000 161,427
Texas Water Development
Board Master Trust,
Series 2025, Revenue,
5.00%, 10/15/2027 55,000 57,378
Trinity River Authority
Regional Wastewater
System, Series 2018,
Revenue, Refunding,
5.00%, 8/1/2029 100,000 106,192

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 20.2% continued
Trinity River Authority
Regional Wastewater
System, Series 2019,
Revenue, Refunding,
5.00%, 8/1/2029 $ 180,000 $ 195,185
University of Houston
Series 2020A, Revenue,
Refunding,
5.00%, 2/15/2027 100,000 102,759
University of Houston
Series 2022A, Revenue,
Refunding,
5.00%, 2/15/2029 115,000 123,304
5.00%, 2/15/2030 60,000 65,657
5.00%, 2/15/2028 90,000 94,435
University of North Texas
Series 2017A, Revenue,
Refunding,
5.00%, 4/15/2029 15,000 15,455
University of North Texas
Series 2025A, Revenue,
Refunding,
5.00%, 4/15/2030 25,000 27,466
14,482,510
Utah - 1 .6%
Intermountain Power Agency
Power Supply, Series
2023A, Revenue,
5.00%, 7/1/2029 10,000 10,786
5.00%, 7/1/2028 100,000 105,717
5.00%, 7/1/2026 100,000 101,189
Nebo School District Series
2022, G.O. Unlimited,
Refunding, School Bond
Guaranty,
5.00%, 7/1/2027 80,000 82,954
5.00%, 7/1/2026 125,000 126,517
State of Utah Series 2017,
G.O. Unlimited,
5.00%, 7/1/2026 85,000 86,069
State of Utah Series 2018,
G.O. Unlimited,
5.00%, 7/1/2027 130,000 134,897
State of Utah Series 2020,
G.O. Unlimited,
5.00%, 7/1/2029 55,000 59,133
5.00%, 7/1/2026 215,000 217,705
Utah State Transit Authority
Series 2016, Revenue,
Refunding,
3.00%, 12/15/2027 220,000 220,233
1,145,200
Virginia - 2 .0%
City of Alexandria Series
2023, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/15/2029 70,000 76,811
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Virginia - 2.0% continued
County of Fairfax Series
2021A, G.O. Unlimited,
State Aid Withholding,
4.00%, 10/1/2026 $ 130,000 $ 131,469
Hampton Roads Sanitation
District Wastewater,
Series 2016A, Revenue,
5.00%, 8/1/2030 (c) 105,000 106,520
Virginia College Building
Authority 21st Century
College Program,
Series 2017E, Revenue,
Refunding,
5.00%, 2/1/2029 65,000 68,384
5.00%, 2/1/2030 55,000 57,868
Virginia College Building
Authority 21st Century
College Program, Series
2019A, Revenue,
5.00%, 2/1/2030 30,000 32,262
Virginia College Building
Authority 21st Century
College & Equipment
Project, Series 2021A,
Revenue,
5.00%, 2/1/2030 50,000 54,938
Virginia College Building
Authority 21st Century
College & Equipment
Project, Series 2024A,
Revenue,
5.00%, 2/1/2027 130,000 133,516
Virginia Commonwealth
Transportation Board
Transportation Capital
Project, Series 2024,
Revenue, Refunding,
5.00%, 5/15/2027 175,000 181,018
Virginia Public Building
Authority Public Facilities,
Series 2021A1, Revenue,
5.00%, 8/1/2029 125,000 135,992
5.00%, 8/1/2030 55,000 61,087
Virginia Public School
Authority School
Financing 1997
Resolution, Series 2025B,
Revenue, Refunding,
State Aid Withholding,
5.00%, 8/1/2026 115,000 116,630
Wise County Industrial
Development Authority
Electric & Power Co.
Project, Series 2009A,
Revenue, Mandatory Put,
3.13%, 10/1/2040 (a)(b) 125,000 125,441
1,281,936

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Washington - 7 .6%
Central Puget Sound
Regional Transit Authority
Sales Motor Vehicle &
Rental Car Tax, Series
2021S1, Revenue,
Refunding,
5.00%, 11/1/2029 $ 160,000 $ 175,339
City of Seattle Series 2021A,
G.O. Limited, Refunding,
5.00%, 12/1/2027 50,000 52,416
City of Seattle Series 2022A,
G.O. Limited, Refunding,
4.00%, 9/1/2027 50,000 51,285
City of Seattle Municipal
Light & Power, Series
2017C, Revenue,
Refunding,
5.00%, 9/1/2029 105,000 109,329
City of Seattle Municipal
Light & Power, Series
2020A, Revenue,
5.00%, 7/1/2027 135,000 140,085
City of Seattle Drain &
Wastewater, Series 2021,
Revenue, Refunding,
5.00%, 9/1/2029 100,000 108,920
City of Seattle Drain &
Wastewater, Series 2022,
Revenue, Refunding,
5.00%, 9/1/2027 55,000 57,304
City of Seattle Water System,
Series 2025, Revenue,
Refunding,
5.00%, 5/1/2027 125,000 129,174
County of King Series 2017,
G.O. Limited, Refunding,
5.00%, 7/1/2027 65,000 67,429
County of King Series 2019,
G.O. Limited,
5.00%, 1/1/2030 10,000 10,728
County of King Sewer,
Series 2016B, Revenue,
Refunding,
4.00%, 7/1/2030 50,000 50,293
5.00%, 7/1/2027 10,000 10,114
5.00%, 7/1/2026 215,000 217,662
County of King Sewer, Series
2018B, Revenue,
5.00%, 7/1/2028 140,000 148,702
5.00%, 7/1/2027 75,000 77,825
Energy Northwest Project 3
Electric, Series 2016A,
Revenue, Refunding,
5.00%, 7/1/2028 85,000 86,051
5.00%, 7/1/2026 100,000 101,238
Energy Northwest Project 1,
Series 2017A, Revenue,
Refunding,
5.00%, 7/1/2028 40,000 41,490
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Washington - 7.6% continued
5.00%, 7/1/2028 $ 120,000 $ 124,470
Energy Northwest Project 3
Electric, Series 2018C,
Revenue, Refunding,
5.00%, 7/1/2027 125,000 129,709
Energy Northwest Project 1
Electric, Series 2021A,
Revenue, Refunding,
5.00%, 7/1/2026 95,000 96,176
Energy Northwest Project 1
Electric, Series 2022A,
Revenue, Refunding,
5.00%, 7/1/2028 125,000 132,707
5.00%, 7/1/2026 90,000 91,114
Energy Northwest Columbia
Generating Station
Electric, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2030 100,000 110,928
Energy Northwest Project 1
Electric, Series 2024B,
Revenue, Refunding,
5.00%, 7/1/2028 160,000 169,866
5.00%, 7/1/2026 100,000 101,238
Energy Northwest Project 1
Electric, Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2027 60,000 62,260
King County School District
No. 401 Highline, Series
2017, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2027 60,000 61,274
King County School District
No. 401 Highline Series
2017, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2028 50,000 51,052
King County School District
No. 405 Bellevue, Series
2016, G.O. Unlimited,
Refunding, School Bond
Guaranty,
5.00%, 12/1/2026 155,000 158,519
King County School District
No. 412 Shoreline, Series
2021A, G.O. Unlimited,
Refunding, School Bond
Guaranty,
4.00%, 12/1/2027 75,000 77,087
4.00%, 12/1/2026 215,000 217,892
Pierce County School District
No. 10 Tacoma, Series
2024, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2027 70,000 73,248

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Washington - 7.6% continued
Pierce County School District
No. 3 Puyallup, Series
2017, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2028 $ 65,000 $ 67,211
Port of Seattle Series 2022A,
Revenue, Refunding,
5.00%, 8/1/2029 125,000 135,868
Spokane County School
District No. 81 Spokane,
Series 2021, G.O.
Unlimited, Refunding,
School Bond Guaranty,
4.00%, 12/1/2029 75,000 79,125
Spokane County School
District No. 81 Spokane
Series 2021, G.O.
Unlimited, Refunding,
School Bond Guaranty,
4.00%, 12/1/2028 210,000 218,906
State of Washington Series
2017D, G.O. Unlimited,
5.00%, 2/1/2030 30,000 30,785
State of Washington Series
2018A, G.O. Unlimited,
5.00%, 8/1/2026 85,000 86,239
5.00%, 8/1/2030 75,000 77,866
State of Washington Series
2022D, G.O. Unlimited,
Refunding,
4.00%, 7/1/2029 120,000 126,149
State of Washington Series
2025A, G.O. Unlimited,
5.00%, 8/1/2030 25,000 27,744
State of Washington Series
E-2017A, G.O. Unlimited,
Refunding,
5.00%, 8/1/2030 105,000 106,360
State of Washington Series
R-2017B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2030 105,000 106,360
State of Washington Series
R-2018D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 50,000 50,729
State of Washington Series
R-2020D, G.O. Unlimited,
Refunding,
5.00%, 7/1/2026 60,000 60,749
State of Washington Series
R-2022C, G.O. Unlimited,
Refunding,
4.00%, 7/1/2027 105,000 107,452
State of Washington Series
R-2023B, G.O. Unlimited,
Refunding,
5.00%, 7/1/2030 65,000 72,015
5.00%, 7/1/2026 75,000 75,936
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Washington - 7.6% continued
State of Washington Series
R-2024C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 $ 120,000 $ 121,749
State of Washington Series
R-2025A, G.O. Unlimited,
Refunding,
4.00%, 7/1/2026 75,000 75,568
State of Washington Series
R-2025D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 125,000 126,822
University of Washington
Series 2024A, Revenue,
5.00%, 4/1/2029 55,000 59,274
5.00%, 4/1/2028 105,000 110,694
University of Washington
Series 2025A, Revenue,
Refunding,
5.00%, 4/1/2030 125,000 137,597
5.00%, 4/1/2028 130,000 137,050
5,491,172
West Virginia - 0 .6%
State of West Virginia Series
2018A, G.O. Unlimited,
5.00%, 6/1/2029 40,000 42,457
5.00%, 12/1/2028 120,000 127,332
State of West Virginia Series
2018B, G.O. Unlimited,
5.00%, 6/1/2030 25,000 26,520
State of West Virginia Series
2019A, G.O. Unlimited,
5.00%, 12/1/2029 80,000 86,820
5.00%, 6/1/2030 115,000 124,672
407,801
Wisconsin - 3 .4%
City of Madison Series
2025D, G.O. Unlimited,
5.00%, 10/1/2026 50,000 50,894
Green Bay Area Public School
District G.O. Unlimited,
5.00%, 4/1/2027 190,000 195,700
State of Wisconsin Series
2017-1, G.O. Unlimited,
Refunding,
5.00%, 11/1/2028 70,000 72,376
5.00%, 11/1/2027 70,000 72,344
State of Wisconsin Series
2017-2, G.O. Unlimited,
Refunding,
5.00%, 11/1/2026 150,000 153,126
State of Wisconsin Series
2017-3, G.O. Unlimited,
Refunding,
5.00%, 11/1/2028 20,000 20,679
5.00%, 11/1/2029 50,000 51,716
5.00%, 11/1/2030 165,000 170,627
5.00%, 11/1/2026 125,000 127,605

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Short-Term Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Wisconsin - 3.4% continued
State of Wisconsin Series
2019B, G.O. Unlimited,
5.00%, 5/1/2027 $ 110,000 $ 113,688
State of Wisconsin Series
2020-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2029 75,000 81,224
State of Wisconsin Series
2020B, G.O. Unlimited,
5.00%, 5/1/2030 110,000 119,238
State of Wisconsin Series
2021-2, G.O. Unlimited,
Refunding,
5.00%, 5/1/2028 85,000 89,957
State of Wisconsin Series
2024-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2028 105,000 111,124
5.00%, 5/1/2029 70,000 75,809
State of Wisconsin
Transportation, Series
2017-1, Revenue,
Refunding,
5.00%, 7/1/2028 145,000 150,400
5.00%, 7/1/2026 110,000 111,319
State of Wisconsin
Transportation, Series
2017-2, Revenue,
Refunding,
5.00%, 7/1/2027 150,000 155,470
5.00%, 7/1/2030 115,000 119,341
5.00%, 7/1/2029 210,000 217,875
Wisconsin Department of
Transportation Vehicle
Fee, Series 2017-2,
Revenue, Refunding,
5.00%, 7/1/2026 120,000 121,439
2,381,951
Total Municipal Bonds
(Cost $70,117,739) 70,292,191
Total Investments - 98.5%
(Cost $70,117,739) 70,292,191
Other assets less liabilities - 1.5% 1,058,670
NET ASSETS - 100.0% $71,350,861
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of December 31, 2025.
(b) Maturity date represents the puttable date.
(c) Pre-refunded security. Maturity date disclosed is earliest of the next put date or final maturity date.
Percentages shown are based on Net Assets.
Abbreviations
CWA Clean Water Act
ETM Escrowed to Maturity
G.O. General Obligation
LCRA Lower Colorado River Authority
PSF Permanent School Fund
As of December 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 184,527
Aggregate gross unrealized depreciation (10,057)
Net unrealized appreciation $ 174,470
Federal income tax cost $ 70,117,721
Security Type % of Net Assets
Municipal Bonds 98 .5%
Others
(1)
1 .5
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 70,292 $ — $ 70,292
Total
Investments $ — $70,292 $ — $70,292
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust Tax-Exempt Bond ETF
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .6%
Alabama - 3 .3%
Alabama Public School
and College Authority
Series 2020A, Revenue,
Refunding,
5.00%, 11/1/2034 $ 75,000 $ 82,246
Black Belt Energy Gas
District Gas Project,
Series 2023C, Revenue,
Mandatory Put,
5.50%, 10/1/2054 (a)(b) 50,000 54,946
Black Belt Energy Gas
District Gas Project,
Series 2025D, Revenue,
Refunding, Mandatory Put,
5.00%, 12/1/2055 (a)(b) 70,000 75,138
Black Belt Energy Gas
District Gas Project,
Series 2025E, Revenue,
Mandatory Put,
5.00%, 12/1/2055 (a)(b) 100,000 106,940
County of Jefferson Sales
& Use Tax, Series 2017,
Revenue, Refunding,
5.00%, 9/15/2027 65,000 66,705
Energy Southeast A
Cooperative District
Series 2023A1, Revenue,
Mandatory Put,
5.50%, 11/1/2053 (a)(b) 90,000 98,322
Lower Alabama Gas
District Gas Project,
Series 2025A, Revenue,
Refunding,
5.00%, 12/1/2033 (a) 70,000 73,993
Southeast Energy Authority
A Cooperative District
Series 2024C, Revenue,
Mandatory Put,
5.00%, 10/1/2055 (a)(b) 50,000 54,019
Southeast Energy Authority
A Cooperative District
Series 2025A, Revenue,
Mandatory Put,
5.00%, 1/1/2056 (a)(b) 75,000 78,145
Southeast Energy Authority
A Cooperative District
Gas Supply, Series 2025F,
Revenue,
5.25%, 11/1/2030 70,000 76,035
Southeast Energy Authority
A Cooperative District
Gas Supply, Series 2025F,
Revenue, Mandatory Put,
5.25%, 11/1/2055 (a)(b) 70,000 76,962
843,451
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Alaska - 0 .2%
State of Alaska International
Airports System, Series
2025A, Revenue,
Refunding,
5.00%, 10/1/2034 $ 40,000 $ 45,857
Arizona - 1 .0%
Arizona Transportation Board
Highway Series 2023,
Revenue, Refunding,
5.00%, 7/1/2026 20,000 20,255
City of Mesa Utility System,
Series 2017, Revenue,
3.25%, 7/1/2041 80,000 73,311
City of Mesa Utility System,
Series 2023, Revenue,
5.00%, 7/1/2046 80,000 83,871
Maricopa County Special
Health Care District
Integrated Health
Serivces, Series 2018C,
G.O. Unlimited,
5.00%, 7/1/2031 60,000 63,355
240,792
Arkansas - 0 .4%
University of Arkansas
Medical Sciences, Series
2021A, Revenue,
5.00%, 12/1/2045 85,000 88,324
California - 7 .6%
California State Public Works
Board Various Capital
Projects, Series 2022A,
Revenue, Refunding,
5.00%, 8/1/2034 40,000 45,010
California State Public Works
Board Various Capital
Projects, Series 2023C,
Revenue, Refunding,
5.00%, 9/1/2027 10,000 10,437
California State Public Works
Board Various Capital
Projects, Series 2023D,
Revenue,
5.00%, 11/1/2044 85,000 91,800
California State Public Works
Board May Lee State
Office Complex, Series
2024A, Revenue,
5.00%, 4/1/2045 55,000 59,167
California State University
Series 2024A, Revenue,
5.50%, 11/1/2046 180,000 200,871
Central Valley Energy
Authority Series 2025,
Revenue, Mandatory Put,
5.00%, 12/1/2055 (a)(b) 70,000 76,250

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
California - 7.6% continued
City & County of San
Francisco Earthquack
Safety and Emergency
Response, Series 2025B1,
G.O. Unlimited,
5.00%, 6/15/2045 $ 45,000 $ 48,460
City of San Francisco Public
Utilities Commission
Water, Series 2025D,
Revenue,
5.00%, 11/1/2051 195,000 206,837
Coast Community College
District Series 2019F, G.O.
Unlimited,
3.00%, 8/1/2038 30,000 28,421
Desert Community College
District Election of
2016, Series 2024, G.O.
Unlimited,
4.00%, 8/1/2045 155,000 152,201
Elk Grove Unified School
District Election of
2016, Series 2023, G.O.
Unlimited,
4.00%, 8/1/2043 45,000 45,060
Foothill-De Anza Community
College District Series
2021A, G.O. Unlimited,
Refunding,
3.00%, 8/1/2037 45,000 43,498
3.00%, 8/1/2038 50,000 47,464
Long Beach Bond Finance
Authority Natural Gas
Purchase, Series 2007A,
Revenue,
5.50%, 11/15/2030 30,000 33,469
5.50%, 11/15/2032 40,000 46,036
Los Angeles County Public
Works Financing Authority
County of Los Angeles,
Series 2022G, Revenue,
Refunding,
5.00%, 12/1/2037 25,000 27,987
Los Angeles Department
of Water & Power Power
System, Series 2023D,
Revenue, Refunding,
5.00%, 7/1/2042 70,000 75,005
Los Angeles Department
of Water & Power Water
System, Series 2024A,
Revenue,
5.00%, 7/1/2039 75,000 83,473
San Diego County Regional
Transportation
Commission Series
2023A, Revenue,
Refunding,
5.00%, 4/1/2035 30,000 35,341
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
California - 7.6% continued
San Francisco City &
County San Francisco
International Airport
Commission, Series
2023B, Revenue,
Refunding,
5.00%, 5/1/2043 $ 45,000 $ 48,946
San Francisco City &
County San Francisco
International Airport
Commission, Series
2024B, Revenue,
Refunding,
5.00%, 5/1/2044 30,000 32,578
San Jose Redevelopment
Agency Successor
Agency Series 2017A, Tax
Allocation, Refunding,
5.00%, 8/1/2035 75,000 77,542
Southern California Public
Power Authority Southern
Tansmission Systme
Renewal Project, Series
2024-1, Revenue,
5.00%, 7/1/2042 115,000 124,152
State of California G.O.
Unlimited,
5.00%, 10/1/2026 25,000 25,157
University of California Series
2022BK, Revenue,
5.00%, 5/15/2052 280,000 291,642
1,956,804
Colorado - 1 .0%
City of Colorado Springs
Utilities System
Improvement, Series
2025A, Revenue,
5.25%, 11/15/2050 70,000 75,309
State of Colorado Series
2020A, Certificate of
Participation,
5.00%, 12/15/2033 35,000 38,539
State of Colorado Series
2021A, Certificate of
Participation,
5.00%, 12/15/2033 30,000 33,597
State of Colorado Series
2022, Certificate of
Participation,
6.00%, 12/15/2041 25,000 28,752
Weld County School District
No. 6 Greeley Series 2020,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2037 60,000 64,064
240,261

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Connecticut - 0 .3%
State of Connecticut
Transportation
Infrastructure, Series
2024A2, Special Tax,
5.00%, 7/1/2032 $ 40,000 $ 45,706
5.00%, 7/1/2038 25,000 28,507
74,213
Delaware - 0 .6%
Delaware Transportation
Authority Transportation
System, Series 2016,
Revenue, Refunding,
5.00%, 7/1/2027 30,000 30,365
Delaware Transportation
Authority Transportation
System, Series 2020,
Revenue, Refunding,
5.00%, 7/1/2027 85,000 88,266
5.00%, 9/1/2027 45,000 46,885
165,516
District of Columbia - 3 .1%
District of Columbia Series
2018B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2029 45,000 47,657
District of Columbia Series
2021D, G.O. Unlimited,
5.00%, 2/1/2038 65,000 70,537
5.00%, 2/1/2046 45,000 46,482
District of Columbia Series
2024A, G.O. Unlimited,
5.00%, 8/1/2036 65,000 74,926
District of Columbia Income
Tax, Series 2019A,
Revenue,
5.00%, 3/1/2036 70,000 74,893
District of Columbia
Federal Highway Grant
Anticipation Note, Series
2020, Revenue,
5.00%, 12/1/2031 120,000 130,540
District of Columbia Series
2020C, Revenue,
5.00%, 5/1/2035 45,000 48,942
Washington Metropolitan
Area Transit Authority
Series 2017B, Revenue,
5.00%, 7/1/2027 45,000 46,648
5.00%, 7/1/2037 30,000 30,738
Washington Metropolitan
Area Transit Authority
Washington Metropolitan
Area Transit Authority,
Series 2018, Revenue,
5.00%, 7/1/2034 105,000 108,037
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
District of Columbia - 3.1% continued
Washington Metropolitan
Area Transit Authority
Dedicated, Series 2020A,
Revenue,
5.00%, 7/15/2034 $ 25,000 $ 27,212
5.00%, 7/15/2036 25,000 26,989
Washington Metropolitan
Area Transit Authority
Series 2021A, Revenue,
4.00%, 7/15/2034 55,000 57,659
791,260
Florida - 6 .3%
Central Florida Expressway
Authority Series 2018,
Revenue,
5.00%, 7/1/2048 45,000 45,804
Central Florida Expressway
Authority Series 2024A,
Revenue, AG Insured,
5.00%, 7/1/2049 85,000 89,484
Central Florida Expressway
Authority Series 2025A,
Revenue,
5.00%, 7/1/2039 65,000 73,786
City of Jacksonville Series
2022A, Revenue,
Refunding,
5.00%, 10/1/2028 60,000 63,899
City of Orlando Camping
World Stadium, Series
2025, Revenue, AG
Insured,
5.50%, 11/1/2050 75,000 81,845
County of Broward Water &
Sewer Utility, Series 2025,
Revenue, Refunding,
5.00%, 10/1/2032 60,000 69,055
County of Miami-Dade Series
2016A, G.O. Unlimited,
Refunding,
5.00%, 7/1/2036 50,000 50,439
County of Miami-Dade Water
& Sewer System, Series
2025A, Revenue,
4.50%, 10/1/2051 45,000 43,818
Florida State of Education
Public Education Capital
Outlay, Series 2020A,
G.O. Unlimited, Refunding,
5.00%, 6/1/2028 45,000 47,726
Florida State of Education
Public Education Capital
Outlay, Series 2022A,
G.O. Unlimited, Refunding,
5.00%, 6/1/2031 55,000 62,199

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Florida - 6.3% continued
Jacksonville Electric
Authority Electric System,
Series 2020A3, Revenue,
Refunding,
5.00%, 10/1/2034 $ 110,000 $ 119,442
Palm Beach County
School Board Series
2020A, Certificate of
Participation,
5.00%, 8/1/2034 30,000 32,618
Palm Beach County
School District Series
2020A, Certificate of
Participation,
5.00%, 8/1/2033 80,000 87,226
Palm Beach County
School District Series
2021A, Certificate of
Participation,
5.00%, 8/1/2036 60,000 65,827
Polk County School District
Sales Tax, Series 2019,
Revenue,
5.00%, 10/1/2032 40,000 43,159
School District of
Broward County Series
2020A, Certificate of
Participation,
5.00%, 7/1/2032 50,000 54,592
State of Florida Department
of Transportation, Series
2017A, G.O. Unlimited,
3.13%, 7/1/2035 55,000 54,619
State of Florida Board of
Public Education, Series
2022C, G.O. Unlimited,
Refunding,
5.00%, 6/1/2027 45,000 46,599
State of Florida Department
of Transportation
Financing Corp., Series
2018, Revenue,
5.00%, 7/1/2032 45,000 47,571
State of Florida Department
of Transportation Turnpike
System, Series 2019A,
Revenue, Refunding,
5.00%, 7/1/2028 25,000 26,529
5.00%, 7/1/2031 70,000 74,368
5.00%, 7/1/2032 45,000 47,717
State of Florida Department
of Transportation, Series
2021A, Revenue,
5.00%, 7/1/2027 50,000 51,793
State of Florida Department
of Transportation Turnpike
System, Series 2025B,
Revenue,
5.00%, 7/1/2055 75,000 78,705
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Florida - 6.3% continued
State of Florida Department
of Transportation Turnpike
System, Series 2025D,
Revenue,
4.25%, 7/1/2055 $ 100,000 $ 96,428
Town of Davie Educational
Facilities Nova
Southeastern University
Project, Series 2018,
Revenue, Refunding,
5.00%, 4/1/2048 50,000 50,501
1,605,749
Georgia - 2 .0%
County of Fulton Water &
Sewerage, Series 2025,
Revenue, Refunding,
5.00%, 1/1/2033 65,000 74,982
Main Street Natural Gas, Inc.
Gas Supply, Series 2024C,
Revenue, Mandatory Put,
5.00%, 12/1/2054 (a)(b) 130,000 139,245
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2017C,
Revenue, Refunding,
3.25%, 7/1/2039 175,000 162,326
State of Georgia Series
2016C, G.O. Unlimited,
Refunding,
5.00%, 7/1/2026 15,000 15,188
State of Georgia Series
2016E, G.O. Unlimited,
Refunding,
5.00%, 12/1/2026 45,000 46,030
State of Georgia Ports
Authority, Series 2021,
Revenue,
5.00%, 7/1/2033 50,000 55,999
493,770
Hawaii - 0 .4%
City & County of Honolulu
Rail Transit Project,
Series 2021E, G.O.
Unlimited,
5.00%, 3/1/2027 60,000 61,750
State of Hawaii Series
2016FG, G.O. Unlimited,
5.00%, 10/1/2026 55,000 56,026
117,776
Idaho - 0 .5%
Idaho Housing & Finance
Association Federal
Highway Trust, Series
2019A, Revenue,
Refunding,
5.00%, 7/15/2033 50,000 53,721

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Idaho - 0.5% continued
5.00%, 7/15/2036 $ 75,000 $ 79,824
133,545
Illinois - 4 .5%
Chicago Board of Education
Dedicated Capital
Improvement Tax, Series
2023, Revenue,
5.25%, 4/1/2033 130,000 143,996
Chicago Midway
International Airport
Series 2025B, Revenue,
Refunding,
5.00%, 1/1/2043 70,000 75,211
Chicago O'Hare International
Airport Series 2022D,
Revenue, Refunding,
5.00%, 1/1/2041 70,000 74,455
Chicago O'Hare International
Airport Series 2024B,
Revenue,
5.25%, 1/1/2053 75,000 77,991
City of Chicago Series 2024A,
G.O. Unlimited,
5.00%, 1/1/2041 75,000 75,274
City of Chicago Series 2024B,
G.O. Unlimited, Refunding,
5.00%, 1/1/2033 30,000 31,895
Cook Kane Lake & McHenry
Counties Community
College District No.
512, Series 2020, G.O.
Unlimited,
4.00%, 12/15/2031 30,000 31,025
County of Cook Sales Tax,
Series 2022A, Revenue,
Refunding,
5.00%, 11/15/2042 55,000 58,435
DuPage County School
District No. 58 Downers
Grove, Series 2022, G.O.
Unlimited,
5.25%, 12/15/2039 65,000 72,510
Illinois Finance Authority
Clean Water Initiative,
Series 2017, Revenue,
5.00%, 1/1/2029 30,000 30,750
Sales Tax Securitization
Corp. Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2037 35,000 38,849
State of Illinois Series 2017A,
G.O. Unlimited,
5.00%, 12/1/2032 55,000 56,808
State of Illinois Series 2018A,
G.O. Unlimited, Refunding,
5.00%, 10/1/2032 50,000 52,445
State of Illinois Series 2020B,
G.O. Unlimited,
5.00%, 10/1/2026 105,000 106,744
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Illinois - 4.5% continued
State of Illinois Series 2021A,
G.O. Unlimited,
5.00%, 3/1/2037 $ 60,000 $ 64,011
State of Illinois Series 2023B,
G.O. Unlimited,
5.00%, 5/1/2036 75,000 81,607
5.00%, 5/1/2037 70,000 75,863
1,147,869
Indiana - 2 .5%
Allen County Building Corp.
Lease Rent, Series
2024, Revenue, State Aid
Intercept,
5.00%, 7/15/2041 65,000 70,437
City of Indianapolis Water
System, Series 2016B,
Revenue, Refunding,
5.00%, 10/1/2028 65,000 66,078
Indiana Finance Authority
Highway, Series 2016C,
Revenue, Refunding,
5.00%, 6/1/2027 85,000 86,808
Indiana Finance Authority
CWA Authority Project,
Series 2021-1, Revenue,
Refunding,
5.00%, 10/1/2033 35,000 39,187
Indiana Finance Authority
Wastewater Utility
CWA Authority Project,
Series 2021-1, Revenue,
Refunding,
5.00%, 10/1/2028 45,000 47,976
Indianapolis Local Public
Improvement Bond Bank
Courthouse and Jail
Project, Series 2019A,
Revenue,
5.00%, 2/1/2033 150,000 159,825
Merrillville Multi School
Building Corp. Series
2022, Revenue, State Aid
Intercept,
5.00%, 7/15/2037 40,000 44,251
5.00%, 7/15/2039 40,000 43,634
Westfield-Washington Multi-
School Building Corp.
Westfield-Washington
Schools, Series 2024A,
Revenue, BAM Insured,
5.00%, 7/15/2036 65,000 74,071
632,267
Iowa - 0 .4%
Iowa Finance Authority State
Revolving Fund, Series
2021A, Revenue,
5.00%, 8/1/2036 40,000 44,448

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Iowa - 0.4% continued
State of Iowa Series 2019A,
Revenue, Refunding,
5.00%, 6/1/2032 $ 55,000 $ 59,129
103,577
Kentucky - 0 .7%
Kentucky Public Energy
Authority Gas Supply,
Series 2024B, Revenue,
Refunding, Mandatory Put,
5.00%, 1/1/2055 (a)(b) 130,000 139,846
Kentucky State Property &
Buildings Commission
Project No. 112, Series
B, Revenue, Refunding,
State Appropriation,
5.00%, 11/1/2028 50,000 51,029
190,875
Louisiana - 0 .8%
Louisiana Public Facilities
Authority Tulane
University, Series 2023A,
Revenue, Refunding,
5.00%, 10/15/2036 45,000 49,808
Louisiana Stadium &
Exposition District
Series 2023A, Revenue,
Refunding,
5.00%, 7/1/2040 65,000 70,387
State of Louisiana Garvee,
Series 2019A, Revenue,
5.00%, 9/1/2027 25,000 26,014
State of Louisiana Garvee,
Series 2023, Revenue,
5.00%, 9/1/2034 40,000 46,117
192,326
Maryland - 1 .0%
Maryland Stadium Authority
Baltimore City Public
School Construction
Financing Fund, Series
2020A, Revenue, State
Aid Intercept,
5.00%, 5/1/2050 60,000 64,328
State of Maryland Series
2017A, G.O. Unlimited,
5.00%, 8/1/2027 25,000 25,995
State of Maryland Series
2018-2, G.O. Unlimited,
5.00%, 8/1/2027 80,000 83,182
State of Maryland
Department of
Transportation, Series
2025B, Revenue,
5.00%, 10/1/2034 70,000 80,713
254,218
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Massachusetts - 0 .8%
Commonwealth of
Massachusetts Series
2019C, G.O. Limited,
5.00%, 5/1/2039 $ 25,000 $ 26,386
Commonwealth of
Massachusetts Series
2021D, G.O. Limited,
5.00%, 9/1/2049 105,000 108,258
Commonwealth of
Massachusetts Series
2024B, G.O. Limited,
5.00%, 5/1/2054 55,000 57,017
191,661
Michigan - 1 .1%
Green Lake Township
Economic Development
Corp. Interlochen Center
for the Arts Project,
Series 2004, Revenue,
Refunding, PNC Bank NA,
Daily VRDN and Put,
2.55%, 6/1/2034 (a)(b) 200,000 200,000
Michigan State Building
Authority State of
Michigan, Series 2016I,
Revenue, Refunding,
5.00%, 10/15/2029 60,000 61,164
State of Michigan Garvee,
Series 2016, Revenue,
Refunding,
5.00%, 3/15/2027 25,000 25,705
286,869
Minnesota - 1 .5%
State of Minnesota State
Office Building Project,
Series 2023, Certificate of
Participation,
5.00%, 11/1/2034 50,000 58,143
State of Minnesota Series
2019A, G.O. Unlimited,
5.00%, 8/1/2033 85,000 92,129
5.00%, 8/1/2035 30,000 32,332
State of Minnesota Series
2020A, G.O. Unlimited,
5.00%, 8/1/2035 45,000 49,343
State of Minnesota Series
2021A, G.O. Unlimited,
5.00%, 9/1/2028 10,000 10,655
State of Minnesota Series
2021B, G.O. Unlimited,
5.00%, 9/1/2027 55,000 57,332
State of Minnesota Series
2022A, G.O. Unlimited,
5.00%, 8/1/2027 40,000 41,610

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Minnesota - 1.5% continued
State of Minnesota Series
2022D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2031 $ 40,000 $ 45,262
386,806
Mississippi - 0 .6%
State of Mississippi Series
2021A, G.O. Unlimited,
5.00%, 6/1/2032 65,000 71,455
State of Mississippi Series
2021C, G.O. Unlimited,
5.00%, 10/1/2034 40,000 42,258
State of Mississippi Gaming
Tax, Series 2019A,
Revenue,
5.00%, 10/15/2030 45,000 47,605
161,318
Missouri - 0 .5%
Bi-State Development Agency
of the Missouri-Illinois
Metropolitan District
Series 2019, Revenue,
Refunding,
4.00%, 10/1/2034 30,000 30,883
Missouri Highway &
Transportation
Commission State Road,
Series 2022A, Revenue,
5.00%, 5/1/2027 30,000 31,010
Springfield School District
No. R-12 Series 2019,
G.O. Unlimited,
4.00%, 3/1/2034 40,000 41,525
St. Louis Community
College District Series
2024, Certificate of
Participation,
4.00%, 4/1/2042 30,000 29,795
133,213
Nebraska - 0 .2%
Nebraska Public Power
District Series 2016A,
Revenue, Refunding,
5.00%, 1/1/2026 30,000 30,000
Nebraska Public Power
District Series 2016B,
Revenue, Refunding,
5.00%, 1/1/2031 30,000 30,047
60,047
Nevada - 2 .2%
Clark County School District
Building, Series 2020A,
G.O. Limited, AG Insured,
5.00%, 6/15/2035 40,000 43,424
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Nevada - 2.2% continued
Clark County School District
Series 2024A, G.O.
Limited,
5.00%, 6/15/2037 $ 65,000 $ 73,467
Clark County School District
Series 2025A, G.O.
Limited,
5.00%, 6/15/2037 60,000 68,737
County of Clark Series
2016B, G.O. Limited,
Refunding,
5.00%, 11/1/2029 80,000 81,563
County of Clark
Transportation
Improvement, Series
2018B, G.O. Limited,
5.00%, 12/1/2032 75,000 80,186
County of Clark Las Vegas-
Mccarran International
Airport Passenger Facility,
Series 2019E, Revenue,
Refunding,
5.00%, 7/1/2033 50,000 53,624
County of Clark Highway
Improvement, Series
2023, Revenue,
4.00%, 7/1/2043 185,000 181,775
582,776
New Hampshire - 0 .4%
New Hampshire Health
and Education Facilities
Authority University
of New Hampshire,
Series 2015, Revenue,
Refunding,
5.00%, 7/1/2045 100,000 100,025
New Jersey - 1 .6%
New Jersey Economic
Development Authority
Transit Transportation
Project, Series 2020A,
Revenue,
5.00%, 11/1/2033 35,000 37,661
5.00%, 11/1/2034 30,000 32,186
New Jersey Economic
Development Authority
State of New Jersey,
Series 2024SSS, Revenue,
Refunding,
5.25%, 6/15/2038 65,000 74,276
New Jersey Educational
Facilities Authority
Princeton University,
Series 2021C, Revenue,
Refunding,
3.00%, 3/1/2034 40,000 39,809

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New Jersey - 1.6% continued
New Jersey Transportation
Trust Fund Authority
Fedral Highway
Reimbursement, Series
2016A1, Revenue,
5.00%, 6/15/2029 $ 100,000 $ 100,925
New Jersey Transportation
Trust Fund Authority
Transportation System,
Series 2018A, Revenue,
Refunding,
5.00%, 12/15/2032 35,000 37,118
New Jersey Transportation
Trust Fund Authority
State of New Jersey,
Series 2024A, Revenue,
Refunding,
5.00%, 6/15/2035 65,000 74,963
396,938
New York - 10 .4%
City of New York Series
2019E, G.O. Unlimited,
Refunding,
3.13%, 8/1/2035 60,000 59,192
City of New York Series
2021F1, G.O. Unlimited,
5.00%, 3/1/2037 70,000 75,774
City of New York Series
2024D, G.O. Unlimited,
4.00%, 4/1/2050 55,000 50,209
5.25%, 4/1/2047 135,000 142,132
City of New York Series
2025F, G.O. Unlimited,
Refunding,
5.00%, 8/1/2043 35,000 37,342
Erie County Fiscal Stability
Authority Sales Tax,
Series 2017D, Revenue,
5.00%, 9/1/2039 90,000 92,567
Long Island Power Authority
Electric System, Series
2020A, Revenue,
Refunding,
4.00%, 9/1/2039 105,000 106,755
5.00%, 9/1/2038 40,000 43,207
Metropolitan Transportation
Authority Series 2024A,
Special Tax,
5.00%, 11/15/2049 70,000 72,974
Monroe County Industrial
Development Corp.
University of Rochester
Project, Series 2020A,
Revenue,
4.00%, 7/1/2050 180,000 163,607
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New York - 10.4% continued
Nassau County Interim
Finance Authority Sales
Tax, Series 2021A,
Revenue, Refunding,
4.00%, 11/15/2032 $ 35,000 $ 37,852
New York City Educational
Construction Fund Series
2021B, Revenue, State
Aid Intercept,
5.00%, 4/1/2052 75,000 76,241
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2013BB, Revenue,
3.25%, 6/15/2047 110,000 87,179
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2018EE, Revenue,
Refunding,
5.00%, 6/15/2034 30,000 30,000
New York City Transitional
Finance Authority Future
Tax Secured, Series
2017E1, Revenue,
5.00%, 2/1/2039 50,000 50,950
New York City Transitional
Finance Authority Building
Aid, Series 2020S1B,
Revenue, State Aid
Withholding,
4.00%, 7/15/2044 45,000 43,145
New York City Transitional
Finance Authority Series
2022D1, Revenue,
Refunding,
5.00%, 11/1/2033 50,000 56,413
New York City Transitional
Finance Authority Series
2023B1, Revenue,
Refunding,
5.25%, 11/1/2037 45,000 50,460
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024F1, Revenue,
5.00%, 2/1/2049 90,000 92,825
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024G1, Revenue,
5.00%, 5/1/2052 65,000 66,732
5.25%, 5/1/2048 80,000 84,229
New York City Transitional
Finance Authority Series
2025C1, Revenue,
5.00%, 5/1/2041 70,000 76,320

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New York - 10.4% continued
New York Liberty
Development Corp.
Goldman Sachs
Headquarters LLC,
Series 2005, Revenue,
Refunding,
5.25%, 10/1/2035 $ 25,000 $ 29,228
New York State Dormitory
Authority The New School
Project, Series 2016A,
Revenue, Refunding,
3.25%, 7/1/2034 35,000 34,221
New York State Dormitory
Authority Sales Tax,
Series 2017A, Revenue,
5.00%, 3/15/2042 30,000 30,451
5.00%, 3/15/2043 30,000 30,404
New York State Dormitory
Authority Sales Tax,
Series 2018A, Revenue,
5.00%, 3/15/2044 75,000 76,646
New York State
Environmental Facilities
Corp. New York City Water
Finaning Authority Project,
Series 2024A, Revenue,
Refunding,
5.00%, 6/15/2037 50,000 57,654
5.00%, 6/15/2038 35,000 40,050
New York State Thruway
Authority Personal
Income Tax, Series
2025A, Revenue,
5.00%, 3/15/2049 265,000 275,428
New York Urban
Development Corp.
Personal Income Tax,
Series 2017C, Revenue,
Refunding,
5.00%, 3/15/2042 275,000 280,448
State of New York Series
2023A, G.O. Unlimited,
5.00%, 3/15/2037 55,000 62,932
Town of Hempstead Series
2025A, G.O. Limited,
4.00%, 6/1/2039 75,000 79,004
Triborough Bridge & Tunnel
Authority Series 2024A1,
Revenue,
5.25%, 11/15/2051 75,000 79,441
2,672,012
North Carolina - 1 .6%
County of Mecklenburg
Public Improvement,
Series 2017A, G.O.
Unlimited,
3.00%, 4/1/2037 70,000 67,473
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
North Carolina - 1.6% continued
County of Mecklenburg
Series 2021, G.O.
Unlimited,
5.00%, 3/1/2029 $ 50,000 $ 54,005
County of Wake Series 2021,
Revenue,
3.00%, 3/1/2036 45,000 44,104
North Carolina Municipal
Power Agency No.
1 Catawba Electric,
Series 2015A, Revenue,
Refunding,
5.00%, 1/1/2028 30,000 30,091
State of North Carolina
Series 2019, Revenue,
5.00%, 3/1/2033 80,000 85,514
State of North Carolina
Highway Trust Fund,
Series 2020B, Revenue,
3.00%, 5/1/2033 40,000 39,670
State of North Carolina
Series 2021, Revenue,
4.00%, 3/1/2034 50,000 52,513
State of North Carolina
Series 2025A, Revenue,
5.00%, 5/1/2027 30,000 31,002
404,372
Ohio - 0 .4%
Ohio Higher Educational
Facility Commission
Case Western Reserve
University, Series 2016,
Revenue, Refunding,
3.25%, 12/1/2035 75,000 74,002
State of Ohio Garvee, Series
2018-1, Revenue,
5.00%, 12/15/2028 35,000 35,373
109,375
Oklahoma - 1 .3%
Canadian County Educational
Facilities Authority
Mustang Public Schools
Project, Series 2023A,
Revenue,
5.25%, 9/1/2034 50,000 57,535
Oklahoma Capitol
Improvement Authority
Department of
Transportation, Series
2025A, Revenue,
5.25%, 7/1/2055 75,000 79,742
Oklahoma State Turnpike
Authority Series 2017C,
Revenue,
5.00%, 1/1/2035 75,000 76,607

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Oklahoma - 1.3% continued
Oklahoma State Turnpike
Authority Series 2020A,
Revenue, Refunding,
5.00%, 1/1/2027 $ 50,000 $ 51,239
Oklahoma Water Resources
Board Clean Water, Series
2025A, Revenue,
5.25%, 4/1/2050 70,000 74,605
339,728
Oregon - 0 .4%
City of Portland Sewer
System, Series 2018A,
Revenue,
4.50%, 5/1/2030 10,000 10,054
Multnomah County School
District No. 1J Portland
Series 2020B, G.O.
Unlimited, School Bond
Guaranty,
3.00%, 6/15/2033 40,000 39,639
State of Oregon Department
of Transportation, Series
2020A, Revenue,
5.00%, 11/15/2039 50,000 53,617
Tri-County Metropolitan
Transportation District of
Oregon Garvee, Series
2018A, Revenue,
5.00%, 10/1/2028 10,000 10,486
113,796
Pennsylvania - 3 .7%
Allegheny County Sanitary
Authority Sewer,
Series 2025, Revenue,
Refunding,
5.00%, 12/1/2050 70,000 73,233
Commonwealth of
Pennsylvania Series 2016-
2, G.O. Unlimited,
5.00%, 9/15/2026 65,000 66,135
County of Allegheny Series
C-75, G.O. Unlimited,
Refunding,
5.00%, 11/1/2027 55,000 56,050
Delaware Valley Regional
Finance Authority Series
2002, Revenue,
5.75%, 7/1/2032 40,000 46,910
Delaware Valley Regional
Finance Authority
Series 2023A, Revenue,
Refunding,
4.00%, 3/1/2034 75,000 79,680
Pennsylvania Turnpike
Commission Turnpike,
Series 2016, Revenue,
Refunding,
5.00%, 12/1/2030 75,000 76,680
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Pennsylvania - 3.7% continued
Pennsylvania Turnpike
Commission Motor
Licence Fund Enhanced,
Series 2017, Revenue,
Refunding,
4.00%, 12/1/2037 $ 110,000 $ 111,385
5.00%, 12/1/2029 50,000 52,319
Pennsylvania Turnpike
Commission Series
2021B, Revenue,
5.00%, 12/1/2035 25,000 27,770
Pennsylvania Turnpike
Commission Oil
Franchise, Series 2022B,
Revenue,
5.00%, 12/1/2053 45,000 46,606
Pennsylvania Turnpike
Commission Turnpike,
Series 2023A, Revenue,
Refunding,
5.00%, 12/1/2053 75,000 78,088
Pennsylvania Turnpike
Commission Turnpike,
Series 2024, Revenue,
Refunding,
5.00%, 12/1/2040 50,000 55,739
Southeastern Pennsylvania
Transportation Authority
Asset Improvement
Program, Series 2022,
Revenue,
5.25%, 6/1/2040 75,000 82,551
Westmoreland County
Municipal Authority
Series 2025A, Revenue,
Refunding, BAM Insured,
5.00%, 8/15/2039 75,000 84,034
937,180
Rhode Island - 0 .8%
Rhode Island Commerce
Corp. Series 2016B,
Revenue,
5.00%, 6/15/2029 80,000 80,714
Rhode Island Commerce
Corp. Series 2020A,
Revenue,
5.00%, 5/15/2033 50,000 54,433
State of Rhode Island Series
2022A, G.O. Unlimited,
4.13%, 8/1/2042 75,000 75,453
210,600
South Carolina - 0 .4%
South Carolina Public Service
Authority Series 2014C,
Revenue, Refunding,
4.00%, 12/1/2045 80,000 73,637

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
South Carolina - 0.4% continued
South Carolina
Transportation
Infrastructure Bank
Series 2017A, Revenue,
Refunding,
5.00%, 10/1/2036 $ 20,000 $ 20,658
94,295
South Dakota - 0 .6%
South Dakota Conservancy
District State Revolving
Fund, Series 2025A,
Revenue, Refunding,
5.00%, 8/1/2055 140,000 147,073
Tennessee - 1 .0%
City of Chattanooga The
Electric Power Board,
Series 2023, Revenue,
5.00%, 9/1/2041 55,000 58,929
City of Memphis Series 2018,
G.O. Unlimited,
3.55%, 6/1/2038 115,000 113,540
4.00%, 6/1/2046 45,000 42,231
Metropolitan Knoxville
Airport Authority Airport,
Series 2024A, Revenue,
5.25%, 6/1/2054 60,000 62,919
277,619
Texas - 20 .3%
Aldine Independent School
District Series 2024A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2038 100,000 112,593
Aldine Independent School
District Series 2024B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2041 50,000 54,711
Alvin Independent School
District Series 2019, G.O.
Unlimited, Refunding, PSF
Guaranty,
3.38%, 2/15/2040 95,000 90,791
Austin Independent School
District School Building,
Series 2019, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2031 70,000 74,182
Austin Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2041 50,000 53,752
Board of Regents of the
University of Texas
System Series 2019B,
Revenue,
5.00%, 8/15/2049 100,000 111,373
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 20.3% continued
City of Austin Series 2023,
G.O. Limited, Refunding,
5.00%, 9/1/2028 $ 60,000 $ 63,880
City of Austin Public
Improvement, Series
2024, G.O. Limited,
Refunding,
5.00%, 9/1/2041 45,000 49,735
City of Austin Water &
Wastewater System,
Series 2017, Revenue,
5.00%, 11/15/2027 75,000 78,355
5.00%, 11/15/2028 50,000 52,268
City of Austin Water &
Wastewater System,
Series 2022, Revenue,
Refunding,
5.00%, 11/15/2026 115,000 117,371
City of Austin Water &
Wastewater System,
Series 2024, Revenue,
Refunding,
5.00%, 11/15/2049 35,000 36,931
City of Dallas Series 2017,
G.O. Limited, Refunding,
5.00%, 2/15/2031 75,000 76,975
City of Dallas Series 2023A,
G.O. Limited, Refunding,
5.00%, 2/15/2039 70,000 77,304
City of Dallas Series 2024C,
G.O. Limited, Refunding,
5.00%, 2/15/2027 75,000 77,053
5.00%, 2/15/2034 45,000 51,996
City of Denton Utility System,
Series 2017, Revenue,
5.00%, 12/1/2028 80,000 81,744
5.00%, 12/1/2031 75,000 76,545
City of Fort Worth Water &
Sewer System, Series
2020A, Revenue,
Refunding,
5.00%, 2/15/2027 45,000 46,237
City of San Antonio Water
System, Series 2020A,
Revenue, Refunding,
5.00%, 5/15/2031 50,000 54,931
City of San Antonio Electric
& Gas Systems, Series
2024A, Revenue,
Refunding,
5.00%, 2/1/2037 50,000 56,864
City of Seguin Series 2025,
G.O. Limited,
5.50%, 9/1/2059 60,000 64,519
Conroe Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2039 75,000 84,019

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 20.3% continued
Corpus Christi Utility
System Utility System,
Series 2024, Revenue,
Refunding,
5.00%, 7/15/2049 $ 55,000 $ 56,552
County of Fort Bend Series
2023, G.O. Unlimited,
5.25%, 3/1/2053 100,000 105,800
County of Harris Series 2024,
G.O. Limited,
5.00%, 9/15/2054 70,000 73,081
County of Harris Toll Road,
Series 2022A, Revenue,
Refunding,
5.00%, 8/15/2027 15,000 15,585
County of Harris Toll Road,
Series 2025A, Revenue,
Refunding,
4.50%, 8/15/2055 75,000 72,542
County of Travis Series
2016A, G.O. Limited,
Refunding,
5.00%, 3/1/2028 35,000 35,134
Crowley Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/1/2048 60,000 62,590
Dallas Area Rapid Transit
Series 2007, Revenue,
Refunding, AMBAC
Insured,
5.25%, 12/1/2028 50,000 53,750
Dallas Fort Worth
International Airport
Series 2025B, Revenue,
Refunding,
5.00%, 11/1/2041 60,000 65,718
Dallas Independent School
District Series 2019B,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2030 75,000 80,744
Dallas Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2034 55,000 62,813
5.00%, 2/15/2039 50,000 55,222
5.00%, 2/15/2042 50,000 53,603
Forney Independent School
District School Building,
Series 2022B, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2036 55,000 60,453
Forney Independent School
District School Building,
Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2048 70,000 72,874
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 20.3% continued
Grand Parkway
Transportation Corp.
System Toll Tela
Supported, Series 2018A,
Revenue,
5.00%, 10/1/2043 $ 50,000 $ 51,208
Gregory-Portland
Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2038 45,000 49,351
Harris County Cultural
Education Facilities
Finance Corp. Thermal
Utility Teco Project,
Series 2017, Revenue,
Refunding,
5.00%, 11/15/2029 65,000 67,846
5.00%, 11/15/2028 60,000 62,651
Hays Consolidated
Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2037 30,000 32,988
Katy Independent School
District School Building,
Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2048 75,000 77,806
Killeen Independent School
District School Building,
Series 2018, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2028 45,000 47,301
Lamar Consolidated
Independent School
District Series 2023A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2039 125,000 138,054
5.00%, 2/15/2042 80,000 85,969
Lewisville Independent
School District Series
2020, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2033 35,000 37,673
Lewisville Independent
School District Series
2024, G.O. Unlimited, PSF
Guaranty,
5.00%, 8/15/2028 45,000 48,051
5.00%, 8/15/2040 65,000 71,360
Lone Star College System
Series 2016, G.O. Limited,
Refunding,
5.00%, 2/15/2029 35,000 35,090

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 20.3% continued
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2021,
Revenue, Refunding,
5.00%, 5/15/2051 $ 50,000 $ 50,797
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2023A,
Revenue, Refunding,
5.25%, 5/15/2048 80,000 83,802
Lower Colorado River
Authority Series 2024,
Revenue, Refunding,
5.00%, 5/15/2034 30,000 34,000
5.00%, 5/15/2039 100,000 109,154
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2025,
Revenue, Refunding, BAM
Insured,
5.00%, 5/15/2055 55,000 56,591
Northwest Independent
School District Series
2023, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2037 100,000 110,253
5.00%, 2/15/2048 75,000 77,765
Pflugerville Independent
School District Series
2023A, G.O. Unlimited,
4.00%, 2/15/2044 110,000 106,668
Port Authority of Houston
Series 2020A2, G.O.
Unlimited, Refunding,
5.00%, 10/1/2027 30,000 31,284
Prosper Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2041 50,000 54,748
Royse City Independent
School District Series
2023, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2048 65,000 67,692
San Antonio Water System
Series 2024B, Revenue,
5.00%, 5/15/2044 100,000 106,945
5.00%, 5/15/2047 30,000 31,636
State of Texas Series 2025,
G.O. Unlimited, Refunding,
5.00%, 10/1/2040 65,000 73,229
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 20.3% continued
Texas Municipal Gas
Acquisition & Supply
Corp. III Gas Supply,
Series 2021, Revenue,
Refunding,
5.00%, 12/15/2029 $ 130,000 $ 137,816
Texas State University
System Series 2024,
Revenue, Refunding,
5.00%, 3/15/2042 45,000 48,730
Texas Transportation
Finance Corp. SH 288
System Toll, Series
2025A, Revenue,
Refunding,
5.25%, 10/1/2055 70,000 74,049
5.50%, 10/1/2055 70,000 75,703
Texas Water Development
Board State Water
Implementation, Series
2015A, Revenue,
5.00%, 10/15/2045 65,000 65,003
Texas Water Development
Board State Water
Implementation, Series
2017A, Revenue,
5.00%, 4/15/2027 50,000 51,562
Texas Water Development
Board State Water
Implementation Fund,
Series 2018A, Revenue,
5.00%, 10/15/2029 70,000 73,982
Texas Water Development
Board State Revolving
Fund, Series 2022,
Revenue,
5.00%, 8/1/2037 60,000 66,634
5.00%, 8/1/2033 60,000 68,290
Texas Water Development
Board Master Trust,
Series 2025, Revenue,
4.80%, 10/15/2056 75,000 75,466
University of Houston
Series 2022A, Revenue,
Refunding,
5.00%, 2/15/2041 65,000 69,323
University of North Texas
Series 2022, Revenue,
Refunding,
5.00%, 4/15/2047 50,000 50,640
5,227,700
Utah - 1 .5%
Intermountain Power
Agency Power Supply,
Series 2022A, Revenue,
Refunding,
5.00%, 7/1/2042 40,000 42,169

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
December 31, 2025
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Utah - 1.5% continued
Intermountain Power Agency
Power Supply, Series
2023A, Revenue,
5.00%, 7/1/2038 $ 40,000 $ 43,810
5.00%, 7/1/2041 75,000 80,281
State of Utah Series 2020,
G.O. Unlimited,
5.00%, 7/1/2028 10,000 10,629
State of Utah Series 2020B,
G.O. Unlimited,
5.00%, 7/1/2029 45,000 48,382
University of Utah Series
2022A, Revenue,
5.00%, 8/1/2046 80,000 83,222
University of Utah Series
2023B, Revenue,
5.25%, 8/1/2048 75,000 79,679
388,172
Virginia - 1 .7%
Loudoun County Economic
Development Authority
Public Facilities Lease,
Series 2020A, Revenue,
Refunding,
5.00%, 12/1/2026 55,000 56,259
Loudoun County Economic
Development Authority
Howard Hughes Medical
Institute, Series 2022A,
Revenue, Refunding,
4.00%, 10/1/2052 60,000 56,029
Virginia College Building
Authority 21st Century
College Program, Series
2021A, Revenue,
4.00%, 2/1/2032 115,000 121,434
Virginia Commonwealth
Transportation Board
Capital Project, Series
2019, Revenue,
3.00%, 5/15/2037 65,000 61,626
Virginia Public Building
Authority Commonwealth
of Virginia, Series 2020A,
Revenue,
5.00%, 8/1/2033 140,000 154,035
449,383
Washington - 6 .4%
Central Puget Sound
Regional Transit Authority
Central Puget Sound
Regional Transit Auth
Sales Motor Vehicle &
Rental Car Tax, Series
2021S1, Revenue,
Refunding,
4.00%, 11/1/2041 55,000 55,877
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Washington - 6.4% continued
City of Seattle Series 2021A,
G.O. Limited, Refunding,
5.00%, 12/1/2027 $ 25,000 $ 26,208
Clark County School District
No. 114 Evergreen, Series
2019, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2030 75,000 81,337
County of King Sewer,
Series 2016B, Revenue,
Refunding,
5.00%, 7/1/2027 40,000 40,457
County of King Sewer,
Series 2024A, Revenue,
Refunding,
5.00%, 1/1/2049 85,000 89,314
Energy Northwest Bonneville
Power Administration,
Series 2016A, Revenue,
Refunding,
5.00%, 7/1/2028 120,000 121,483
Energy Northwest Columbia
Generating Station,
Series 2019A, Revenue,
Refunding,
5.00%, 7/1/2038 30,000 31,767
Energy Northwest Columbia
Generating Station
Electric, Series 2020A,
Revenue, Refunding,
5.00%, 7/1/2039 50,000 53,497
Energy Northwest Columbia
Generating Station
Electric, Series 2021A,
Revenue, Refunding,
5.00%, 7/1/2041 75,000 80,029
Energy Northwest Columbia
Generating Station
Electric, Series 2022A,
Revenue, Refunding,
5.00%, 7/1/2037 70,000 77,673
King County Public Hospital
District No. 1 Valley
Medical Center, Series
2016, G.O. Limited,
Refunding,
5.00%, 12/1/2028 135,000 137,534
King County School District
No. 210 Federal Way,
Series 2018, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 12/1/2030 65,000 67,914
King County School District
No. 403 Renton, Series
2023, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2036 60,000 67,397

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Washington - 6.4% continued
King County School District
No. 405 Bellevue, Series
2016, G.O. Unlimited,
Refunding, School Bond
Guaranty,
5.00%, 12/1/2030 $ 60,000 $ 61,256
King County School District
No. 412 Shoreline, Series
2018, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2031 70,000 74,832
Pierce County School District
No. 3 Puyallup, Series
2017, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2030 50,000 51,679
State of Washington Series
2016C, G.O. Unlimited,
Refunding,
5.00%, 2/1/2029 45,000 45,086
State of Washington Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 8/1/2028 45,000 45,577
State of Washington Series
2017B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2031 55,000 55,709
State of Washington Series
2017D, G.O. Unlimited,
5.00%, 2/1/2031 70,000 71,824
State of Washington Series
2018C, G.O. Unlimited,
5.00%, 2/1/2032 70,000 73,439
5.00%, 2/1/2035 65,000 67,896
State of Washington Series
2019A, G.O. Unlimited,
5.00%, 8/1/2042 40,000 41,222
State of Washington Series
2022A, G.O. Unlimited,
5.00%, 8/1/2046 60,000 62,347
State of Washington Series
2024C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2027 25,000 26,002
University of Washington
Series 2021A, Revenue,
Refunding,
5.00%, 4/1/2046 55,000 57,180
1,664,536
West Virginia - 0 .6%
State of West Virginia Series
2018B, G.O. Unlimited,
5.00%, 6/1/2037 145,000 151,431
State of West Virginia Series
2019A, G.O. Unlimited,
5.00%, 12/1/2036 10,000 10,654
162,085
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Wisconsin - 2 .0%
Middleton-Cross Plains
Area School District
School Building and
Improvement, Series
2019A, G.O. Unlimited,
3.25%, 3/1/2036 $ 50,000 $ 50,066
State of Wisconsin Series
2020B, G.O. Unlimited,
5.00%, 5/1/2028 55,000 58,208
State of Wisconsin Series
2021-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2027 25,000 25,838
State of Wisconsin Series
2023-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2028 60,000 63,499
State of Wisconsin Series
2024-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2027 70,000 72,347
State of Wisconsin Series
2025B, G.O. Unlimited,
5.00%, 5/1/2036 55,000 63,990
State of Wisconsin
Transportation, Series
2024-2, Revenue,
Refunding,
5.00%, 7/1/2031 65,000 73,414
5.00%, 7/1/2032 50,000 57,362
State of Wisconsin
Environmental
Improvement Fund,
Series 2024A, Revenue,
5.00%, 6/1/2033 45,000 51,998
516,722
Total Municipal Bonds
(Cost $24,960,356) 25,332,751
Total Investments - 98.6%
(Cost $24,960,356) 25,332,751
Other assets less liabilities - 1.4% 356,881
NET ASSETS - 100.0% $25,689,632
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of December 31, 2025.
(b) Maturity date represents the puttable date.
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
CWA Clean Water Act
G.O. General Obligation
LCRA Lower Colorado River Authority
PSF Permanent School Fund

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Northern Trust Tax-Exempt Bond ETF
December 31, 2025
As of December 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 385,056
Aggregate gross unrealized depreciation (12,659)
Net unrealized appreciation $ 372,397
Federal income tax cost $ 24,960,354
Security Type % of Net Assets
Municipal Bonds 98 .6%
Others
(1)
1 .4
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2025:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 25,333 $ — $ 25,333
Total
Investments $ — $25,333 $ — $25,333
(1)
Classifications as defined in the Schedule of Investments.

EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Notes to the Financial Statements
EXCHANGE TRADED FUNDS
EXCHANGE TRADED FUNDS
1. Organization
Northern Funds (the “Trust”) is a Delaware statutory trust
and is registered under the Investment Company Act of 1940,
as amended (the “1940 Act”), as an open-end management
investment company. On February 13, 2025, the Board of
Trustees (“Board”) of the Trust unanimously voted to amend
the Declaration of Trust to permit the issuance of a series or a class of the Trust to operate as an exchange-traded fund
(“ETF”). The Trust offers 48 funds as of December 31, 2025.
The Northern Trust Intermediate Tax-Exempt Bond ETF,
Northern Trust Short-Term Tax-Exempt Bond ETF, Northern
Trust Tax-Exempt Bond ETF, (the "Tax-Exempt Bond ETFs"),
Northern Trust 2030 Inflation-Linked Distributing Ladder ETF,
Northern Trust 2035 Inflation-Linked Distributing Ladder ETF,
Northern Trust 2045 Inflation-Linked Distributing Ladder ETF,
Northern Trust 2055 Inflation-Linked Distributing Ladder ETF,
(the "Inflation-Linked Distributing Ladder ETFs"), Northern
Trust 2030 Tax-Exempt Distributing Ladder ETF, Northern
Trust 2035 Tax-Exempt Distributing Ladder ETF, Northern
Trust 2045 Tax-Exempt Distributing Ladder ETF, and Northern
Trust 2055 Tax-Exempt Distributing Ladder ETF,  (the "Tax-
Exempt Distributing Ladder ETFs"), (each an “ETF” or “Fund”
and collectively, the “ETFs” or “Funds”) operate as ETFs and are each a non-diversified portfolio pursuant to the 1940
Act. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited
number of issuers. Each of the ETFs is presented herein and
has its own investment objective. The investment objective
of the Tax-Exempt Bond ETFs is to provide investment results that correspond generally to the price and yield performance of a specified benchmark index. The investment objective
of the Inflation-Linked Distributing Ladder ETFs is to provide periodic inflation-linked distributions through U.S. Treasury
Inflation Protected Securities (commonly known as "TIPS"),
consisting of income and/or principal). The investment
objective of the Tax-Exempt Distributing Ladder ETFs is to
provide periodic distributions consisting of income exempt
from regular federal income tax and/or principal.
2. Significant Accounting Policies
The Trust, which is an investment company, follows
accounting and reporting guidance under Financial
Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946, “Financial Services-Investment
Companies.” The following is a summary of significant
accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United
States of America (“U.S. GAAP”). The preparation of
financial statements in conformity with U.S. GAAP requires
management to make estimates and assumptions that
affect the reported amounts and disclosures. Actual results
could differ from those estimates.
Investment Valuation
Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange
(“NYSE”), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading, based on prices at the time of
closing provided that any U.S. fixed-income assets may be
valued as of the announced closing time for trading in fixed-
income instruments on any day that the Securities Industry
and Financial Markets Association announces an early
closing time. The NAV of a Fund is calculated by dividing
the value of all assets of the Fund (including accrued
interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total
number of shares outstanding.
The Board has designated Northern Trust Investments, Inc.
("NTI" or "Investment Adviser") as the valuation designee
pursuant to Rule 2a-5 under the 1940 Act to perform fair
value determinations relating to any or all Fund investments, subject to oversight by the Board. Accordingly, any securities for which market quotations are not readily available, or
for which the available price has been determined to not
represent a reliable, current market value, are valued at fair value as determined in good faith by the Investment Adviser
in accordance with valuation procedures approved by the
Board (the “Valuation Procedures”). Circumstances in which
securities may be fair valued include periods when trading in a security is suspended, the exchange or market on which a
security trades closes early, the trading volume in a security is limited, corporate actions and announcements take
place, or regulatory news is released such as governmental
approvals. The Board oversees NTI in its role as valuation
designee in accordance with the requirements of Rule 2a-5
under the 1940 Act. The Investment Adviser, in its discretion, may make adjustments to the prices of securities held by a
Fund if an event occurs after the publication of market values normally used on behalf of a Fund but before the time as of
which the Fund calculates its NAV, depending on the nature
and significance of the event, consistent with applicable
regulatory guidance and the Valuation Procedures. This may
occur particularly with respect to certain foreign securities held by a Fund, in which case the Investment Adviser may
use adjustment factors obtained from an independent
fair value pricing service that are intended to reflect more accurately the value of those securities as of the time the
Fund’s NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, governmental
actions, or natural disasters.
The use of fair valuation involves the risk that the values used by NTI to price a Fund’s investments may be higher or lower
than the values used by other investment companies and
investors to price the same investments. Fair value pricing
involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Notes to the Financial Statements
EXCHANGE TRADED FUNDS
December 31, 2025
of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Tax-
Exempt Bond ETF’s NAV and the prices used by those Funds'
benchmark indexes. This difference may adversely affect a
Fund’s ability to track its benchmark index.
Fixed-income securities may be valued using prices provided
directly from one or more broker-dealers, market makers,
or independent third-party pricing services which may use
matrix pricing and valuation models, as well as recent
market transactions for the same or similar assets, to derive values when such prices are believed to reflect fair market
values of such securities. Such prices may be determined
by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.
Fixed-income securities maturing within a relatively short
period, less than 60 days, are valued at amortized cost when it approximates fair value.
Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ administrator to calculate the NAV per share of the Funds is subject to operational risks associated with processing or human errors, systems or technology
failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may
result in delays in the calculation of the Funds’ NAVs and/
or the inability to calculate NAV over extended time periods.
The Funds may be unable to recover any losses associated
with such failures, and it may be necessary for alternative
procedures to be followed to price portfolio securities when determining the Funds’ NAVs.
Please refer to the Schedules of Investments to view the
valuation levels as of December 31, 2025 for each Fund.
Inflation-Indexed Securities
Certain Funds may invest in U.S. Treasury Inflation-Protected
Securities (“TIPS”).
TIPS have varying maturities and pay interest on a
semiannual basis equal to a fixed percentage of the inflation adjusted principal amount. If the periodic adjustment rate
measuring inflation falls, the principal value of TIPS will be adjusted downward, and consequently the interest payable
on these securities (calculated with respect to a smaller
principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation)
is guaranteed in the case of TIPS, even during a period of
deflation.
The value of TIPS is expected to change in response to
changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and
the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest
rates might decline, leading to an increase in value of TIPS.
In contrast, if nominal interest rates increase at a faster
rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. Any increase in the principal
amount of TIPS will be considered taxable ordinary income,
even though investors do not receive their principal until
maturity.
While these securities are expected to be protected from
long-term inflationary trends, short-term increases in
inflation may lead to a decline in value. If interest rates
rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the
increase is not reflected in the TIPS’ inflation measure.
The periodic adjustment of TIPS is tied to the Consumer Price
Index for Urban Consumers (“CPI-U”), which is calculated
monthly by the U.S. Bureau of Labor Statistics. The CPI-U
is a measurement of changes in the cost of living, made
up of components such as housing, food, transportation
and energy. There can be no assurance that the CPI-U will
accurately measure the real rate of inflation in the prices of goods and services.
Credit Enhancements
Certain investments owned by the Funds are covered by
insurance issued by private insurers, are backed by an
escrow or trust containing U.S. government securities
or U.S. government agency securities, or are otherwise
supported by letters of credit, standby purchase agreements
or other liquidity facilities. Such enhancements may ensure
the timely payment of the security’s principal and interest
or may shorten the security’s maturity. However, such
enhancements do not guarantee the market value of the
securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations.
For example, exposure to securities involving sub-prime
mortgages may cause a municipal bond insurer’s rating to
be downgraded or may cause the bond insurer to become
insolvent, which may affect the prices and liquidity of
municipal obligations insured by the insurer.
Taxes and Distributions
Each Fund has qualified and intends to continue to qualify
as a regulated investment company by complying with the
requirements under Subchapter M of the Internal Revenue
Code of 1986, as amended, which includes distributing
substantially all of its net investment income and net
capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial
statements.

EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Notes to the Financial Statements
continued
EXCHANGE TRADED FUNDS
As of December 31, 2025, management of the Funds
has reviewed all open tax years and major jurisdictions
and concluded that there is no tax liability resulting from
unrecognized tax benefits relating to uncertain income
tax positions taken or expected to be taken in future tax
returns. The Funds are also not aware of any tax positions
for which it is reasonably possible that the total amounts
of unrecognized tax benefits will significantly change in
the next 12 months. On an ongoing basis management will
monitor the tax positions taken to determine if adjustment
to conclusions are necessary based on factors including but
not limited to further implementation on guidance expected
from FASB and on-going analysis of tax law, regulation, and
interpretations thereof.
Dividends from net investment income are generally
declared and paid by each Fund according to the following
schedule:
Distribution of net realized securities gains, if any, generally are distributed at least annually. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to improve tracking
error, to preserve its status as a regulated investment
company or to avoid imposition of income or excise taxes
on undistributed income or realized gains. Tracking error
is a measurement of how much the return on a portfolio
deviates from the return on its benchmark index.
Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in
additional shares of the Funds. The amount of distributions
from net investment income and net realized gains
are determined in accordance with federal income tax
regulations, which may differ from GAAP. These “book/tax”
differences are either considered temporary or permanent
in nature. To the extent these differences are permanent in
nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. The
Funds may utilize equalization accounting for tax purposes
and designate earnings and profits, including net realized
gains distributed to shareholders on redemption of shares,
as a part of the dividends paid deduction for income tax
purposes. The Funds’ tax year end is December 31st and
the tax character of current year distributions and current
components of accumulated earnings (deficit) will be
determined at the end of the current tax year.
Temporary differences are generally due to different book
and tax treatments for the timing of the recognition of gains and losses on certain investment transactions, non-taxable
special dividends, wash sale loss deferrals and capital loss carryforward.
Permanent differences, primarily due to gain (loss) on
in-kind redemptions, paydown loss reclassification, non-
taxable special dividends, investments in partnerships,
taxable over-distributions, perpetual bonds and equalization as of December 31, 2025 (the Funds’ tax year end), among
the Funds’ components of net assets are as follows:
Fund
Declared And
Paid Monthly
Northern Trust 2030 Inflation-Linked Distributing
Ladder ETF
x
Northern Trust 2035 Inflation-Linked Distributing
Ladder ETF
x
Northern Trust 2045 Inflation-Linked Distributing
Ladder ETF
x
Northern Trust 2055 Inflation-Linked Distributing
Ladder ETF
x
Northern Trust 2030 Tax-Exempt Distributing
Ladder ETF
x
Northern Trust 2035 Tax-Exempt Distributing
Ladder ETF
x
Northern Trust 2045 Tax-Exempt Distributing
Ladder ETF
x
Northern Trust 2055 Tax-Exempt Distributing
Ladder ETF
x
Northern Trust Intermediate Tax-Exempt Bond ETF
x
Northern Trust Short-Term Tax-Exempt Bond ETF
x
Northern Trust Tax-Exempt Bond ETF
x
Fund
Accumulated
undistributed
net investment
income (loss)
Accumulated
net realized
gain (loss) on
investments Paid in capital
Northern Trust 2030 Inflation-Linked Distributing Ladder ETF
$ 206 $ — $ (206)
Northern Trust 2035 Inflation-Linked Distributing Ladder ETF
281 — (281)
Northern Trust 2045 Inflation-Linked Distributing Ladder ETF
199 (55) (144)
Northern Trust 2055 Inflation-Linked Distributing Ladder ETF
249 (67) (182)
Northern Trust Tax-Exempt Bond ETF
(53) 53 —

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Notes to the Financial Statements
EXCHANGE TRADED FUNDS
December 31, 2025
The tax character of distributions paid for the tax period ended December 31, 2025, were as follows:
As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:
Capital loss carry forwards will retain their character as
either short-term or long-term capital losses rather than
being considered all short-term as permitted under previous
law and may be carried forward indefinitely to offset future gains.
For the tax year ended December 31, 2025, the following
Funds had available post-enactment capital loss
carryforwards to offset future net capital gains to the extent provided by regulations:
3. Investment Transactions and Related
Income and Expenses
Throughout the reporting period, investment transactions
are accounted for no later than one business day following
the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.
Interest income is recognized on an accrual basis. Bond
discount is accreted and premium is amortized using the
effective yield method. Gains or losses realized on sales of
For the period ended December 31, 2025
Fund
Distributions
paid from tax
exempt income
Distributions
paid from
ordinary income
Distributions
paid from
net long term
capital gains
Tax Return of
Capital
Total
Distributions
Northern Trust 2030 Inflation-Linked Distributing Ladder ETF
$ — $ 50,021 $ — $ — $ 50,021
Northern Trust 2035 Inflation-Linked Distributing Ladder ETF
— 44,638 — — 44,638
Northern Trust 2045 Inflation-Linked Distributing Ladder ETF
— 41,940 — — 41,940
Northern Trust 2055 Inflation-Linked Distributing Ladder ETF
— 45,703 — — 45,703
Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
39,670 — — — 39,670
Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
45,541 — — — 45,541
Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
118,494 — — — 118,494
Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
123,467 3 — — 123,470
Northern Trust Intermediate Tax-Exempt Bond ETF
119,623 2,136 — — 121,759
Northern Trust Short-Term Tax-Exempt Bond ETF
210,265 44 — — 210,309
Northern Trust Tax-Exempt Bond ETF
195,844 4,924 — — 200,768
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary Income
Undistributed Long-
Term Capital Gains
Accumulated
Capital and Other
Losses
Unrealized
Appreciated/
(Depreciated)
Northern Trust 2030 Inflation-Linked
Distributing Ladder ETF
$ – $ – $ – $ (88) $ (30,955)
Northern Trust 2035 Inflation-Linked
Distributing Ladder ETF
– – – (105) (12,924)
Northern Trust 2045 Inflation-Linked
Distributing Ladder ETF
– – – – 256
Northern Trust 2055 Inflation-Linked
Distributing Ladder ETF
– – – – (3,263)
Northern Trust 2030 Tax-Exempt
Distributing Ladder ETF
1,624 – – – (2,500)
Northern Trust 2035 Tax-Exempt
Distributing Ladder ETF
9 – – – 52,937
Northern Trust 2045 Tax-Exempt
Distributing Ladder ETF
11 – – – 275,022
Northern Trust 2055 Tax-Exempt
Distributing Ladder ETF
24 55,682 – – 234,930
Northern Trust Intermediate Tax-Exempt
Bond ETF
46,281 – – (982) 277,354
Northern Trust Short-Term Tax-Exempt
Bond ETF
20,463 – – (850) 174,470
Northern Trust Tax-Exempt Bond ETF
13,182 – – (176) 372,397
Fund Short-Term Long-Term Total
Northern Trust Intermediate Tax-Exempt Bond ETF
$ 982 $ — $ 982
Northern Trust Short-Term Tax-Exempt Bond ETF
850 — 850
Northern Trust Tax-Exempt Bond ETF
176 — 176

EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Notes to the Financial Statements
continued
EXCHANGE TRADED FUNDS
securities are determined using the specific identification
method by comparing the identified cost of the security lot
sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that
Fund, while expenses which are attributable to more than
one Fund are allocated among the respective Funds based
upon relative net assets or another reasonable basis.
4. Investment Advisory Fees
NTI serves as the Investment Adviser of the Funds pursuant
to the Investment Advisory Agreement. The Investment
Adviser is responsible for making investment decisions
for the Funds and for placing purchase and sale orders for
portfolio securities, subject to the general supervision of the
Board.
As compensation for its advisory services and assumption
of certain Fund expenses, NTI is entitled to a unitary
management fee (“Management Fee”), computed daily and
payable monthly, at the annual rates set forth in the table
below (expressed as a percentage of each Fund’s respective
average daily net assets).
From the Management Fee, NTI pays most of the expenses
of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services
(“Covered Expenses”). Covered Expenses do not include the
following fees under the Investment Advisory Agreement:
(i) its advisory fees payable under the Investment Advisory
Agreement; (ii) distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1
under the 1940 Act; (iii) interest expenses; (iv) brokerage
expenses and other expenses (such as stamp taxes) in
connection with the execution of portfolio transactions or
in connection with creation and redemption transactions; (v)
tax expenses; and (vi) extraordinary expenses, as determined under generally accepted accounting principles.
The Management Fee rate payable by each Fund is set forth
in the following table:
The Investment Adviser may voluntarily waive or reimburse
additional management fees or expenses. Any such
additional voluntary expense reimbursement or fee
waiver could be implemented, increased or decreased, or
discontinued at any time. Amounts waived or reimbursed by
the Investment Adviser pursuant to voluntary or contractual
agreements discussed above may not be recouped by the
Investment Adviser. These waivers and/or reimbursements
are shown as “Investment advisory fees reimbursed” on the
Statements of Operations, if any.
5. Administration Fees
Per terms of a Fund Servicing Agreement with the Trust,
JPMorgan Chase Bank, N.A. (the “Administrator”) serves
as administrator of the Funds. The Administrator provides
certain administrative services to the Funds. For these
services, the Administrator is entitled to certain fees
and reasonable out-of-pocket expenses. These fees and
expenses are Covered Expenses as defined above.
6. Custodian Fees
JPMorgan Chase Bank, N.A. (the “Custodian”) acts as
custodian for the Funds in accordance with a Global
Custody Agreement. The Custodian holds cash, securities
and other assets of the Funds as required by the 1940
Act. As compensation for the services rendered under the
agreement, the Custodian is entitled to fees and reasonable
out-of-pocket expenses. These fees and expenses are
Covered Expenses as defined above.
7. Trustees Fees
The Trust compensates each Trustee who is not an officer,
director or employee of Northern Trust Corporation, or its
subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.
8. Distribution and Service Plan
Northern Funds Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (dba
ACA Group) serves as the Funds’ distributor and distributes
Creation Units (as described in Note 9) for each Fund on an
agency basis. The Distributor does not receive a fee from
the Funds for its distribution services. However, it receives
Fund
Unitary
Management
Fee
Northern Trust 2030 Inflation-Linked Distributing
Ladder ETF 0.10%
Northern Trust 2035 Inflation-Linked Distributing
Ladder ETF 0.10%
Northern Trust 2045 Inflation-Linked Distributing
Ladder ETF 0.10%
Northern Trust 2055 Inflation-Linked Distributing
Ladder ETF 0.10%
Northern Trust 2030 Tax-Exempt Distributing
Ladder ETF 0.18%
Northern Trust 2035 Tax-Exempt Distributing
Ladder ETF 0.18%
Northern Trust 2045 Tax-Exempt Distributing
Ladder ETF 0.18%
Fund
Unitary
Management
Fee
Northern Trust 2055 Tax-Exempt Distributing
Ladder ETF 0.18%
Northern Trust Intermediate Tax-Exempt Bond ETF 0.05%
Northern Trust Short-Term Tax-Exempt Bond ETF 0.05%
Northern Trust Tax-Exempt Bond ETF 0.05%

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Notes to the Financial Statements
EXCHANGE TRADED FUNDS
December 31, 2025
compensation from NTI for its services as distributor
pursuant to a separate letter agreement between it and NTI.
Each Fund has adopted a Distribution and Service Plan (“the
Plan”) pursuant to Rule 12b-1 under the 1940 Act. Payments
to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. The Plan has not been
implemented with respect to the Funds. The Plan may not be
implemented without further Board approval. The maximum
distribution fee is 0.25% of each Fund’s respective average
daily net assets under the Plan. The Funds did not pay any
12b-1 fees during the fiscal year.
9. Issuance and Redemption of Fund Shares
Each Fund only issues and redeems shares to Authorized
Participants in exchange for the deposit or delivery of a
basket of assets (securities and/or cash), in large blocks
known as Creation Units, each of which is comprised of a
specified number of shares.
Retail investors may only purchase and sell fund shares
in the secondary market through a broker-dealer and such
transactions may be subject to customary commission and
fee rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset
transfer and other transaction costs associated with the
issuance and redemption of Creation Units. The transaction
fees are paid directly to the Fund and used to offset Fund
custody fees. Certain fees or costs associated with Creation
Unit purchases may be paid by NTI in certain circumstances.
In addition, the Trust may from time to time waive the
standard transaction fee. The net custody fees charged to
the Fund are paid for by the Investment Adviser through the
Fund’s Unitary Fee. Transaction fees remaining in the Funds
were as follows:
10. Investment Transactions
For the period ended December 31, 2025, the Northern Trust
2030 Inflation-Linked Distributing Ladder ETF, Northern Trust
2035 Inflation-Linked Distributing Ladder ETF, Northern Trust
2045 Inflation-Linked Distributing Ladder ETF and Northern
Trust 2055 Inflation-Linked Distributing Ladder ETF invested solely in U.S. Government, including U.S. government
agency, securities. The cost of securities purchased by each
Fund and proceeds from sales of securities, excluding short-
term securities and in-kind transactions for the period ended
December 31, 2025, were as follows:
11. In-Kind Transactions
During the period ended December 31, 2025, certain Funds
received securities in exchange for subscriptions of shares
(subscriptions-in-kind). For the period ended December
31, 2025, the fair value of the securities received for
subscriptions for these Funds were as follows:
Certain Funds may deliver securities in exchange for
redemption of shares (redemptions-in-kind). For financial
reporting purposes, these Funds may record net realized
gains and losses in connection with each transaction.
For the period ended December 31, 2025, there were no
redemptions-in-kind.
Fund
As of December
31, 2025
Northern Trust 2030 Inflation-Linked Distributing
Ladder ETF
$ 250
Northern Trust 2035 Inflation-Linked Distributing
Ladder ETF
250
Northern Trust 2045 Inflation-Linked Distributing
Ladder ETF
500
Northern Trust 2055 Inflation-Linked Distributing
Ladder ETF
500
Northern Trust 2030 Tax-Exempt Distributing
Ladder ETF
500
Northern Trust 2055 Tax-Exempt Distributing
Ladder ETF
500
Northern Trust Intermediate Tax-Exempt Bond
ETF
4,750
Northern Trust Short-Term Tax-Exempt Bond
ETF
3,000
Northern Trust Tax-Exempt Bond ETF
2,000
Fund Purchases Sales
Northern Trust 2030 Inflation-
Linked Distributing Ladder ETF
$ 1,984,823 $ 14,532
Northern Trust 2035 Inflation-
Linked Distributing Ladder ETF
1,986,753 32,519
Northern Trust 2045 Inflation-
Linked Distributing Ladder ETF
1,987,245 28,381
Northern Trust 2055 Inflation-
Linked Distributing Ladder ETF
2,970,083 42,275
Northern Trust 2030 Tax-Exempt
Distributing Ladder ETF
5,194,511 —
Northern Trust 2035 Tax-Exempt
Distributing Ladder ETF
4,586,860 —
Northern Trust 2045 Tax-Exempt
Distributing Ladder ETF
9,654,319 —
Northern Trust 2055 Tax-Exempt
Distributing Ladder ETF
9,727,964 1,968,485
Northern Trust Intermediate Tax-
Exempt Bond ETF
52,120,672 1,477,673
Northern Trust Short-Term Tax-
Exempt Bond ETF
62,207,158 4,495,108
Northern Trust Tax-Exempt Bond
ETF
25,381,171 662,953
Fund Fair Value
Northern Trust 2030 Inflation-Linked Distributing
Ladder ETF $ 2,997,222
Northern Trust 2035 Inflation-Linked Distributing
Ladder ETF 1,997,311
Northern Trust 2045 Inflation-Linked Distributing
Ladder ETF 1,002,604

EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Notes to the Financial Statements
continued
EXCHANGE TRADED FUNDS
12. Guarantees and Indemnifications
In the normal course of business each Fund enters into
contracts with third-party service providers that contain a
variety of representations and warranties and that provide
general indemnifications. Additionally, under the Funds’
organizational documents, the officers and trustees are
indemnified against certain liabilities arising out of the
performance of their duties to the Funds. The Funds’
maximum exposure under these arrangements is unknown,
as it involves possible future claims that may or may not be made against the Funds.
13. Operating Segments
During the reporting period, the Funds adopted FASB
Accounting Standards Update (ASU) 2023-07, Segment
Reporting (Topic 280) Improvements to Reportable Segment
Disclosures (“ASU 2023-07”). Adoption of the new standard
impacted financial statement disclosures only and did not
affect each Fund’s financial position or the results of its
operations. An operating segment is defined in ASU 2023-07
as a component of a public entity that engages in business
activities from which it may recognize revenues and incur
expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”)
to make decisions about resources to be allocated to the
segment and assess its performance, and has discrete
financial information available. NTI acts as the CODM. Each
Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund
as a whole and each Fund’s long-term strategic asset
allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is
executed by the respective Fund’s portfolio managers as a
team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, and subscriptions and redemptions which are
used by the CODM to assess the segment’s performance
and to make resource allocation decisions for each Fund
(as a single segment), is consistent with that presented
within each Fund’s financial statements. Segment assets
are reflected on the accompanying Statements of Assets
and Liabilities as “total assets” and significant segment
expenses are listed on the accompanying Statements of
Operations.
14. Global Instability
Unexpected political, regulatory and diplomatic events
and military conflicts around the world may affect investor
and consumer confidence and may adversely impact
global and domestic financial markets and the broader
economy. Such conflicts have caused, and could continue
to cause, significant market disruptions and volatility within specific markets and globally. The hostilities and sanctions resulting from those conflicts have, and could continue to
have, a significant impact on certain Fund investments as
well as Fund performance and liquidity. The economies of
the United States and its trading partners, as well as the
financial markets generally, may be adversely impacted by
trade disputes and other matters.
15. Subsequent Events
Management has evaluated subsequent events for the
Funds through the date the financial statements were
issued, and has concluded that there are no recognized or
non-recognized subsequent events relevant for financial
statement disclosure.

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
Report of Independent Registered Public Accounting Firm
EXCHANGE TRADED FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of Northern Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Northern
Trust 2030 Inflation-Linked Distributing Ladder ETF, Northern Trust 2035 Inflation-Linked Distributing Ladder ETF, Northern
Trust 2045 Inflation-Linked Distributing Ladder ETF, Northern Trust 2055 Inflation-Linked Distributing Ladder ETF, Northern
Trust 2030 Tax-Exempt Distributing Ladder ETF, Northern Trust 2035 Tax-Exempt Distributing Ladder ETF, Northern Trust 2045
Tax-Exempt Distributing Ladder ETF, Northern Trust 2055 Tax-Exempt Distributing Ladder ETF, Northern Trust Intermediate
Tax-Exempt Bond ETF, Northern Trust Short-Term Tax-Exempt Bond ETF, Northern Trust Tax-Exempt Bond ETF (collectively, the “Funds”), each a series of Northern Funds, as of December 31, 2025; the related statements of operations, changes in net assets, and financial highlights for the period from August 18, 2025 (commencement of investment operations) to December
31, 2025; and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, and the results of their operations, changes in their net assets, and financial highlights the period from
August 18, 2025 (commencement of investment operations) to December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
February 23, 2026
We have served as the auditor of one or more Northern Trust investment companies since 2002.

EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
Form N-CSR - Items 8 - 11
EXCHANGE TRADED FUNDS
December 31, 2025 {Unaudited}
Item 8. Changes in and Disagreements with
Accountants for Open-End Management
Investment Companies.
There were no changes in or disagreements
with accountants on accounting and financial
disclosures required by Item 304 of Regulation S-K
[17 CFR 229.304].
Item 9. Proxy Disclosures for Open-End
Management Investment Companies.
There were no matters submitted during the period
covered by the report to a vote of shareholders,
through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers,
and Others of Open-End Management Investment
Companies.
The information is disclosed as part of the financial
statements for each Fund as part of Item 7: Financial
Statements and Financial Highlights for Open-End
Management Investment Companies.
Item 11. Statement Regarding Basis for Approval
of Investment Advisory Contract.

NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
APPROVAL OF ADVISORY AGREEMENT
{Unaudited}
EXCHANGE TRADED FUNDS
15(c) Considerations for Northern Funds Tax-Exempt
and Distributing Ladder ETFs
At an in-person meeting held on May 19-20, 2025 (the “
Meeting”), the Board of Trustees (the “Board” or the “Trustees”)
of Northern Funds (the “Trust”), including all of the Trustees who are not “interested persons” (“Independent Trustees”)
as defined in the Investment Company Act of 1940 (the “1940
Act”) voting separately, reviewed and unanimously approved
the investment management agreement (the “Management
Agreement”) between Northern Trust Investments, Inc.
(“Northern”) and the Trust, on behalf of Northern Trust Tax-
Exempt Bond ETF, Northern Trust Intermediate Tax-Exempt
Bond ETF, Northern Trust Short-Term Tax-Exempt Bond ETF
(collectively, the “Tax-Exempt Bond ETFs”), Northern Trust
2030 Tax-Exempt Distributing Ladder ETF, Northern Trust
2035 Tax-Exempt Distributing Ladder ETF, Northern Trust
2045 Tax-Exempt Distributing Ladder ETF, Northern Trust
2055 Tax-Exempt Distributing Ladder ETF (collectively, the
“Tax-Exempt Distributing Ladder ETFs”), Northern Trust
2030 Inflation-Linked Distributing Ladder ETF, Northern
Trust 2035 Inflation-Linked Distributing Ladder ETF, Northern
Trust 2045 Inflation-Linked Distributing Ladder ETF and
Northern Trust 2055 Inflation-Linked Distributing Ladder
ETF (collectively, the “Inflation-Linked Distributing Ladder
ETFs,” and collectively with the Tax-Exempt Bond ETFs and
Tax-Exempt Distributing Ladder ETFs, the “Funds,” and each,
a “Fund”).
At the Meeting, the Trustees received, considered
and discussed a variety of information relating to the
Management Agreement and Northern, including written
materials and verbal presentations. Throughout the process,
the Trustees asked questions of Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel
and received a memorandum from their independent legal
counsel regarding their responsibilities under applicable
law. They met in executive session at the Meeting with
their independent legal counsel and without employees of
Northern or the interested Trustee present. In evaluating
the Management Agreement, the Independent Trustees
discussed with independent legal counsel Northern’s
reports, presentations and other information that had been
provided to them at the Meeting.
The Trustees reviewed and assessed, among other things,
information relating to: (a) the nature, extent and quality of the services to be provided by Northern; (b) the proposed
contractual management fee rates and estimated total
expense ratios of the Funds, including in comparison to
those borne by a group of comparable peer funds (“Expense
Group”) selected by an independent third-party provider of
fund data (“Data Provider”); (c) the anticipated cost of the services and profits to be realized by Northern from its
relationship with the Funds; (d) the existence and sharing
of potential economies of scale; (e) any fall-out benefits to
Northern that could result from Northern’s relationship with the Funds; and (f) other factors deemed relevant by the
Trustees.
In addition, the Board reviewed, among other things,
materials relating to: (i) compliance reports; (ii) information about Northern’s risk management processes, stress
testing, business continuity and cyber-security programs;
(iii) the qualifications of Northern to provide services to the
Funds, including Northern’s proposed staffing for the Funds, information on portfolio managers and other personnel,
as well as Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s financial resources and
investments in technology to benefit the Funds; and (v)
information about Northern’s expertise in managing and
supporting exchange-traded funds (“ETFs”).
The Trustees were provided with information on the
composition of the Expense Group for each Fund by the Data
Provider. In evaluating the Management Agreement for each
of the Funds, the Trustees gave weight to various factors,
including those discussed below, but did not identify any
single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. The
Trustees considered the information provided to them about
the Funds together and with respect to each Fund separately
as the Board deemed appropriate.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services to be provided by Northern to the Funds, including
both the investment advisory services and ancillary services.
These ancillary services include providing other services
necessary for the operation of the Funds and the Trust.
The Trustees considered that the Management Agreement
encompassed both the advisory and ancillary services being
rendered by Northern.
The Trustees considered that Northern will be responsible
for the management of the investment operations of each
Fund and the composition of each Fund’s portfolio, including the day-to-day management of each Fund, subject to the
supervision of the Board. The Trustees discussed that, under the Management Agreement, Northern will be responsible for,
among other things: (i) furnishing a continuous investment
program for each Fund; (ii) determining what investments or
securities will be purchased, retained or sold by each Fund, and what portion of each Fund’s assets will be invested or
held uninvested as cash; (iii) trading the assets of each Fund with broker-dealers selected by Northern, including using
Northern’s best judgment to obtain the best overall terms
available in executing Fund transactions; (iv) reviewing and preparing Fund regulatory documents; and (v) monitoring
for anticipated purchases and redemptions of creation units
of Fund shares.

APPROVAL OF ADVISORY AGREEMENT
EXCHANGE TRADED FUNDS
EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
{Unaudited}
The Trustees considered Northern’s significant commitments
to address regulatory compliance requirements applicable
to the Funds. They considered information regarding the
effectiveness and resources of the compliance team,
including maintaining and monitoring Northern’s and the
Funds’ compliance programs. The Trustees also noted that
on a regular basis they will receive and review information
from the Trust’s Chief Compliance Officer regarding the
Funds’ compliance policies and procedures. They considered
the quality of Northern’s compliance oversight program with
respect to the Funds’ service providers.
The Trustees considered ongoing expenditures made by
Northern to continue improving the quality and scope
of the services it offers, and the quality of Northern’s
communications with and services to shareholders of the
other series of the Trust. The Trustees noted that the scope of services provided by Northern, and the undertakings
required of Northern in connection with those services,
had expanded over time as a result of regulatory, market
and other developments, and that the Funds would benefit
from such expanded services. The Trustees considered
Northern’s initiatives undertaken in the past few years to
address additional regulatory and reporting requirements,
including with respect to ETFs, and how those initiatives
would also benefit the Funds.
The Trustees considered the qualifications, background
and responsibilities of Northern’s senior management and
investment personnel. They noted Northern’s recruitment
and retention plans for attracting investment professionals, as well as its portfolio management compensation structure.
The Trustees also considered the financial position and
stability of The Northern Trust Corporation, the corporate
parent of Northern.
Following consideration of this and other information, the
Board was satisfied with the nature, extent and quality of
services to be provided by Northern to the Funds and their
prospective shareholders.
Performance, Fee Rates, Costs of Services and
Profitability
The Trustees noted that because the Funds had not
yet commenced operations, there was no performance
information to consider. The Trustees evaluated each Fund’s
proposed contractual management fee rate and each Fund’s
estimated total operating expense ratio. The Trustees
considered that the Management Agreement provided for a
“unitary fee” structure pursuant to which the Funds’ ordinary operating expenses (subject to customary exclusions)
would be paid from Northern’s management fee. The Board
noted that, under the unitary fee arrangement, Northern
would likely supplement a portion of the cost of operating
the Funds for some period of time and considered the
benefits that would accrue to each Fund.
The Trustees reviewed information on the proposed
management fee rate to be paid by each Fund under the
Management Agreement and each Fund’s estimated total
operating expense ratio compared to each Fund’s respective
Expense Group. With respect to the Tax-Exempt Bond ETFs,
which were proposed to implement index-based investment
strategies, the Board noted that the Expense Group included
only other index-based ETFs). With respect to the Tax-
Exempt Distributing Ladder ETFs and Inflation-Linked
Distributing Ladder ETFs, which were proposed to be actively managed, the Board noted that the Expense Group included
both index-based and actively managed ETFs. Based on the
information available to the Board, the Board believed the
independent analysis conducted by the Data Provider to be
an appropriate measure of comparative fees and expenses.
The Funds were ranked by the Data Provider in quintiles,
ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees noted that the estimated total operating expense ratios of the Tax-Exempt
Bond ETFs were either in the first or second quintiles of their respective Expense Groups, the estimated total operating
expense ratios of the Tax-Exempt Distributing Ladder ETFs
were ranked third out of five in their Expense Group, and the estimated total operating expense ratios of the Inflation-
Linked Distributing Ladder ETFs were ranked second out of
five in their Expense Group. The Trustees also noted that the proposed contractual management fees for the Northern
Trust Tax-Exempt Bond ETF and Northern Trust Short-Term
Tax-Exempt Bond ETF were below the average and median
contractual management fees of their respective Expense
Groups, and that the proposed contractual management
fees for the Northern Trust Intermediate-Term Tax-Exempt
Bond ETF, the Tax-Exempt Distributing Ladder ETFs and the
Inflation-Linked Distributing Ladder ETFs were below the
average and equal to the median contractual management
fees of their respective Expense Groups.
Following these comparisons and upon further
consideration and discussion, the Trustees concluded
that the compensation to be paid by each Fund under the
Management Agreement was fair and reasonable in light of
the services provided.
The Trustees discussed estimated profitability information
provided by Northern. They considered the nature of the
Funds and the high quality of the services to be provided by
Northern, and that Northern appeared to have the resources
necessary to fulfill its obligations under its proposed
Management Agreement with the Funds.
Based upon its consideration of all these factors, the
Trustees concluded that Northern’s anticipated profitability was not excessive in view of the nature, extent and quality of services to be provided to each Fund.

APPROVAL OF ADVISORY AGREEMENT
EXCHANGE TRADED FUNDS
NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
{Unaudited}
Economies of Scale
The Trustees considered the extent to which economies
of scale may be realized as the Funds grow and whether
anticipated fee levels reflected these economies of scale
for the benefit of shareholders. The Trustees considered
that each Fund would likely experience benefits from the
proposed unitary fee arrangement pursuant to which the
Funds’ ordinary operating expenses (subject to customary
exclusions) would be paid from Northern’s management fee.
Accordingly, the Board concluded that each Fund’s proposed
fee arrangement would provide benefits through the unitary
fee structure, and that each Fund’s proposed arrangement
with Northern would therefore be appropriate.
Fall Out and Other Benefits to Northern
The Trustees reviewed other benefits that may accrue to
Northern as a result of its relationship with the Funds and
concluded that such potential benefits are immaterial to its consideration and approval of the Management Agreement.
Conclusion
After deliberation and based on the Trustees’ review,
including consideration of each of the factors referenced
above, the Board, including the Independent Trustees,
determined that the compensation to be paid under the
Management Agreement on behalf of each Fund is fair and
reasonable in light of the services to be provided by Northern and such other matters as the Board considered relevant in
the exercise of its reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously
approved the Management Agreement on behalf of each
Fund.

EXCHANGE TRADED FUNDS

NORTHERN FUNDS ANNUAL REPORT
TAX INFORMATION
EXCHANGE TRADED FUNDS
December 31, 2025 {Unaudited}
Pursuant to Section 852 of the Internal Revenue Code, the following percentages of distributions paid from net investment income are designated as exempt-interest dividends for the period ended December 31, 2025:
Fund
Exempt-Interest
Dividends
Percentage
Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
100.00%
Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
100.00%
Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
100.00%
Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
100.00%
Northern Trust Intermediate Tax-Exempt Bond ETF
98.71%
Northern Trust Short-Term Tax-Exempt Bond ETF
99.98%
Northern Trust Tax-Exempt Bond ETF
97.70%

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{Section Name}
NORTHERN FUNDS ANNUAL REPORT

EXCHANGE TRADED FUNDS
EXCHANGE TRADED FUNDS

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@2025 Northern Funds
NTE0058-0226

 Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.
Item 19. Exhibits.

(a)(1) Incorporated by reference to Exhibit 13(a)(1) to the report filed on Form N-CSR on June 5, 2020 (Accession Number 0001193125-20-161887).

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith.ex99cert.docx

(a)(4) Not applicable.

(a)(5) There has been no change to the registrant’s independent public accountant during the reporting period.

(b) Certifications of the Registrant pursuant to Rule 30a-2(b) under the 1940 Act are filed herewith.ex99906cert.docx
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:
/s/Kevin O’Rourke
Kevin P. O’Rourke, President
(Principal Executive Officer)

Date: March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/Kevin O’Rourke
Kevin P. O’Rourke, President
(Principal Executive Officer)

Date: March 6, 2026

By:
/s/Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: March 6, 2026